As filed with the Securities and Exchange Commission on December 7, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10267
Investment Company Act file number

ASSETMARK FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-664-5345
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  April 1, 2007 through September 30, 2007

Item 1. Report to Stockholders.

Dear Shareholder,

We are pleased to present you with the Semi-Annual Report for the AssetMark Funds covering the six-month period from April 1, 2007 through September 30, 2007.

We appreciate the trust you and your advisor have placed in us by including the AssetMark Funds as part of your portfolio. The Semi-Annual Report and this letter are intended to help you understand your Fund’s performance during the reporting period, as well as some of the market and economic forces shaping its returns.

Economic and Market Overview
There was significant market volatility during the reporting period, especially in July and August. At the end of the period, however, most of the major market indexes showed positive returns. The exceptions were the Russell 2500 Value Index1, which is our benchmark for small/mid cap value, and the Dow Jones Wilshire REIT Index, which is our benchmark for REIT portfolios.

Other notable developments for the markets included:

•	Large capitalization stocks took on a dominant leadership role within domestic equity markets

•	Economic growth abroad, especially in Asia and emerging markets, combined with the weak U.S. dollar, contributed to international equity’s continued strength

•	Real estate’s three year run as a market leader came to an end with a major correction mid-way through the period

•
Global fixed income and US Treasury Inflation Protected securities (TIPS) were the strongest performers within fixed income, while high yield and corporate credit suffered as nervous investors made a flight to quality

AssetMark Funds Overview

While the broad market forces noted above exerted significant influence over the performance of the AssetMark Funds for the six-month period ended September 30, 2007, returns for individual Funds were also affected by security selection, sector exposures and other factors.

The AssetMark Large Cap Growth Fund returned 11.64% (net of fees), outperforming the Russell 1000 Growth Index, a widely accepted unmanaged benchmark for large cap growth portfolios, which returned 11.35%.

The strong returns were driven by the two satellite managers, TCW Investment Management Company and Atlanta Capital Management Company, LLC, whose focus on high quality growth companies benefited performance. Wellington Management Company, LLP lagged the benchmark for the period mainly due to poor results in July and August as the quantitative portion of the strategy was affected by the spillover from the liquidations of quantitatively run hedge fund activity.

The AssetMark Large Cap Value Fund returned 3.57% (net of fees), trailing the Russell 1000 Value Index, a widely accepted unmanaged benchmark for large cap value portfolios, which returned 4.67%.

Most of the trailing performance was driven by Brandes Investment Partners L.P., with stock selection in financials and technology hurting performance, along with a large underweight exposure to energy. NFJ Investment Group L.P., however, outperformed the index, aided by stock selection across most sectors. Davis Selected Advisers L.P. marginally underperformed due to their stock selection in materials and industrials and a large overweight position in financials. It should be noted that their stock selection within financials did outperform the overall sector.

The AssetMark Small/Mid Cap Growth Fund returned 9.58% (net of fees), outperforming the Russell 2500 Growth Index, a widely accepted unmanaged benchmark for small/mid cap growth portfolios, which returned 7.69%.
__________________________
[1] Source: All benchmark return data provided by U.S. Bancorp Fund Services, LLC. One can not invest directly in an index, nor is an index representative of any Fund’s portfolio. The indexes provided are widely accepted benchmarks for the associated portfolios. The performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investorís shares, when redeemed, may be worth more or less than their original cost.

Strong stock selection in technology and consumer discretionary from Copper Rock Capital Partners, LLC boosted returns. Nicholas-Applegate Capital Management trailed the benchmark due to stock selection in technology and consumer discretionary, in addition to experiencing some spillover from the liquidations of quantitatively run hedge fund activity.

The AssetMark Small/Mid Cap Value Fund returned -3.35% (net of fees), marginally trailing the Russell 2500 Value Index, a widely accepted unmanaged benchmark for small/mid cap value portfolios, which returned -3.31%.

Advisory Research Inc., provided strong returns for the period through solid stock selection in consumer discretionary and financials. First Quadrant L.P. suffered during the quarter from stock selection, especially in the financials and consumer discretionary sectors, in addition to experiencing some spillover from the liquidations of quantitatively run hedge fund activity.

The AssetMark International Equity Fund returned 7.26% (net of fees), trailing the MSCI EAFE Index, a widely accepted unmanaged benchmark for international equity portfolios, which returned 9.05%.

Clay Finlay Inc. marginally trailed the index for the period due to underweighted exposure to materials, as well as poor stock selection in the sector. However, their stock selection in all other sectors benefited returns. Oppenheimer Capital LLC trailed the index for the period mainly due to poor stock selection in the financials and materials sectors.

The AssetMark Real Estate Securities Fund returned -7.55% (net of fees), outperforming the Dow Jones Wilshire REIT Index, a widely accepted unmanaged benchmark for REIT portfolios, which returned -8.08%.

Both sub-advisors outperformed the benchmark for the period, aided by stock selection. Adelante Capital Management LLC benefited from holdings in apartments, office and retail sectors. AEW Management and Advisors L.P. benefited from its holdings in the hotel sector, especially in the second half of the period.

The AssetMark Core Plus Fixed Income Fund returned 1.81% (net of fees), trailing the Lehman Brothers Aggregate Bond Index, a widely accepted unmanaged benchmark for core fixed income portfolios, which returned 2.31%.

Goldman Sachs Asset Management L.P. outperformed the benchmark, helped by its duration positioning and favoring of agency and other high quality bonds. Western Asset Management Company trailed the benchmark as a result of their larger exposure to non-treasury sectors.

The AssetMark Tax-Exempt Fixed Income Fund returned 0.28% (net of fees), trailing the Lehman Municipal Bond Index, a widely accepted unmanaged benchmark for tax-exempt fixed income portfolios, which returned 1.15%.

Delaware Investments trailed the benchmark as the repricing of risk in the market during the third quarter hurt their credit exposures. Nuveen outperformed the benchmark benefiting from its duration positioning and higher credit quality.

Keep a Long-term Focus

As always, we seek to provide consistent, positive returns to help you achieve your financial goals. However, it is inevitable that we will face challenging markets from time to time.

When that happens, remember to take a long-term, holistic view of your portfolio. We believe that the AssetMark Funds will continue to provide value as integral components of your diversified asset allocation portfolio.

We look forward into 2008 with confidence that the Funds will continue to be well positioned to meet the challenges and opportunities that lie ahead.

Sincerely,

Ronald D. Cordes
Chairman and President
AssetMark Funds

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
September 30, 2007

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Expense Example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example is based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period (April 1, 2007 – September 30, 2007) for the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund; and from inception through the remainder of the period (August 9, 2007 – September 30, 2007) for the AssetMark Fundamental Index™ Large Company Growth Fund, AssetMark Fundamental Index™ Large Company Value Fund, AssetMark Fundamental Index™ Small Company Growth Fund and AssetMark Fundamental Index™ Small Company Value Fund.

Actual Expenses
The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2007

	AssetMark Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2007	September 30, 2007	April 1, 2007 – September 30, 2007
Actual	$1,000.00	$1,116.40	$6.77

Hypothetical (5% return
before expenses)	1,000.00	1,018.60	6.46
* Expenses are equal to the Fund’s annualized expense ratio of 1.28%, mutiplied by the average account value over the period, muliplied by
183/366 to reflect the one-half year period.

	AssetMark Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2007	September 30, 2007	April 1, 2007 – September 30, 2007
Actual	$1,000.00	$1,035.70	$6.57

Hypothetical (5% return
before expenses)	1,000.00	1,018.55	6.51
* Expenses are equal to the Fund’s annualized expense ratio of 1.29%, mutiplied by the average account value over the period, muliplied by
183/366 to reflect the one-half year period.

	AssetMark Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2007	September 30, 2007	April 1, 2007 – September 30, 2007
Actual	$1,000.00	$1,095.80	$6.71

Hypothetical (5% return
before expenses)	1,000.00	1,018.60	6.46
* Expenses are equal to the Fund’s annualized expense ratio of 1.28%, mutiplied by the average account value over the period, muliplied by
183/366 to reflect the one-half year period.

	AssetMark Small/Mid Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2007	September 30, 2007	April 1, 2007 – September 30, 2007
Actual	$1,000.00	$966.50	$6.74

Hypothetical (5% return
before expenses)	1,000.00	1,018.15	6.91
* Expenses are equal to the Fund’s annualized expense ratio of 1.37%, mutiplied by the average account value over the period, muliplied by
183/366 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2007

	AssetMark International Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2007	September 30, 2007	April 1, 2007 – September 30, 2007
Actual	$1,000.00	$1,072.60	$7.10

Hypothetical (5% return
before expenses)	1,000.00	1,018.15	6.91
* Expenses are equal to the Fund’s annualized expense ratio of 1.37%, mutiplied by the average account value over the period, muliplied by
183/366 to reflect the one-half year period.

	AssetMark Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2007	September 30, 2007	April 1, 2007 – September 30, 2007
Actual	$1,000.00	$922.50	$6.82

Hypothetical (5% return
before expenses)	1,000.00	1,017.90	7.16
* Expenses are equal to the Fund’s annualized expense ratio of 1.42%, mutiplied by the average account value over the period, muliplied by
183/366 to reflect the one-half year period.

	AssetMark Tax-Exempt Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2007	September 30, 2007	April 1, 2007 – September 30, 2007
Actual	$1,000.00	$1,002.80	$6.01

Hypothetical (5% return
before expenses)	1,000.00	1,019.00	6.06
* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, mutiplied by the average account value over the period, muliplied by
183/366 to reflect the one-half year period.

	AssetMark Core Plus Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2007	September 30, 2007	April 1, 2007 – September 30, 2007
Actual	$1,000.00	$1,018.10	$5.70

Hypothetical (5% return
before expenses)	1,000.00	1,019.35	5.70
* Expenses are equal to the Fund’s annualized expense ratio of 1.13%, mutiplied by the average account value over the period, muliplied by
183/366 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2007

	AssetMark Fundamental Index™ Large Company Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	August 9, 2007	September 30, 2007	August 9, 2007 – September 30, 2007
Actual	$1,000.00	$1,062.00	$1.82

Hypothetical (5% return
before expenses)	1,000.00	1,005.47	1.77
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, mutiplied by the average account value over the period, muliplied by
53/366 to reflect the period from inception through the remainder of the period.

	AssetMark Fundamental Index™ Large Company Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	August 9, 2007	September 30, 2007	August 9,2007 – September 30, 2007
Actual	$1,000.00	$1,042.00	$1.80

Hypothetical (5% return
before expenses)	1,000.00	1,005.47	1.77
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, mutiplied by the average account value over the period, muliplied by
53/366 to reflect the period from inception through the remainder of the period.

	AssetMark Fundamental Index™ Small Company Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	August 9, 2007	September 30, 2007	August 9, 2007 – September 30, 2007
Actual	$1,000.00	$1,034.00	$1.80

Hypothetical (5% return
before expenses)	1,000.00	1,005.47	1.77
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, mutiplied by the average account value over the period, muliplied by
53/366 to reflect the period from inception through the remainder of the period.

	AssetMark Fundamental Index™ Small Company Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	August 9, 2007	September 30, 2007	August 9, 2007 – September 30, 2007
Actual	$1,000.00	$1,025.00	$1.79

Hypothetical (5% return
before expenses)	1,000.00	1,005.47	1.77
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, mutiplied by the average account value over the period, muliplied by
53/366 to reflect the period from inception through the remainder of the period.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Unaudited)
September 30, 2007

AssetMark Large Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$91,701,122
Consumer Staples		54,753,608
Energy		64,384,624
Financials		94,815,865
Health Care		134,148,409
Industrials		101,219,623
Information Technology		236,042,522
Materials		28,943,232
Telecommunication Services		3,723,280
Utilities		7,259,981
Short Term Investments		16,935,829
	Total	$833,928,095	(1)

(1) Total excludes $253,016,872 of Securities Lending Collateral

AssetMark Large Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$90,739,605
Consumer Staples		67,548,437
Energy		85,321,663
Financials		197,113,914
Health Care		63,498,638
Industrials		35,826,007
Information Technology		51,074,193
Materials		43,172,006
Telecommunication Services		34,561,080
Utilities		14,959,272
Short Term Investments		20,438,174
	Total	$704,252,989	(1)

(1) Total excludes $208,971,663 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2007

AssetMark Small/Mid Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$29,002,186
Consumer Staples		2,656,585
Energy		15,499,654
Financials		14,158,987
Health Care		28,583,147
Industrials		39,657,011
Information Technology		45,314,495
Materials		8,200,999
Telecommunication Services		6,565,729
Utilities		1,153,820
Short Term Investments		5,027,808
	Total	$195,820,421	(1)

(1) Total excludes $67,169,710 of Securities Lending Collateral

AssetMark Small/Mid Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$18,514,463
Consumer Staples		4,749,635
Energy		9,621,918
Financials		40,998,078
Health Care		1,454,868
Industrials		7,137,473
Information Technology		13,855,183
Materials		9,504,309
Telecommunication Services		2,119,213
Utilities		12,560,932
Short Term Investments		4,650,667
	Total	$125,166,739	(1)

(1) Total excludes $37,721,059 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2007

AssetMark International Equity Fund

Components of Portfolio Holdings
Asia		$166,519,969
Australia		21,796,642
Europe		566,573,269
South America		26,670,544
Short Term Investments		9,437,136
	Total	$790,997,560	(1)

(1) Total excludes $32,629,322 of Securities Lending Collateral

AssetMark Real Estate Securities Fund

Components of Portfolio Holdings
Apartments		$16,826,316
Diversified		9,525,884
Health Care		1,582,244
Hotels & Motels		4,524,679
Office Property		15,840,309
Regional Malls		15,955,194
Shopping Centers		9,273,220
Storage		2,420,255
Warehouse/Industrial		7,361,780
Short Term Investments		2,138,496
	Total	$85,448,377	(1)

(1) Total excludes $32,931,273 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2007

AssetMark Tax-Exempt Fixed Income Fund

Components of Portfolio Holdings
Certificate of Participation		$1,987,336
General Obligation Bonds		84,345,311
Notes		2,008,070
Revenue Bonds		168,365,138
Special Assessment		1,224,537
Special Tax		471,260
Short Term Investments		8,577,423
	Total	$266,979,075

AssetMark Core Plus Fixed Income Fund

Components of Portfolio Holdings
Asset Backed Securities	$33,420,573
Collateralized Mortgage Obligations	24,304,181
Convertible Bond	93,900
Convertible Preferred Stocks	332,202
Corporate Bonds	147,495,227
Foreign Government Notes/Bonds	6,982,836
Mortgage Backed Securities	450,012,262
Preferred Stocks	1,094,799
Supranational Obligations	4,271,082
U.S. Government Agency Issues	86,389,296
U.S. Treasury Obligations	45,831,504
Municipal Bonds	2,566,221
Short Term Investments	55,521,721
Total	$858,315,804	(1)

(1) Total excludes $184,651,953 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2007

AssetMark Fundamental Index™ Large Company Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$2,702,284
Consumer Staples		3,104,380
Energy		2,188,874
Financials		1,574,971
Health Care		2,817,584
Industrials		3,721,209
Information Technology		3,529,169
Materials		1,032,428
Telecommunication Services		135,738
Utilities		736,368
Short Term Investments		1,204,742
	Total	$22,747,747

AssetMark Fundamental Index™ Large Company Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$1,603,076
Consumer Staples		892,251
Energy		1,216,322
Financials		5,123,561
Health Care		822,165
Industrials		672,465
Information Technology		364,433
Materials		579,683
Telecommunication Services		811,743
Utilities		1,133,105
Short Term Investments		1,008,600
	Total	$14,227,404

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
September 30, 2007

AssetMark Fundamental Index™ Small Company Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$519,793
Consumer Staples		66,236
Energy		160,322
Financials		328,562
Health Care		291,595
Industrials		532,753
Information Technology		497,600
Materials		133,904
Telecommunication Services		43,008
Utilities		19,240
Short Term Investments		229,113
	Total	$2,822,126

AssetMark Fundamental Index™ Small Company		Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$263,020
Consumer Staples		60,363
Energy		42,549
Financials		449,288
Health Care		50,220
Industrials		147,758
Information Technology		99,594
Materials		88,321
Telecommunication Services		15,336
Utilities		37,439
Short Term Investments		144,287
	Total	$1,398,175

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 97.99%
	Aerospace & Defense - 2.55%
91,300	Lockheed Martin Corp.	$9,905,137
47,400	Precision Castparts Corp.	7,014,252
51,700	United Technologies Corp.	4,160,816
		21,080,205
	Air Freight & Logistics - 1.87%
135,425	C.H. Robinson Worldwide, Inc. (b)	7,352,223
172,060	Expeditors International
	Washington, Inc. (b)	8,138,438
		15,490,661
	Auto Components - 0.22%
60,500	Goodyear Tire & Rubber Co. (a)(b)	1,839,805
	Beverages - 0.99%
64,000	The Coca-Cola Company	3,678,080
61,450	PepsiCo, Inc.	4,501,827
		8,179,907
	Biotechnology - 3.04%
107,500	Cephalon, Inc. (a)(b) .	7,853,950
151,460	Genentech, Inc. (a)(b) .	11,816,909
330,200	Millennium Pharmaceuticals,
	Inc. (a)(b)	3,351,530
56,600	Vertex Pharmaceuticals, Inc. (a)(b)	2,174,006
		25,196,395
	Capital Markets - 2.52%
86,273	The Bank Of New York
	Mellon Corp.	3,808,090
131,900	The Charles Schwab Corp.	2,849,040
44,700	Goldman Sachs Group, Inc. (b)	9,688,278
30,450	Merrill Lynch & Co., Inc.	2,170,476
87,000	SEI Investments Co.	2,373,360
		20,889,244
	Chemicals - 0.93%
48,800	Air Products & Chemicals, Inc.	4,770,688
54,800	Mosaic Co. (a)	2,932,896
		7,703,584
	Commercial Banks - 2.01%
136,760	Bank of America Corp.	6,874,925
251,357	Commerce Bancorp, Inc. (b)	9,747,625
		16,622,550

Number of		Market
Shares		Value
	Commercial Services & Supplies - 1.79%
30,800	Apollo Group, Inc. (a)	$1,852,620
58,100	ITT Educational Services, Inc. (a)	7,070,189
55,500	Manpower, Inc.	3,571,425
130,200	Steelcase, Inc. (b) .	2,340,996
		14,835,230
	Communications Equipment - 4.21%
287,080	Cisco Systems, Inc. (a)(b)	9,505,219
599,201	QUALCOMM, Inc.	25,322,234
		34,827,453
	Computers & Peripherals - 7.22%
96,900	Apple, Inc. (a)	14,878,026
142,425	Dell, Inc. (a)(b)	3,930,930
273,190	Hewlett-Packard Co.	13,602,130
160,090	International Business Machines
	Corp. (b)	18,858,602
315,775	Network Appliance, Inc. (a)(b)	8,497,505
		59,767,193
	Construction & Engineering - 0.35%
21,900	Foster Wheeler Ltd. (a)	2,875,032
	Consumer Finance - 0.31%
43,750	American Express Co.	2,597,437
	Containers & Packaging - 0.24%
48,400	Owens-Illinois, Inc. (a)	2,006,180
	Diversified Financial Services - 1.72%
211,950	Citigroup, Inc.	9,891,707
28,760	IntercontinentalExchange, Inc. (a)(b)	4,368,644
		14,260,351
	Diversified Telecommunication
	Services - 0.45%
88,000	AT&T Inc. (a)	3,723,280
	Electric Utilities - 0.23%
24,900	Exelon Corp.	1,876,464
	Electrical Equipment - 0.72%
45,400	Cooper Industries Ltd. (b)	2,319,486
68,500	Emerson Electric Co.	3,645,570
		5,965,056
	Electronic Equipment &
	Instruments - 0.32%
66,800	Avnet, Inc. (a)(b)	2,662,648

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services - 4.85%
60,850	Baker Hughes, Inc.	$5,499,015
39,500	Dresser-Rand Group, Inc. (a)	1,687,045
144,900	Halliburton Co. (b)	5,564,160
35,450	National-Oilwell, Inc. (a)	5,122,525
188,845	Schlumberger Ltd. (b)	19,828,725
50,100	Unit Corp. (a)	2,424,840
		40,126,310
	Food & Staples Retailing - 2.87%
173,300	BJ’s Wholesale Club, Inc. (a)	5,746,628
52,600	Costco Wholesale Corp. (b)	3,228,062
91,000	CVS Corp. (b)	3,606,330
194,100	The Kroger Co. (b)	5,535,732
46,054	Walgreen Co.	2,175,591
79,770	Wal-Mart Stores, Inc. (b)	3,481,960
		23,774,303
	Health Care Equipment & Supplies - 2.70%
34,400	Becton, Dickinson & Co. (a)	2,822,520
67,100	Dentsply International, Inc.	2,794,044
99,300	Medtronic, Inc. (b)	5,601,513
51,300	St. Jude Medical, Inc. (a)	2,260,791
212,517	Varian Medical Systems, Inc. (a)(b)	8,902,337
		22,381,205
	Health Care Providers & Services - 4.18%
75,644	Cerner Corp. (a)(b)	4,524,268
76,500	Coventry Health Care, Inc. (a)	4,759,065
118,300	McKesson Corp.	6,954,857
172,400	UnitedHealth Group, Inc.	8,349,332
127,300	Wellpoint, Inc. (a)	10,046,516
		34,634,038
	Hotels, Restaurants & Leisure - 1.35%
80,000	International Game Technology	3,448,000
57,945	Las Vegas Sands Corp. (a)(b)	7,731,022
		11,179,022
	Household Durables - 0.31%
191,375	Pulte Homes, Inc. (b)	2,604,614
	Household Products - 1.83%
45,000	Church & Dwight, Inc. (b)	2,116,800
27,150	Colgate-Palmolive Co.	1,936,338
64,100	Kimberly-Clark Corp.	4,503,666
93,650	Procter & Gamble Co.	6,587,341
		15,144,145

Number of		Market
Shares		Value
	Industrial Conglomerates - 2.52%
434,875	General Electric Co.	$18,003,825
45,700	Textron, Inc.	2,842,997
		20,846,822
	Insurance - 3.96%
67,800	ACE Ltd.	4,106,646
74,250	Aflac, Inc.	4,235,220
81,650	American International
	Group, Inc. (b)	5,523,622
47,900	Everest Re Group Ltd.	5,280,496
61,800	MBIA, Inc. (b)	3,772,890
506,792	Progressive Corp. (b)	9,836,833
		32,755,707
	Internet & Catalog Retail - 3.62%
175,220	Amazon.com, Inc. (a)(b)	16,321,743
349,255	eBay, Inc. (a)(b)	13,627,930
		29,949,673
	Internet Software & Services - 2.90%
31,702	Google, Inc. (a)	17,983,594
177,611	VeriSign, Inc. (a)(b)	5,992,595
		23,976,189
	IT Services - 1.84%
199,700	Accenture Ltd. (b)	8,037,925
47,700	Automatic Data Processing, Inc.	2,190,861
32,000	Cognizant Technology Solutions
	Corp. (a)	2,552,640
28,400	DST Systems, Inc. (a)	2,437,004
		15,218,430
	Machinery - 2.65%
83,070	AGCO Corp. (a)(b)	4,217,464
21,500	Deere & Co. (b)	3,191,030
196,900	Dover Corp.	10,032,055
54,440	Gardner Denver, Inc. (a)	2,123,160
21,600	Parker Hannifin Corp.	2,415,528
		21,979,237
	Media - 1.13%
35,600	Omnicom Group, Inc. (b)	1,712,004
37,600	Time Warner, Inc.	690,336
202,800	Walt Disney Co. (b)	6,974,292
		9,376,632

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining - 2.32%
42,800	Alcoa, Inc.	$1,674,336
90,895	Allegheny Technologies, Inc. (b)	9,993,905
44,500	Freeport-McMoRan Copper &
	Gold, Inc.	4,667,605
23,400	Southern Copper Corp. (b)	2,897,622
		19,233,468
	Multiline Retail - 1.52%
62,170	Dollar Tree Stores, Inc. (a)(b)	2,520,372
121,800	Kohl’s Corp. (a)	6,982,794
48,100	Target Corp.	3,057,717
		12,560,883
	Multi-Utilities - 0.65%
127,300	NRG Energy, Inc. (a)(b)	5,383,517
	Oil & Gas - 2.93%
57,500	Apache Corp.	5,178,450
99,400	ConocoPhillips	8,724,338
43,900	Marathon Oil Corp.	2,503,178
29,900	Sunoco, Inc. (b)	2,116,322
37,200	Tesoro Petroleum Corp.	1,711,944
59,900	Valero Energy Corp.	4,024,082
		24,258,314
	Pharmaceuticals - 6.27%
88,000	Abbott Laboratories	4,718,560
73,600	Amylin Pharmaceuticals, Inc. (a)(b)	3,680,000
307,200	Bristol-Myers Squibb Co. (b)	8,853,504
68,000	Eli Lilly & Co.	3,871,240
130,400	Forest Laboratories, Inc. (a)	4,862,616
148,200	Genzyme Corp. (a)	9,182,472
86,900	Merck & Co., Inc. (b)	4,491,861
340,100	Schering Plough Corp. (b)	10,757,363
34,100	Wyeth	1,519,155
		51,936,771
	Semiconductor & Semiconductor
	Equipment - 4.74%
53,300	Applied Materials, Inc.	1,103,310
179,900	Intel Corp.	4,652,214
125,500	KLA-Tencor Corp. (b)	7,000,390
148,100	Lam Research Corp. (a)(b)	7,887,806
62,500	Linear Technology Corp. (b)	2,186,875
175,365	NVIDIA Corp. (a)	6,355,228
105,500	Texas Instruments, Inc. (b)	3,860,245

Number of		Market
Shares		Value
	Semiconductor & Semiconductor
	Equipment (Continued)
116,000	Varian Semiconductor Equipment
	Associates, Inc. (a)	$6,208,320
		39,254,388
	Software - 7.29%
351,455	Autodesk, Inc. (a)(b)	17,562,206
80,000	Citrix Systems, Inc. (a)	3,225,600
313,800	Microsoft Corp.	9,244,548
473,900	Oracle Corp. (a)(b)	10,259,935
301,900	Salesforce.com, Inc. (a)(b)	15,493,508
234,800	Symantec Corp. (a)(b)	4,550,424
		60,336,221
	Specialty Retail - 1.51%
34,400	Abercrombie & Fitch Co. -
	Class A (b)	2,776,080
88,100	Lowe’s Companies, Inc.	2,468,562
120,210	Rent-A-Center, Inc. (a)(b)	2,179,407
146,275	Staples, Inc.	3,143,450
33,600	Weight Watchers International,
	Inc. (b)	1,934,016
		12,501,515
	Textiles, Apparel & Luxury Goods - 1.19%
131,770	Coach, Inc. (a)	6,228,768
61,500	Nike, Inc.	3,607,590
		9,836,358
	Thrifts & Mortgage Finance - 0.25%
109,705	Countrywide Financial Corp. (b)	2,085,492
	Tobacco - 0.92%
110,100	Altria Group, Inc.	7,655,253
	Total Common Stocks
	(Cost $674,105,834)	811,387,182
	INVESTMENT COMPANIES - 0.68%
	Exchange Traded Fund - 0.68%
90,800	iShares Russell 1000 Growth
	Index Fund	5,605,084
	Total Investment Companies
	(Cost $5,385,648)	5,605,084

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS - 2.04%
	Money Market Funds - 2.04%
16,935,829	Federated Prime Obligations Fund .	$16,935,829
	Total Short Term Investments
	(Cost $16,935,829)	16,935,829
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 30.55%
	COMMERCIAL PAPER - 1.87%
$7,741,772	Kommunalkredit Austria SG,
	5.13%, 10/22/07 (c)	7,713,201
7,741,772	Societe Generale,
	5.85%, 10/01/07 (c)	7,734,478
	Total Commercial Paper
	(Cost $15,447,679)	15,447,679
	CORPORATE BONDS AND NOTES - 3.44%
12,386,836	American Express,
	5.35% 10/17/07	12,386,836
9,290,127	Bank of Scotland,
	5.10%, 10/31/07	9,290,127
3,096,709	Bayerische Landesbank,
	5.20%, 12/24/15	3,096,709
3,716,051	Metlife Global,
	5.24%, 04/28/08	3,716,051
	Total Corporate Bonds and Notes
	(Cost $28,489,723)	28,489,723
	CORPORATE PAYDOWN
	SECURITIES - 4.38%
3,096,709	Duke Funding, 5.42%, 04/08/07 (c)	3,096,709
9,419,061	KKR Atlantic Funding,
	0.00%, 10/15/07 (c)(d)	9,251,663
11,453,274	KKR Pacific Funding,
	0.00%, 10/26/07 (c)(d)	11,274,893
6,527,590	Rams Funding, 5.86%, 02/11/08 (c)	6,522,151
6,193,417	Rams Funding, 5.75%, 02/11/08 (c)	6,166,625
	Total Corporate Paydown Securities
	(Cost $36,553,668)	36,312,041

Number of		Market
Shares		Value
	MUTUAL FUNDS - 2.54%
8,533,739	AIM STIT-Liquid Assets Portfolio	$8,533,739
108,120	Federated Prime Obligations Fund	108,120
12,386,836	Reserve Primary Fund	12,386,836
	Total Mutual Funds
	(Cost $21,028,695)	21,028,695
Principal
Amount
	REPURCHASE AGREEMENTS - 18.32%
$61,934,177	Citigroup Global Repurchase
	Agreement, 5.32%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $67,618,474,
	0.00%, 02/25/36 to 10/01/07)	61,934,177
89,804,557	Morgan Stanley Repurchase
	Agreement, 5.27%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $91,600,649,
	4.00% to 8.00%, 10/25/17 to
	08/25/37)	89,804,557
	Total Repurchase Agreements
	(Cost $151,738,734)	151,738,734
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $253,258,499)	253,016,872
	Total Investments
	(Cost $949,685,810) - 131.26%	1,086,944,967
	Liabilities in Excess of
	Other Assets - (31.26)%	(258,877,561)
	TOTAL NET
	ASSETS - 100.00%	$828,067,406

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $52,001,347, which
represents 6.28% of total net assets.
(d) As of September 30, 2007 the Advisor has fair valued these securities.

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 96.36%
	Aerospace & Defense - 1.02%
92,200	Northrop Grumman Corp.	$7,191,600
	Auto Components - 0.07%
1,038,246	Delphi Corp. (a)(b)	472,402
	Automobiles - 3.84%
888,836	Ford Motor Co. (a)(b)	7,546,218
390,545	General Motors Corp. (b)	14,333,001
112,950	Harley-Davidson, Inc. (b)	5,219,420
		27,098,639
	Beverages - 0.86%
67,300	Anheuser-Busch Companies, Inc	3,364,327
31,150	Diageo PLC - ADR	2,732,789
		6,097,116
	Biotechnology - 0.37%
45,830	Amgen, Inc. (a)(b)	2,592,603
	Building Products - 0.66%
202,510	Masco Corp. (b)	4,692,157
	Capital Markets - 1.66%
37,770	Ameriprise Financial, Inc. (b)	2,383,665
41,400	The Bank Of New York Mellon Corp.	1,827,396
119,300	Morgan Stanley	7,515,900
		11,726,961
	Chemicals - 2.53%
330,970	The Dow Chemical Co. (b)	14,251,568
47,400	PPG Industries, Inc.	3,581,070
		17,832,638
	Commercial Banks - 7.55%
233,800	Bank of America Corp.	11,753,126
141,130	Fifth Third Bancorp (b)	4,781,484
59,413	HSBC Holdings PLC - ADR (b)	5,501,644
83,740	National City Corp. (b)	2,101,037
230,930	Popular, Inc. (b)	2,835,820
227,200	Regions Financial Corp. (b)	6,697,856
298,734	Wachovia Corp. (b)	14,981,510
130,100	Wells Fargo & Co.	4,634,162
		53,286,639
	Commercial Services & Supplies - 1.04%
14,150	Dun & Bradstreet Corp.	1,395,332
279,480	H&R Block, Inc. (b)	5,919,386
		7,314,718

Number of		Market
Shares		Value
	Communications Equipment - 0.90%
367,319	Alcatel SA - ADR (b)	$3,739,308
142,440	Motorola, Inc.	2,639,413
		6,378,721
	Computers & Peripherals - 1.48%
226,700	Dell, Inc. (a)(b)	6,256,920
84,500	Hewlett-Packard Co.	4,207,255
		10,464,175
	Construction Materials - 0.17%
13,550	Vulcan Materials Co. (b)	1,207,983
	Consumer Finance - 1.25%
148,300	American Express Co.	8,804,571
	Containers & Packaging - 0.48%
133,200	Sealed Air Corp. (b)	3,404,592
	Diversified Financial Services - 3.38%
25,750	CIT Group, Inc.	1,035,150
300,570	Citigroup, Inc.	14,027,602
152,738	J.P. Morgan Chase & Co.	6,998,455
35,750	Moody’s Corp. (b)	1,801,800
		23,863,007
	Diversified Telecommunication
	Services - 4.90%
363,662	AT&T Inc. (b)	15,386,539
108,100	Sprint Corp. (b)	2,053,900
386,645	Verizon Communications, Inc.	17,120,641
		34,561,080
	Electric Utilities - 2.12%
69,000	Edison International	3,826,050
162,600	TXU Corp.	11,133,222
		14,959,272
	Electronic Equipment & Instruments - 0.76%
510,380	Sanmina-SCI Corporation (a)	1,082,006
562,310	Solectron Corp. (a)	2,193,009
58,512	Tyco Electronics Ltd.	2,073,080
		5,348,095
	Energy Equipment & Services - 2.02%
104,800	GlobalSantaFe Corp. (b)	7,966,896
108,500	Halliburton Co. (b)	4,166,400
18,600	Transocean, Inc. (a)	2,102,730
		14,236,026

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing - 2.97%
129,100	Costco Wholesale Corp. (b)	$7,922,867
67,217	CVS Corp. (b)	2,663,810
125,285	Safeway, Inc. (b)	4,148,186
83,830	Supervalu, Inc.	3,270,208
67,250	Wal-Mart Stores, Inc.	2,935,463
		20,940,534
	Food Products - 2.04%
218,200	Archer-Daniels-Midland Co. (b)	7,218,056
43,166	Kraft Foods, Inc.	1,489,659
338,860	Sara Lee Corp.	5,655,573
		14,363,288
	Health Care Equipment & Supplies - 1.07%
369,220	Boston Scientific Corp. (a)(b)	5,150,619
58,512	Covidien Ltd. (a)	2,428,248
		7,578,867
	Health Care Providers & Services - 1.80%
26,050	Cardinal Health, Inc.	1,628,906
145,000	Cigna Corp.	7,727,050
427,500	Tenet Healthcare Corp. (a)(b)	1,436,400
38,900	UnitedHealth Group, Inc. (b)	1,883,927
		12,676,283
	Hotels, Restaurants & Leisure - 1.08%
75,000	Carnival Corp. (b)	3,632,250
73,000	McDonald’s Corp.	3,976,310
		7,608,560
	Household Durables - 1.40%
51,400	DR Horton, Inc.	658,434
43,500	Fortune Brands, Inc.	3,544,815
27,380	Lennar Corp. (b)	620,157
37,140	Pulte Homes, Inc. (b)	505,475
50,860	Whirlpool Corp. (b)	4,531,626
		9,860,507
	Household Products - 1.39%
114,100	Kimberly-Clark Corp.	8,016,666
25,900	Procter & Gamble Co.	1,821,806
		9,838,472
	Industrial Conglomerates - 1.55%
45,000	3M Co. (b)	4,211,100
99,400	General Electric Co.	4,115,160
58,512	Tyco International Ltd.	2,594,422
		10,920,682

Number of		Market
Shares		Value
	Insurance - 10.14%
248,600	The Allstate Corp.	$14,217,434
117,100	American International
	Group, Inc. (b)	7,921,815
32,350	AON Corp. (b)	1,449,604
1,703	Berkshire Hathaway, Inc. (a)	6,730,256
138,880	Conseco, Inc. (a)(b)	2,222,080
96,500	Loews Corp.	4,665,775
131,860	Marsh & McLennan
	Companies, Inc. (b)	3,362,430
178,800	Metlife, Inc. (b)	12,467,724
136,760	Old Republic International Corp.	2,562,882
154,900	Progressive Corp. (b)	3,006,609
31,866	Transatlantic Holdings, Inc.	2,241,136
212,000	Travelers Companies, Inc.	10,672,080
		71,519,825
	IT Services - 0.93%
59,637	Electronic Data Systems Corp.	1,302,472
83,325	Iron Mountain, Inc. (a)(b)	2,539,746
415,885	Unisys Corp. (a)	2,753,159
		6,595,377
	Leisure Equipment & Products - 0.52%
136,817	Eastman Kodak Co. (b)	3,661,223
	Machinery - 1.19%
28,600	Deere & Co. (b)	4,244,812
48,500	Paccar, Inc.	4,134,625
		8,379,437
	Media - 4.25%
222,800	CBS Corp. (b)	7,018,200
224,425	Comcast Corp. (a)(b)	5,377,223
251,425	Gannett Co., Inc. (b)	10,987,272
90,720	McClatchy Co. (b)	1,812,586
135,700	News Corp.	2,984,043
66,977	Tribune Co.	1,829,812
		30,009,136
	Metals & Mining - 2.94%
186,670	Alcoa, Inc.	7,302,530
89,600	Freeport-McMoRan Copper &
	Gold, Inc.	9,398,144
67,700	Nucor Corp.	4,026,119
		20,726,793

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Multiline Retail - 0.45%
97,300	Macy’s, Inc.	$3,144,736
	Office Electronics - 0.28%
113,260	Xerox Corp. (a)	1,963,928
	Oil & Gas - 10.07%
139,300	Apache Corp.	12,545,358
254,252	ConocoPhillips	22,315,698
58,100	Devon Energy Corp.	4,833,920
50,750	EOG Resources, Inc. (b)	3,670,748
204,200	Marathon Oil Corp.	11,643,484
80,100	Occidental Petroleum Corp.	5,132,808
162,900	Valero Energy Corp.	10,943,622
		71,085,638
	Pharmaceuticals - 5.76%
101,384	Bristol-Myers Squibb Co. (b)	2,921,887
199,760	Johnson & Johnson	13,124,232
186,600	Merck & Co., Inc.	9,645,354
512,816	Pfizer, Inc.	12,528,095
54,575	Wyeth	2,431,316
		40,650,884
	Road & Rail - 0.46%
40,000	Burlington Northern Santa Fe
	Corp. (b)	3,246,800
	Semiconductor & Semiconductor
	Equipment - 1.47%
165,610	Intel Corp.	4,282,674
547,156	Micron Technology, Inc. (a)(b)	6,073,432
		10,356,106
	Software - 1.41%
338,350	Microsoft Corp.	9,967,791
	Specialty Retail - 0.42%
91,400	Home Depot, Inc. (b)	2,965,016
	Thrifts & Mortgage Finance - 3.40%
171,539	Countrywide Financial Corp. (b)	3,260,956
190,300	Federal Home Loan Mortgage Corp.	11,229,603
268,700	Washington Mutual, Inc. (b)	9,487,797
		23,978,356
	Tobacco - 2.31%
234,561	Altria Group, Inc.	16,309,026
	Total Common Stocks
	(Cost $582,968,644)	679,880,260

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT
	TRUSTS - 0.56%
	Real Estate Investment Trusts - 0.56%
59,300	ProLogis (b)	$3,934,555
	Total Real Estate Investment Trusts
	(Cost $3,634,748)	3,934,555
	SHORT TERM INVESTMENTS - 2.90%
	Money Market Funds - 2.90%
20,438,174	Federated Prime Obligations Fund	20,438,174
	Total Short Term Investments
	(Cost $20,438,174)	20,438,174
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 29.61%
	COMMERCIAL PAPER - 1.81%
$6,393,401	Kommunalkredit Austria SG,
	5.13%, 10/22/07 (c)	6,369,805
6,393,401	Societe Generale,
	5.85%, 10/01/07 (c)	6,387,378
	Total Commercial Paper
	(Cost $12,757,183)	12,757,183
	CORPORATE BONDS AND NOTES - 3.33%
10,229,441	American Express,
	5.35% 10/17/07	10,229,441
7,672,081	Bank of Scotland,
	5.10%, 10/31/07	7,672,081
2,557,360	Bayerische Landesbank,
	5.20%, 12/24/15	2,557,360
3,068,832	Metlife Global,
	5.24%, 04/28/08	3,068,832
	Total Corporate Bonds and Notes
	(Cost $23,527,714)	23,527,714
	CORPORATE PAYDOWN
	SECURITIES - 4.25%
2,557,360	Duke Funding,
	5.42%, 04/08/07 (c)	2,557,360
7,778,559	KKR Atlantic Funding,
	0.00%, 10/15/07 (c)(d)	7,651,498
9,458,477	KKR Pacific Funding,
	0.00%, 10/26/07 (c)(d)	9,322,298

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	CORPORATE PAYDOWN
	SECURITIES (Continued)
$5,390,691	Rams Funding,
	5.86%, 02/11/08 (c)	$5,386,199
5,114,721	Rams Funding,
	5.75%, 02/11/08 (c)	5,092,595
	Total Corporate Paydown Securities
	(Cost $30,187,177)	30,009,950
Number of
Shares
	MUTUAL FUNDS - 2.46%
7,047,432	AIM STIT-Liquid Assets Portfolio	7,047,432
89,289	Federated Prime Obligations Fund	89,289
10,229,441	Reserve Primary Fund	10,229,441
	Total Mutual Funds
	(Cost $17,366,162)	17,366,162
Principal
Amount
	REPURCHASE AGREEMENTS - 17.76%
$51,147,206	Citigroup Global Repurchase
	Agreement, 5.32%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $55,841,478,
	0.00%, 02/25/36 to 10/01/07)	51,147,206
74,163,448	Morgan Stanley Repurchase
	Agreement, 5.27%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $75,646,717,
	4.00% to 8.00%, 10/25/17 to
	08/25/37)	74,163,448
	Total Repurchase Agreements
	(Cost $125,310,654)	125,310,654
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $209,148,890)	208,971,663
	Total Investments
	(Cost $816,190,456) - 129.43%	913,224,652
	Liabilities in Excess of
	Other Assets - (29.43)%	(207,672,900)
	TOTAL NET
	ASSETS - 100.00%	$705,551,752

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $42,944,360, which
represents 6.09% of total net assets.
(d) As of September 30, 2007 the Advisor has fair valued these securities.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 97.32%
	Aerospace & Defense - 5.42%
63,988	BE Aerospace, Inc. (a)(b)	$2,657,422
26,400	Ceradyne, Inc. (a)(b)	1,999,536
15,900	Curtiss-Wright Corp.	755,250
28,800	DRS Technologies, Inc. (b)	1,587,456
26,000	DynCorp International, Inc. (a)	600,860
24,765	Ladish, Inc. (a)	1,373,962
28,780	Spirit Aerosystems Holdings, Inc. (a)	1,120,693
5,400	United Industrial Corp. (b)	406,404
		10,501,583
	Airlines - 0.70%
33,400	Continental Airlines, Inc. (a)(b)	1,103,202
9,400	US Airways Group, Inc. (a)(b)	246,750
		1,349,952
	Auto Components - 0.15%
11,200	American Axle & Manufacturing
	Holdings, Inc. (b)	282,800
	Biotechnology - 1.44%
10,790	Alexion Pharmaceuticals, Inc. (a)	702,969
23,900	Cubist Pharmaceuticals, Inc. (a)	505,007
42,200	Lifecell Corp. (a)(b)	1,585,454
		2,793,430
	Building Products - 0.14%
11,200	Goodman Global, Inc. (a)(b)	267,456
	Capital Markets - 3.54%
23,875	Affiliated Managers
	Group, Inc. (a)(b)	3,044,301
23,357	FCStone Group, Inc. (a)	753,714
13,014	GFI Group Inc. (a)(b)	1,120,766
67,245	MF Global Ltd. (a)	1,950,105
		6,868,886
	Chemicals - 2.80%
14,200	Ashland, Inc.	854,982
53,400	Celanese Corp.	2,081,532
12,900	CF Industries Holdings, Inc.	979,239
10,100	Lubrizol Corp.	657,106
23,600	Rockwood Holdings, Inc. (a)(b)	845,588
		5,418,447

Number of		Market
Shares		Value
	Commercial Services & Supplies - 6.87%
14,300	Dun & Bradstreet Corp.	$1,410,123
36,549	FTI Consulting, Inc. (a)(b)	1,838,780
17,375	Fuel Tech, Inc. (a)(b)	383,814
30,810	The Geo Group Inc. (a)	912,284
11,000	Heidrick & Struggles
	International, Inc. (a)	400,950
92,854	InnerWorkings, Inc. (a)(b)	1,599,874
10,518	ITT Educational Services,
	Inc. (a)(b)	1,279,935
46,500	Republic Services, Inc.	1,521,015
18,155	Sotheby’s (b)	867,628
13,090	Strayer Education, Inc. (b)	2,207,367
37,600	TeleTech Holdings, Inc. (a)	899,016
		13,320,786
	Communications Equipment - 4.39%
43,400	ADC Telecommunications, Inc. (a)	851,074
34,951	Aruba Networks, Inc. (a)(b)	699,020
29,700	Belden CDT, Inc. (b)	1,393,227
20,800	Ciena Corp. (a)	792,064
68,135	Comtech Group, Inc. (a)	1,240,738
46,970	F5 Networks, Inc. (a)	1,746,814
7,400	InterDigital, Inc. (a)(b)	153,772
14,000	NICE Systems Ltd. - ADR (a)	501,760
27,825	Riverbed Technology, Inc. (a)(b)	1,123,852
		8,502,321
	Computers & Peripherals - 0.29%
24,867	Novatel Wireless, Inc. (a)	563,238
	Construction & Engineering - 2.59%
37,100	EMCOR Group, Inc. (a)	1,163,456
12,000	Perini Corp. (a)	671,160
71,718	Quanta Services, Inc. (a)(b)	1,896,941
23,000	URS Corp. (a)	1,298,350
		5,029,907
	Containers & Packaging - 0.42%
5,900	AptarGroup, Inc.	223,433
11,100	Ball Corp. (b)	596,625
		820,058

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Consumer Services - 1.14%
29,215	Capella Education Company (a) . . .	$1,633,411
8,710	New Oriental Education &
	Technology Group, Inc. - ADR (a)	579,737
		2,213,148
	Diversified Financial Services - 1.86%
20,795	Huron Consulting Group, Inc. (a)	1,510,133
16,078	Nymex Holdings, Inc. (b)	2,093,034
		3,603,167
	Diversified Telecommunication Services - 2.10%
18,925	Cbeyond Communications, Inc. (a)	771,951
93,600	Premiere Global Services, Inc. (a)	1,184,040
96,625	Time Warner Telecom, Inc. (a)(b)	2,122,851
		4,078,842
	Electrical Equipment - 1.81%
16,200	Hubbell, Inc.	925,344
30,300	Thomas & Betts Corp. (a)(b)	1,776,792
12,800	Woodward Governor Co. (b)	798,720
		3,500,856
	Electronic Equipment & Instruments - 3.16%
44,000	Arrow Electronics, Inc. (a)	1,870,880
17,300	Avnet, Inc. (a)	689,578
7,300	FARO Technologies, Inc. (a)	322,295
19,601	Itron, Inc. (a)(b)	1,824,265
4,300	Mettler Toledo International, Inc. (a)	438,600
62,915	Taser International, Inc. (a)(b)	987,136
		6,132,754
	Energy Equipment & Services - 5.22%
20,400	Atwood Oceanics, Inc. (a)	1,561,824
80,220	Cal Dive International, Inc. (a)(b)	1,203,300
8,300	Dawson Geophysical Co. (a)	643,333
75,880	Dresser-Rand Group, Inc. (a)	3,240,835
22,500	Ion Geophysical Corp. (a)(b)	311,175
18,800	Superior Energy Services, Inc. (a)	666,272
33,915	W-H Energy Services, Inc. (a)(b)	2,501,231
		10,127,970
	Food Products - 0.75%
12,000	Sanderson Farms, Inc. (b)	500,040
65,300	SunOpta, Inc. (a)(b)	946,197
		1,446,237

Number of		Market
Shares		Value
	Gas Utilities - 0.60%
9,800	Northwest Natural Gas Co. (b)	$447,860
15,900	Suburban Propane Partners LP	705,960
		1,153,820
	Health Care Equipment & Supplies - 4.49%
24,100	Analogic Corp.	1,536,616
60,265	Conceptus, Inc. (a)(b)	1,143,830
11,600	Greatbatch, Inc. (a)(b)	308,444
30,100	Hologic, Inc. (a)(b)	1,836,100
32,150	Illumina, Inc. (a)(b)	1,667,942
9,645	Intuitive Surgical, Inc. (a)(b)	2,218,350
		8,711,282
	Health Care Providers & Services - 5.10%
27,045	The Advisory Board Co. (a)(b)	1,581,321
45,400	Apria Healthcare Group, Inc. (a)(b)	1,180,854
15,600	Chemed Corp. (b)	969,696
7,500	Coventry Health Care, Inc. (a)	466,575
3,700	DaVita, Inc. (a)	233,766
30,500	Health Net, Inc. (a)	1,648,525
5,600	Patterson Companies, Inc. (a)(b)	216,216
75,755	Psychiatric Solutions, Inc. (a)(b)	2,975,657
38,484	Skilled Healthcare Group, Inc. (a)	606,123
		9,878,733
	Hotels, Restaurants & Leisure - 2.10%
15,100	Jack in the Box, Inc. (a)	979,084
13,200	Marvel Entertainment, Inc. (a)	309,408
48,770	Pinnacle Entertainment, Inc. (a)	1,328,007
4,400	RC2 Corp. (a)(b)	121,836
38,200	Wendy’s International, Inc.	1,333,562
		4,071,897
	Household Durables - 1.73%
9,400	Snap-On, Inc.	465,676
28,200	Tempur-Pedic International, Inc. (b)	1,008,150
59,800	Tupperware Brands Corp.	1,883,102
		3,356,928
	Industrial Conglomerates - 0.70%
17,400	Teleflex, Inc. (b)	1,355,808
	Insurance - 0.37%
24,500	WR Berkley Corp.	725,935

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Internet & Catalog Retail - 2.36%
7,335	Blue Nile, Inc. (a)(b)	$690,370
38,756	GSI Commerce, Inc. (a)(b)	1,030,910
20,810	Priceline.com, Inc. (a)(b)	1,846,887
26,830	VistaPrint Limited (a)(b)	1,002,637
		4,570,804
	Internet Software & Services - 3.85%
70,715	DealerTrack Holdings, Inc. (a)(b)	2,961,544
22,130	Equinix, Inc. (a)(b)	1,962,710
38,800	Interwoven, Inc. (a)	552,124
54,475	Omniture, Inc. (a)(b)	1,651,682
36,400	S1 Corp. (a)	329,420
		7,457,480
	IT Services - 1.45%
13,900	Convergys Corp. (a)	241,304
21,829	Syntel, Inc. (b)	907,650
37,305	Verifone Holdings, Inc. (a)(b)	1,653,730
		2,802,684
	Machinery - 1.46%
37,100	AGCO Corp. (a)	1,883,567
5,600	Cascade Corp.	364,952
6,000	Gardner Denver, Inc. (a)	234,000
5,900	Robbins & Myers, Inc.	338,011
		2,820,530
	Media - 2.19%
38,685	Focus Media Holding Ltd. - ADR (a)(b)	2,244,504
20,100	Meredith Corp.	1,151,730
37,940	National Cinemedia, Inc. (a)	849,856
		4,246,090
	Metals & Mining - 1.01%
26,000	AK Steel Holding Corp. (a)	1,142,700
7,800	Alliance Resource Partners L.P	261,534
10,300	Metal Management, Inc.	558,260
		1,962,494

	Multiline Retail - 0.22%
15,700	Family Dollar Stores, Inc. (b)	416,992

Number of		Market
Shares		Value
	Oil & Gas - 2.77%
12,700	Alon USA Energy, Inc. (b)	$429,006
10,629	Arena Resources, Inc. (a)	696,199
32,245	ATP Oil & Gas Corp. (a)(b)	1,516,482
10,600	Boardwalk Pipeline Partners LP	324,678
4,600	Buckeye Partners L P	225,124
7,300	Copano Energy, L.L.C.	268,129
25,300	FX Energy, Inc. (a)(b)	188,485
3,400	Oneok Partners L.P.	202,164
61,050	Parallel Petroleum Corp. (a)	1,037,240
26,400	Rosetta Resources, Inc. (a)(b)	484,176
		5,371,683
	Personal Products - 0.62%
48,667	Bare Escentuals, Inc. (a)(b)	1,210,348
	Pharmaceuticals - 3.71%
64,800	Bradley Pharmaceuticals, Inc. (a)	1,179,360
48,200	King Pharmaceuticals, Inc. (a)(b)	564,904
21,300	Medicis Pharmaceutical (b)	649,863
25,600	Pain Therapeutics, Inc. (a)(b)	239,360
28,060	Shire PLC - ADR (b)	2,075,879
50,745	Theravance, Inc. (a)	1,323,937
36,000	Watson Pharmaceuticals, Inc. (a)	1,166,400
		7,199,703
	Real Estate - 1.19%
58,315	CB Richard Ellis Group, Inc. (a)(b)	1,623,490
6,700	Jones Lang LaSalle, Inc.	688,492
		2,311,982
	Semiconductor & Semiconductor
	Equipment - 3.67%
77,200	Amkor Technology, Inc. (a)(b)	889,344
18,075	Atheros Communications, Inc. (a)	541,708
7,800	ATMI, Inc. (a)(b)	232,050
41,345	NetLogic Microsystems, Inc. (a)(b)	1,492,968
72,700	RF Micro Devices, Inc. (a)(b)	489,271
19,400	Sigma Designs, Inc. (a)(b)	935,856
107,200	Skyworks Solutions, Inc. (a)(b)	969,088
35,410	Tessera Technologies, Inc. (a)(b)	1,327,875
11,300	Zoran Corp. (a)	228,260
		7,106,420

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software - 6.58%
76,030	Activision, Inc. (a)	$1,641,488
20,745	Blackboard, Inc. (a)(b)	950,951
53,300	BMC Software, Inc. (a)	1,664,559
68,295	Commvault Systems, Inc. (a)(b)	1,264,823
49,900	McAfee, Inc. (a)	1,740,013
126,500	Novell, Inc. (a)	966,460
87,005	Nuance Communications, Inc. (a)(b)	1,680,067
24,600	Progress Software Corp. (a)(b)	745,380
35,135	THQ, Inc. (a)	877,672
34,905	Ultimate Software Group, Inc. (a)	1,218,184
		12,749,597
	Specialty Retail - 3.55%
19,050	Aeropostale, Inc. (a)(b)	363,093
50,527	GameStop Corp. - Class A (a)(b)	2,847,197
22,660	Gymboree Corp. (a)(b)	798,538
5,000	J.Crew Group, Inc. (a)(b)	207,500
26,800	Jo-Ann Stores, Inc. (a)(b)	565,480
82,800	PEP Boys	1,161,684
21,041	Zumiez, Inc. (a)(b)	933,589
		6,877,081
	Textiles, Apparel & Luxury Goods - 1.53%
9,950	Crocs, Inc. (a)(b)	669,138
6,700	Deckers Outdoor Corp. (a)	735,660
41,800	Fossil, Inc. (a)	1,561,648
		2,966,446
	Wireless Telecommunication Services - 1.28%
70,490	SBA Communications Corp. -
	Class A (a)(b)	2,486,887
	Total Common Stocks
	(Cost $161,140,592)	188,633,462
	INVESTMENT COMPANIES - 1.11%
	Exchange Traded Funds - 1.11%
25,360	iShares Russell 2000 Growth
	Index Fund	2,159,151
	Total Investment Companies
	(Cost $2,188,967)	2,159,151
	SHORT TERM INVESTMENTS - 2.59%
	Money Market Funds - 2.59%
5,027,808	Federated Prime Obligations Fund	5,027,808
	Total Short Term Investments
	(Cost $5,027,808)	5,027,808

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 34.65%
	COMMERCIAL PAPER - 2.11%
$2,055,006	Kommunalkredit Austria SG,
	5.13%, 10/22/07 (c)	$2,047,421
2,055,006	Societe Generale,
	5.85%, 10/01/07 (c)	2,053,070
	Total Commercial Paper
	(Cost $4,100,491)	4,100,491
	CORPORATE BONDS AND NOTES - 3.90%
3,288,009	American Express,
	5.35% 10/17/07	3,288,009
2,466,007	Bank of Scotland,
	5.10%, 10/31/07	2,466,007
822,002	Bayerische Landesbank,
	5.20%, 12/24/15	822,002
986,403	Metlife Global,
	5.24%, 04/28/08	986,403
	Total Corporate Bonds and Notes
	(Cost $7,562,421)	7,562,421
	CORPORATE PAYDOWN
	SECURITIES - 4.98%
822,002	Duke Funding,
	5.42%, 04/08/07 (c)	822,002
2,500,232	KKR Atlantic Funding,
	0.00%, 10/15/07 (c)(d)	2.459,777
3,040,200	KKR Pacific Funding,
	0.00%, 10/26/07 (c)(d)	2,996,815
1,732,709	Rams Funding,
	5.86%, 02/11/08 (c)	1,731,265
1,644,004	Rams Funding,
	5.75%, 02/11/08 (c)	1,636,893
	Total Corporate Paydown Securities
	(Cost $9,702,946)	9,646,752
Number of
Shares
	MUTUAL FUNDS - 2.88%
2,265,228	AIM STIT-Liquid Assets Portfolio	2,265,228
28,700	Federated Prime Obligations Fund	28,700
3,288,008	Reserve Primary Fund	3,288,008
	Total Mutual Funds
	(Cost $5,581,936)	5,581,936

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 20.78%
$16,440,045	Citigroup Global Repurchase
	Agreement, 5.32%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $17,948,906,
	0.00%, 02/25/36 to 10/01/07)	$16,440,045
23,838,065	Morgan Stanley Repurchase
	Agreement, 5.27%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $24,314,826,
	4.00% to 8.00%, 10/25/17 to
	08/25/37)	23,838,065
	Total Repurchase Agreements
	(Cost $40,278,110)	40,278,110
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $67,225,904)	67,169,710
	Total Investments
	(Cost $235,583,271) - 135.67%	262,990,131
	Liabilities in Excess of
	Other Assets - (35.67)%	(69,152,627)
	TOTAL NET
	ASSETS - 100.00%	$193,837,504

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $13,803,437, which
represents 7.12% of total net assets.
(d) As of September 30, 2007 the Advisor has fair valued these securities.

   See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 89.77%
	Aerospace & Defense - 0.22%
7,000	KBR, Inc. (a)	$271,390
	Airlines - 0.16%
8,800	Alaska Air Group, Inc. (a)	203,192
	Auto Components - 1.70%
34,600	Autoliv, Inc.	2,067,350
2,000	Lear Corp. (a)	64,200
		2,131,550
	Beverages - 1.29%
16,300	Molson Coors Brewing Co.	1,624,621
	Biotechnology - 0.16%
5,300	Enzon Pharmaceuticals, Inc. (a)	46,693
12,100	Indevus Pharmaceuticals, Inc. (a)	83,611
3,600	InterMune, Inc. (a)(b)	68,868
		199,172
	Building Products - 0.12%
5,900	Owens Corning (a)(b)	147,795
	Capital Markets - 2.62%
40,040	Ameriprise Financial, Inc. (b)	2,526,924
163,400	LaBranche & Co., Inc. (a)(b)	764,712
		3,291,636
	Chemicals - 3.82%
62,800	Ashland, Inc.	3,781,188
12,460	CF Industries Holdings, Inc.	945,839
2,900	WR Grace & Co. (a)(b)	77,894
		4,804,921
	Commercial Banks - 5.09%
12,000	BancFirst Corp.	538,440
6,100	BankFinancial Corp.	96,502
9,000	BOK Financial Corp.	462,690
6,100	Boston Private Financial
	Holdings, Inc. (b)	169,824
24,000	Central Pacific Financial Corp. (b)	700,800
103,980	Investors Bancorp, Inc. (a)(b)	1,472,357
84,000	Irwin Financial Corp.	925,680
11,400	Provident Bankshares Corp. (b)	357,162
39,050	UMB Financial Corp. (b)	1,673,683
		6,397,138

Number of		Market
Shares		Value
	Commercial Services & Supplies - 2.23%
38,300	ACCO Brands Corp. (a)	$859,452
64,200	Allied Waste Industries, Inc. (a)(b)	818,550
35,600	Waste Connections, Inc. (a)(b)	1,130,656
		2,808,658
	Communications Equipment - 0.96%
22,700	3Com Corp. (a)	112,138
47,700	ADTRAN, Inc. (b)	1,098,531
		1,210,669
	Computers & Peripherals - 1.13%
23,700	Emulex Corp. (a)	454,329
10,600	Palm, Inc. (a)(b)	172,462
42,500	QLogic Corp. (a)(b)	571,625
8,600	Western Digital Corp. (a)	217,752
		1,416,168
	Construction & Engineering - 0.91%
3,900	Dycom Industries, Inc. (a)(b)	119,457
18,900	EMCOR Group, Inc. (a)	592,704
4,700	Perini Corp. (a)	262,871
3,000	URS Corp. (a)	169,350
		1,144,382
	Containers & Packaging - 1.14%
27,160	Temple-Inland, Inc. (b)	1,429,431
	Diversified Financial Services - 3.48%
51,490	CIT Group, Inc.	2,069,898
47,860	Leucadia National Corp.	2,307,809
		4,377,707
	Diversified Telecommunication
	Services - 1.69%
41,000	Cincinnati Bell, Inc. (a)	202,540
33,580	Embarq Corp.	1,867,048
2,500	Iowa Telecommunications
	Services, Inc. (b)	49,625
		2,119,213
	Electric Utilities - 4.35%
4,500	ALLETE, Inc. (b)	201,420
109,060	Centerpoint Energy, Inc. (b)	1,748,232
55,100	El Paso Electric Co. (a)	1,274,463
11,600	OGE Energy Corp. (b)	383,960
65,700	Portland General Electric Co.	1,826,460
1,200	Unisource Energy Corp.	35,868
		5,470,403

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment - 2.04%
13,300	Acuity Brands, Inc. (b)	$671,384
33,100	Hubbell, Inc.	1,890,672
		2,562,056
	Electronic Equipment & Instruments - 3.02%
6,400	Arrow Electronics, Inc. (a)	272,128
15,900	Ingram Micro, Inc. (a)	311,799
57,700	Tektronix, Inc.	1,600,598
123,300	Vishay Intertechnology, Inc. (a)	1,606,599
		3,791,124
	Energy Equipment & Services - 0.81%
3,800	Exterran Holdings, Inc. (a)(b)	305,292
9,100	Grey Wolf, Inc. (a)	59,605
19,700	Patterson-UTI Energy, Inc. (b)	444,629
2,200	SEACOR Holdings, Inc. (a)(b)	209,220
		1,018,746
	Food & Staples Retailing - 2.49%
37,170	Longs Drug Stores Corp.	1,846,234
27,800	Rite Aid Corp. (a)(b)	128,436
61,450	Winn Dixie Stores, Inc. (a)(b)	1,150,344
		3,125,014
	Gas Utilities - 2.69%
9,400	AGL Resources, Inc.	372,428
72,200	Atmos Energy Corp. (b)	2,044,704
20,700	Southwest Gas Corp.	585,603
2,700	UGI Corp.	70,146
9,100	WGL Holdings, Inc.	308,399
		3,381,280
	Health Care Equipment & Supplies - 0.65%
13,200	Hillenbrand Industries, Inc.	726,264
1,600	Kinetic Concepts, Inc. (a)	90,048
		816,312
	Health Care Providers & Services - 0.14%
52,800	Tenet Healthcare Corp. (a)	177,408
	Hotels, Restaurants & Leisure - 7.70%
33,570	Boyd Gaming Corp.	1,438,474
65,020	Gaylord Entertainment Co. (a)	3,460,364
5,100	Great Wolf Resorts, Inc. (a)(b)	63,036
14,200	International Speedway Corp. -
	Class A	651,212
5,800	Isle of Capri Casinos, Inc. (a)(b)	112,810
12,500	Multimedia Games, Inc. (a)(b)	106,500

Number of		Market
Shares		Value
	Hotels, Restaurants & Leisure (Continued)
16,300	Pinnacle Entertainment, Inc. (a)	$443,849
24,800	Sunstone Hotel Investors, Inc.	635,872
116,070	Triarc Companies, Inc.	1,452,036
21,150	Vail Resorts, Inc. (a)(b)	1,317,434
		9,681,587
	Household Durables - 1.36%
41,860	MDC Holdings, Inc.	1,713,748
	Insurance - 10.05%
46,400	Axis Capital Holdings Ltd.	1,805,424
69,300	Horace Mann Educators Corp. (b)	1,365,903
32,290	LandAmerica Financial
	Group, Inc. (b)	1,258,664
116,400	Old Republic International Corp.	2,181,336
4,500	PartnerRe Ltd. (b)	355,455
45,300	Philadelphia Consolidated
	Holding Co. (a)(b)	1,872,702
29,100	Transatlantic Holdings, Inc.	2,046,603
3,350	White Mountains Insurance
	Group Ltd. .	1,741,163
		12,627,250
	Internet Software & Services - 0.90%
90,400	S1 Corp. (a)	818,120
20,800	United Online, Inc. (b)	312,208
		1,130,328
	IT Services - 0.34%
24,300	Convergys Corp. (a)	421,848
	Media - 1.98%
86,160	Discovery Holding Co. (a)	2,485,716
	Metals & Mining - 0.51%
10,300	Steel Dynamics, Inc. (b)	481,010
15,400	USEC, Inc. (a)(b)	157,850
		638,860
	Multiline Retail - 1.58%
36,500	Dillard’s, Inc. (b)	796,795
15,690	J.C. Penney Co., Inc. (b)	994,275
11,100	Saks, Inc.	190,365
		1,981,435
	Multi-Utilities - 2.95%
358,150	Aquila, Inc. (a)(b)	1,436,182
13,400	CMS Energy Corp.	225,388
43,200	Oneok, Inc.	2,047,680
		3,709,250

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas - 6.85%
56,750	CNX Gas Corp. (a)	$1,632,697
27,840	Denbury Resources, Inc. (a)	1,244,170
25,450	Overseas Shipholding Group, Inc.	1,955,323
18,830	Plains All American Pipeline, L.P.	1,026,047
32,240	Plains Exploration &
	Production Co. (a)(b)	1,425,653
28,040	Quicksilver Resources, Inc. (a)(b)	1,319,282
		8,603,172
	Paper & Forest Products - 2.09%
49,200	Buckeye Technologies, Inc. (a)	744,888
96,170	Louisiana-Pacific Corp.	1,632,005
26,900	Mercer International, Inc. (a)(b)	254,205
		2,631,098
	Pharmaceuticals - 0.21%
10,100	Par Pharmaceutical Cos., Inc. (a)	187,456
2,300	Watson Pharmaceuticals, Inc. (a)	74,520
		261,976
	Semiconductor & Semiconductor
	Equipment - 2.39%
38,600	Axcelis Technologies, Inc. (a)(b)	197,246
41,900	Integrated Device Technology, Inc. (a)	648,612
128,000	Lattice Semiconductor Corp. (a)	574,720
31,000	Photronics, Inc. (a)(b)	353,710
126,500	Skyworks Solutions, Inc. (a)(b)	1,143,560
18,600	TriQuint Semiconductor, Inc. (a)	91,326
		3,009,174
	Software - 2.29%
106,800	Compuware Corp. (a)(b)	856,536
12,300	Fair Isaac Corp. (b)	444,153
84,700	Lawson Software, Inc. (a)(b)	847,847
40,900	Mentor Graphics Corp. (a)(b)	617,590
6,300	Parametric Technology Corp. (a)	109,746
		2,875,872
	Specialty Retail - 0.92%
41,380	Borders Group, Inc. (b)	551,595
16,500	The Pantry, Inc. (a)(b)	422,895
8,800	RadioShack Corp. (b)	181,808
		1,156,298

Number of		Market
Shares		Value
	Thrifts & Mortgage Finance - 4.74%
49,180	Capitol Federal Financial (b)	$1,681,956
112,430	Hudson City Bancorp, Inc.	1,729,173
2,000	Imperial Capital Bancorp, Inc.	56,500
1,400	The PMI Group, Inc. (b)	45,780
103,590	TFS Financial Corp. (a)	1,340,455
26,200	Webster Financial Corp.	1,103,544
		5,957,408
	Total Common Stocks
	(Cost $112,905,765)	112,805,006
	INVESTMENT COMPANIES - 1.64%
	Investment Companies - 1.64%
99,100	Apollo Investment Corp. (b)	2,061,280
	Total Investment Companies
	(Cost $1,829,785)	2,061,280
	REAL ESTATE INVESTMENT
	TRUSTS - 4.49%
	Real Estate Investment Trusts - 4.49%
40,100	Apartment Investment &
	Management Co. (b)	1,809,713
35,300	Duke Realty Corp. (b)	1,193,493
51,080	Plum Creek Timber Co., Inc. (b)	2,286,341
8,000	Potlatch Corp.	360,240
		5,649,787
	Total Real Estate Investment Trusts
	(Cost $6,300,803)	5,649,787
	SHORT TERM INVESTMENTS - 3.70%
	Money Market Funds - 3.70%
4,650,666	Federated Prime Obligations Fund	4,650,666
	Total Short Term Investments
	(Cost $4,650,667)	4,650,666

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 30.01%
	COMMERCIAL PAPER - 1.83%
$1,154,124	Kommunalkredit Austria SG,
	5.13%, 10/22/07 (c)	$1,149,865
1,154,124	Societe Generale,
	5.85%, 10/01/07 (c)	1,153,036
	Total Commercial Paper
	(Cost $2,302,901)	2,302,901
	CORPORATE BONDS AND NOTES - 3.38%
1,846,598	American Express,
	5.35% 10/17/07	1,846,598
1,384,948	Bank of Scotland,
	5.10%, 10/31/07	1,384,948
461,649	Bayerische Landesbank,
	5.20%, 12/24/15	461,649
553,979	Metlife Global,
	5.24%, 04/28/08	553,979
	Total Corporate Bonds and Notes
	(Cost $4,247,174)	4,247,174
	CORPORATE PAYDOWN
	SECURITIES - 4.31%
461,649	Duke Funding,
	5.42%, 04/08/07 (c)	461,649
1,404,169	KKR Atlantic Funding,
	0.00%, 10/15/07 (c)(d)	1,380,193
1,707,425	KKR Pacific Funding,
	0.00%, 10/26/07 (c)(d)	1,681,806
973,116	Rams Funding,
	5.86%, 02/11/08 (c)	972,305
923,299	Rams Funding,
	5.75%, 02/11/08 (c) . . . . . . . . . . . .	919,305
	Total Corporate Paydown Securities
	(Cost $5,449,326)	5,415,258

Number of		Market
Shares		Value
	MUTUAL FUNDS - 2.49%
1,272,188	AIM STIT-Liquid Assets Portfolio	$1,272,188
16,118	Federated Prime Obligations Fund	16,118
1,846,598	Reserve Primary Fund	1,846,598
	Total Mutual Funds
	(Cost $3,134,904)	3,134,904
Principal
Amount
	REPURCHASE AGREEMENTS - 18.00%
$ 9,232,988	Citigroup Global Repurchase
	Agreement, 5.32%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $10,080,389,
	0.00%, 02/25/36 to 10/01/07)	9,232,988
13,387,834	Morgan Stanley Repurchase
	Agreement, 5.27%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $13,655,590,
	4.00% to 8.00%, 10/25/17 to
	08/25/37)	13,387,834
	Total Repurchase Agreements
	(Cost $22,620,822)	22,620,822
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $37,755,127)	37,721,059
	Total Investments
	(Cost $163,442,147) - 129.61%	162,887,798
	Liabilities in Excess of
	Other Assets - (29.61)%	(37,222,653)
	TOTAL NET
	ASSETS - 100.00%	$125,665,145

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $7,752,227, which
represents 6.17% of total net assets.
(d) As of September 30, 2007 the Advisor has fair valued these securities.

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 96.57%
	Australia - 1.76%
1,046,900	AXA Asia Pacific Holdings	$7,207,366
3,291,246	Boart Longyear Group (a)	6,947,016
		14,154,382
	Austria - 1.20%
78,700	Wiener Staedtische Allgemeine
	Versicher AG (a)	5,499,464
109,000	Zumtobel AG (a)	4,148,657
		9,648,121
	Brazil - 2.70%
208,600	Companhia Vale do Rio Doce - ADR	7,077,798
193,600	Petroleo Brasileiro SA - ADR (b)	14,616,800
		21,694,598
	Denmark - 0.77%
50,950	Novo-Nordisk A/S - Class B	6,161,786
	France - 13.45%
107,800	Accor SA	9,563,989
44,310	Alstom (a)	8,995,720
113,000	AXA	5,060,612
308,000	AXA - ADR (b)	13,739,880
29,800	BNP Paribas SA	3,261,174
53,200	BNP Paribas SA - ADR (b)	2,903,018
107,050	Groupe Danone (a)	8,427,153
71,400	Lafarge SA	11,065,775
43,900	LVMH Moet Hennessy Louis
	Vuitton SA	5,255,140
100,590	PPR SA	18,921,339
40,800	Rhodia SA (a)	1,485,503
36,500	Saint-Gobain SA	3,811,274
49,800	Societe Generale	8,379,315
25,400	Vallourec	7,310,673
		108,180,565
	Germany - 13.47%
186,850	Bayer AG	14,824,824
229,500	Commerzbank AG	9,300,808
40,700	DaimlerChrysler AG	4,081,736
97,900	Fresenius AG	7,583,726
64,620	Linde AG	8,064,279
42,200	Merck KGaA	5,144,254
90,400	Metro AG	8,146,446
3,351	Porsche AG	7,147,599
120,516	RWE AG	15,114,507
17,800	RWE AG - ADR	2,228,670

Number of		Market
Shares		Value
	Germany (Continued)
192,400	SAP AG	$11,264,899
72,500	Siemens AG	9,926,132
208,200	Symrise AG (a)	5,511,766
		108,339,646
	Greece - 3.12%
176,800	Hellenic Exchanges SA	5,658,916
164,730	National Bank of Greece SA	10,508,421
231,500	OPAP SA	8,949,845
		25,117,182
	Hong Kong - 1.69%
1,413,000	Hang Lung Properties Ltd.	6,308,645
433,000	Sun Hung Kai Properties Ltd.	7,284,240
		13,592,885
	India - 0.33%
54,900	Infosys Technologies Ltd - ADR	2,656,611
	Indonesia - 0.47%
5,295,000	Bank Rakyat Indonesia	3,815,568
	Ireland (Republic of) - 1.16%
236,300	CRH PLC	9,350,253
	Israel - 1.16%
350,000	Makhteshim-Agan Industries Ltd. (a)	3,142,423
138,600	Teva Pharmaceutical Industries,
	Ltd. - ADR (b)	6,163,542
		9,305,965
	Italy - 3.71%
1,067,000	Banca Intesa SpA	8,226,137
63,000	ENI SpA	2,326,440
61,100	ENI SpA - ADR (b)	4,506,736
1,726,000	Unicredito Italiano SpA	14,775,900
		29,835,213
	Japan - 16.57%
914,800	Asahi Kasei Corp.	7,361,361
112,100	Canon, Inc.	6,083,151
731	East Japan Railway	5,762,993
26,100	FANUC Ltd.	2,649,635
1,279,900	The Fuji Fire & Marine Insurance
	Company Ltd.	4,353,922
356,100	Higo Bank	2,366,951
1,015,200	Mitsubishi Tokyo Financial
	Group, Inc. - ADR (a)(b)	9,218,016
505,800	Mitsui & Co. Ltd.	12,232,210

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
50,300	Nintendo Co. Ltd.	$25,970,103
341,500	Nippon Electric Glass Co. Ltd.	5,466,117
444,200	Nomura Holdings, Inc.	7,389,755
1,091,000	NSK Ltd.	9,534,764
33,100	ORIX Corp.	7,501,380
708	Osaka Securities Exchange Co., Ltd.	3,115,877
34,800	SMC Corp.	4,748,955
79,700	Sony Corp.	3,831,219
30,800	Toyota Motor Corp.	1,801,872
55,500	Toyota Motor Corp. - ADR (a)	6,485,730
74,600	Yamada Denki Co. Ltd.	7,346,889
		133,220,900
	Luxembourg - 0.71%
67,800	Millicom International
	Cellular SA (a)(b)	5,688,420
	Netherlands - 3.25%
218,100	ASML Holding NV (a)	7,196,496
197,650	ING Groep NV	8,783,437
588,200	Royal KPN NV	10,193,261
		26,173,194
	New Zealand - 0.95%
795,204	Fletcher Building Limited	7,642,260
	Norway - 2.47%
437,000	Prosafe ASA (a)	7,810,839
353,400	Statoil ASA	12,059,402
		19,870,241
	Philippines - 0.49%
322,900	Ayala Corp. (a)	3,928,040
	Sweden - 4.38%
158,600	ForeningsSparbank AB	5,295,337
228,100	Sandvik AB - ADR (b)	4,874,725
66,000	Sandvik AB (a)	1,414,227
181,000	SKF AB - B Shares	3,804,554
238,700	SKF AB - ADR	5,009,000
3,727,000	Telefonaktiebolaget LM Ericsson	14,837,259
		35,235,102

Number of		Market
Shares		Value
	Switzerland - 7.76%
72,800	Credit Suisse Group	$4,838,578
121,150	Julius Baer Holding Ltd.	9,044,441
41,880	Nestle SA	18,774,409
19,200	Nobel Biocare Holding AG	5,201,291
28,350	Roche Hldg Ltd - ADR	2,561,499
45,000	Roche Holding AG	8,148,244
59,600	Roche Holding Ltd. - ADR	5,385,021
156,650	UBS AG	8,416,439
		62,369,922
	United Kingdom - 15.00%
1,109,500	BP PLC	12,833,950
833,100	Cadbury Schweppes plc	9,689,085
1,038,500	Centrica PLC	8,070,647
358,500	GlaxoSmithKline Plc	9,508,511
534,300	HBOS Plc	9,998,619
87,200	Lonmin Plc	6,534,052
752,900	Renovo Group PLC (a)	3,077,694
59,300	Rio Tinto Plc	5,103,751
1,196,180	Sage Group PLC	6,088,624
1,607,300	Tesco PLC	14,406,881
158,400	Tesco PLC - ADR	4,252,628
335,700	Unilever PLC (a)	10,627,380
5,662,900	Vodafone Group PLC	20,411,802
		120,603,624
	Total Common Stocks
	(Cost $649,708,115)	776,584,478
	PREFERRED STOCKS - 0.62%
	Brazil - 0.62%
98,300	Banco Itau Holding Financeira SA (b)	4,975,946
	Total Preferred Stocks
	(Cost $4,274,150)	4,975,946
	SHORT TERM INVESTMENTS - 1.17%
	Money Market Funds - 1.17%
9,437,136	Federated Prime Obligations Fund	9,437,136
	Total Short Term Investments
	(Cost $9,437,136)	9,437,136

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 4.06%
	COMMERCIAL PAPER - 0.25%
$ 998,422	Kommunalkredit Austria SG,
	5.13%, 10/22/07 (c)	$994,737
998,422	Societe Generale,
	5.85%, 10/01/07 (c)	997,482
	Total Commercial Paper
	(Cost $1,992,219)	1,992,219
	CORPORATE BONDS AND NOTES - 0.46%
1,597,475	American Express,
	5.35% 10/17/07	1,597,475
1,198,107	Bank of Scotland,
	5.10%, 10/31/07	1,198,107
399,369	Bayerische Landesbank,
	5.20%, 12/24/15	399,369
479,243	Metlife Global,
	5.24%, 04/28/08 . . . . . . . . . . . . . .	479,243
	Total Corporate Bonds and Notes
	(Cost $3,674,194)	3,674,194
	CORPORATE PAYDOWN
	SECURITIES - 0.59%
399,370	Duke Funding,
	5.42%, 04/08/07 (c)	399,370
1,214,735	KKR Atlantic Funding,
	0.00%, 10/15/07 (c)(d)	1,192,571
1,477,078	KKR Pacific Funding,
	0.00%, 10/26/07 (c)(d)	1,453,500
841,835	Rams Funding,
	5.86%, 02/11/08 (c)	841,132
798,738	Rams Funding,
	5.75%, 02/11/08 (c)	795,283
	Total Corporate Paydown Securities
	(Cost $4,714,166)	4,681,856
Number of
Shares
	MUTUAL FUNDS - 0.33%
1,100,558	AIM STIT-Liquid Assets Portfolio	1,100,558
13,944	Federated Prime Obligations Fund	13,944
1,597,475	Reserve Primary Fund	1,597,475
	Total Mutual Funds
	(Cost $2,711,977)	2,711,977

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 2.43%
$ 7,987,378	Citigroup Global Repurchase
	Agreement, 5.32%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $8,720,456,
	0.00%, 02/25/36 to 10/01/07)	$7,987,378
11,581,698	Morgan Stanley Repurchase
	Agreement, 5.27%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $11,813,332,
	4.00% to 8.00%, 10/25/17 to
	08/25/37)	11,581,698
	Total Repurchase Agreements
	(Cost $19,569,076)	19,569,076
	Total Investments Purchased as
	Securities Lendng Collateral
	(Cost $32,661,632)	32,629,322
	Total Investments
	(Cost $696,081,033) - 102.42%	823,626,882
	Liabilities in Excess of
	Other Assets - (2.42)%	(19,460,479)
	TOTAL NET
	ASSETS - 100.00%	$804,166,403

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $6,706,385, which
represents 0.83% of total net assets.
(d) As of September 30, 2007 the Advisor has fair valued these securities.

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 4.92%
	Diversified - 0.12%
1,800	Forest City Enterprises, Inc.	$99,288
	Hotels & Motels - 2.59%
24,200	Hilton Hotels Corp. (b)	1,125,058
17,900	Starwood Hotels & Resorts
	Worldwide, Inc.	1,087,425
		2,212,483
	Office Property - 2.21%
75,650	Brookfield Properties Co.	1,883,685
	Total Common Stocks
	(Cost $2,944,648)	4,195,456
	REAL ESTATE INVESTMENT TRUSTS,
	COMMON STOCKS - 92.70%
	Apartments - 19.72%
11,700	Apartment Investment &
	Management Co. (b)	528,021
45,407	Archstone-Smith Trust	2,730,777
34,380	AvalonBay Communities, Inc. (b)	4,058,903
26,687	BRE Properties, Inc. (b)	1,492,604
28,804	Camden Property Trust	1,850,657
92,822	Equity Residential (b)	3,931,940
10,394	Essex Property Trust, Inc. (b)	1,222,022
4,200	Home Properties, Inc. (b)	219,156
7,400	Post Properties, Inc.	286,380
20,800	UDR, Inc. (b)	505,856
		16,826,316
	Diversified - 11.04%
3,000	Alexander’s, Inc. (a)	1,156,500
8,400	Digital Realty Trust, Inc. (b)	330,876
14,400	iStar Financial, Inc. (b)	489,456
39,385	Liberty Property Trust	1,583,671
8,100	PS Business Parks, Inc.	460,485
49,434	Vornado Realty Trust (b)	5,405,608
		9,426,596
	Health Care - 1.85%
8,400	HCP, Inc. (b)	278,628
32,700	Nationwide Health Properties, Inc. (b)	985,251
20,500	Omega Healthcare Investors, Inc.	318,365
		1,582,244

Number of		Market
Shares		Value
	Hotels & Motels - 2.71%
28,400	Ashford Hospitality Trust, Inc. (b)	$285,420
5,200	Hospitality Properties Trust (b)	211,380
80,900	Host Hotels & Resorts, Inc. (b)	1,815,396
		2,312,196
	Office Property - 16.35%
7,266	Alexandria Real Estate
	Equities, Inc. (b)	699,425
24,500	BioMed Realty Trust, Inc. (b)	590,450
41,878	Boston Properties, Inc. (b)	4,351,124
40,759	Brandywine Realty Trust (b)	1,031,610
26,600	Corporate Office Properties Trust (b)	1,107,358
43,400	Douglas Emmett, Inc. (b)	1,073,282
19,200	Highwoods Properties, Inc. (b)	704,064
54,000	HRPT Properties Trust (b)	534,060
27,027	Kilroy Realty Corp.	1,638,647
4,956	Mack-Cali Realty Corp. (b)	203,692
15,700	Maguire Properties, Inc. (b)	405,531
13,851	SL Green Realty Corp. (b)	1,617,381
		13,956,624
	Regional Malls - 18.69%
64,408	General Growth Properties, Inc. (b)	3,453,557
39,524	The Macerich Co. (b)	3,461,512
68,775	Simon Property Group, Inc. (b)	6,877,500
39,500	Taubman Centers, Inc. (b)	2,162,625
		15,955,194
	Shopping Centers - 10.87%
25,875	Acadia Realty Trust	701,989
18,800	Cedar Shopping Centers, Inc.	256,056
34,900	Developers Diversified Realty Corp.	1,949,863
29,164	Federal Realty Investment Trust (b)	2,583,930
23,242	Kimco Realty Corp.	1,050,771
7,400	Kite Realty Group Trust	139,120
30,209	Regency Centers Corp. (b)	2,318,541
5,300	Saul Centers, Inc.	272,950
		9,273,220
	Storage - 2.84%
29,500	Extra Space Storage, Inc. (b)	454,005
25,000	Public Storage, Inc. (b)	1,966,250
		2,420,255

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS,
	COMMON STOCKS (Continued)
	Warehouse/Industrial - 8.63%
41,294	AMB Property Corp. (b)	$2,469,794
68,400	DCT Industrial Trust, Inc.	716,148
18,400	First Potomac Realty Trust (b)	401,120
56,891	ProLogis (b)	3,774,718
		7,361,780
	Total Real Estate Investment Trusts,
	Common Stocks
	(Cost $51,972,217)	79,114,425
	SHORT TERM INVESTMENTS - 2.50%
	Money Market Funds - 2.50%
2,138,496	Federated Prime Obligations Fund	2,138,496
	Total Short Term Investments
	(Cost $2,138,496)	2,138,496
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 38.59%
	COMMERCIAL PAPER - 2.36%
$1,007,692	Kommunalkredit Austria SG,
	5.13%, 10/22/07 (c)	1,003,973
1,007,692	Societe Generale,
	5.85%, 10/01/07 (c)	1,006,743
	Total Commercial Paper
	(Cost $2,010,716)	2,010,716
	CORPORATE BONDS AND NOTES - 4.34%
1,612,308	American Express,
	5.35% 10/17/07	1,612,308
1,209,230	Bank of Scotland,
	5.10%, 10/31/07	1,209,230
403,078	Bayerische Landesbank,
	5.20%, 12/24/15	403,078
483,692	Metlife Global,
	5.24%, 04/28/08	483,692
	Total Corporate Bonds and Notes
	(Cost $3,708,308)	3,708,308

Principal		Market
Amount		Value
	CORPORATE PAYDOWN
	SECURITIES - 5.54%
$ 403,077	Duke Funding,
	5.42%, 04/08/07 (c)	$403,077
1,226,013	KKR Atlantic Funding,
	0.00%, 10/15/07 (c)(d)	1,203,140
1,490,793	KKR Pacific Funding,
	0.00%, 10/26/07 (c)(d)	1,466,494
849,651	Rams Funding,
	5.86%, 02/11/08 (c)	848,943
806,154	Rams Funding,
	5.75%, 02/11/08 (c)	802,667
	Total Corporate Paydown Securities
	(Cost $4,757,936)	4,724,321
Number of
Shares
	MUTUAL FUNDS - 3.21%
1,110,777	AIM STIT-Liquid Assets Portfolio	1,110,777
14,073	Federated Prime Obligations Fund	14,073
1,612,308	Reserve Primary Fund	1,612,308
	Total Mutual Funds
	(Cost $2,737,158)	2,737,158
Principal
Amount
	REPURCHASE AGREEMENTS - 23.14%
$8,061,539	Citigroup Global Repurchase
	Agreement, 5.32%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $8,801,424,
	0.00%, 02/25/36 to 10/01/07)	8,061,539
11,689,231	Morgan Stanley Repurchase
	Agreement, 5.27%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $11,923,016,
	4.00% to 8.00%, 10/25/17 to
	08/25/37)	11,689,231
	Total Repurchase Agreements
	(Cost $19,750,770)	19,750,770

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Market
Value
Total Investments Purchased as
Securities Lending Collateral
(Cost $32,964,888)	$32,931,273
Total Investments
(Cost $90,020,249) - 138.71%	118,379,650
Liabilities in Excess of
Other Assets - (38.71)%	(33,031,767)
TOTAL NET
ASSETS - 100.00%	$85,347,883

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $6,768,652, which
represents 7.93% of total net assets.
(d) As of September 30, 2007 the Advisor has fair valued these securities.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS - 96.24%
	Alabama - 0.94%
$ 500,000	Alabama 21st Century Authority,
	Revenue Bond,
	5.000%, 12/01/2007	$500,830
1,000,000	Jefferson County Schools,
	Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	1,083,820
1,000,000	Montgomery Medical Clinic Board,
	Revenue Bond,
	5.250%, 03/01/2036	946,390
		2,531,040
	Arizona - 4.04%
2,710,000	Arizona School Facilities Board,
	Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,905,147
135,000	Maricopa County Elementary
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 07/01/2012	143,048
500,000	Maricopa County Hospital,
	Revenue Bond,
	5.000%, 04/01/2018	502,170
980,000	Maricopa County Industrial
	Development Authority Senior
	Living Facilities, Refunding,
	Revenue Bond,
	3.650%, 09/15/2035	973,816
3,000,000	Mesa Industrial Development
	Authority, Revenue Bond,
	5.750%, 01/01/2025	3,169,380
300,000	Navajo County Unified School
	District, Refunding, GO,
	FSA Insured,
	5.000%, 07/01/2014	323,817
	Pinal County Industrial
	Development Authority
	Correctional Facilities, Revenue
	Bond, ACA Insured,
750,000	5.250%, 10/01/2014	783,435
1,000,000	5.250%, 10/01/2015	1,044,430
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	1,002,920
		10,848,163

Principal		Market
Amount		Value
	California - 7.38%
$ 500,000	California Communities
	Development Authority,
	Refunding, Revenue Bond,
	4.900%, 05/15/2025	$502,965
1,000,000	California Communities
	Development Authority,
	Revenue Bond,
	5.500%, 07/01/2037	970,020
450,000	California Communities
	Development Authority,
	Series A, Revenue Bond,
	4.750%, 04/01/2033	434,516
5,100,000	California Communities
	Development Authority,
	Series C, Revenue Bond,
	3.850%, 11/01/2029	5,054,712
500,000	California Department of Veteran
	Affairs, Series A, Revenue Bond,
	4.600%, 12/01/2028	494,635
	California, GO,
400,000	5.000%, 08/01/2014	430,104
1,255,000	5.000%, 02/01/2020	1,298,297
1,000,000	5.000%, 06/01/2031	1,018,540
1,000,000	5.000%, 06/01/2034	1,018,610
500,000	Golden State Tobacco Securitization,
	Series A, Revenue Bond,
	0.000%, 06/01/2037	327,260
2,970,000	Golden West Schools Funding
	Authority, Refunding, GO,
	AMBAC Insured,
	5.500%, 08/01/2019	3,368,396
1,510,000	Lompoc Healthcare District,
	Series B, GO, XLCA Insured,
	5.000%, 08/01/2034	1,554,756
145,000	Los Angeles Unified School District,
	Series A, Refunding, GO,
	FGIC Insured,
	4.250%, 01/01/2028	137,437
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	471,260
1,000,000	Sacramento County Sanitation
	District, Revenue Bond,
	5.000%, 12/01/2036	1,039,110

See notes to financial statements.

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	California (Continued)
$1,175,000	San Francisco Steinhart Aquarium,
	Series F, GO,
	5.000%, 06/15/2023	$1,227,934
430,000	Santa Ana Unified School District,
	CP, MBIA Insured,
	5.250%, 04/01/2027	456,746
		19,805,298
	Colorado - 1.66%
1,065,000	Colorado Deptartment of
	Transportation, Revenue Bond,
	5.380%, 06/15/2013. . . . . . . . . . .	1,155,972
	Colorado Health Facilities Authority,
	Revenue Bond,
1,115,000	4.500%, 09/15/2008	1,115,390
1,000,000	5.250%, 06/01/2020	1,043,040
750,000	5.000%, 12/01/2020	759,855
375,000	El Paso County School District,
	GO, MBIA & STAID Insured,
	5.000%, 12/01/2027	385,264
		4,459,521
	Delaware - 0.53%
500,000	Delaware Health Facilities Authority,
	Revenue Bond,
	5.250%, 06/01/2012	516,855
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	902,630
		1,419,485
	District of Columbia - 0.73%
200,000	District of Columbia, Series B,
	Unrefunded, GO,
	5.500%, 06/01/2009	206,358
200,000	District of Columbia, Series B-2,
	Refunding, GO,
	5.500%, 06/01/2008	202,450
1,500,000	Washington D.C. Airport Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,563,765
		1,972,573

Principal		Market
Amount		Value
	Florida - 3.42%
$ 315,000	Beacon Lakes Community Development,
	Series A, Special Assessment,
	6.000%, 05/01/2038	$308,080
250,000	Boynton Village Community
	Development District, Series A,
	Special Assessment,
	5.750%, 05/01/2037	239,715
100,000	Dade County Water & Sewer System,
	Revenue Bond,
	6.250%, 10/01/2007	100,000
2,375,000	Highlands County Health Facilities
	Authority, Revenue Bond,
	5.000%, 11/15/2029	2,428,034
1,000,000	Highlands County Health Facilities
	Hospital, Revenue Bond,
	5.000%, 11/15/2035	1,001,270
750,000	Miami Homeland Defense, GO,
	5.500%, 01/01/2021	806,190
1,250,000	Miami-Dade County Educational
	Facilities, Series A,Revenue Bond,
	5.000%, 04/01/2034	1,344,550
695,000	Palm Glades Community
	Development, Series B,
	Special Assessment,
	4.850%, 08/01/2011	676,742
1,200,000	Seminole Tribe Special Obligation,
	Series A, Revenue Bond,
	5.750%, 10/01/2022	1,265,292
1,000,000	University of Florida,Revenue Bond,
	AMBAC Insured,
	5.130%, 09/01/2033	1,020,100
		9,189,973
	Georgia - 2.14%
1,000,000	Appling County Development
	Authority Pollution Control,
	Revenue Bond,
	4.400%, 07/01/2016	1,014,080
1,000,000	Coffee County Hospital Authority,
	Revenue Bond,
	5.000%, 12/01/2019	1,002,320
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,087,400

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,500,000	Gainesville Educational Facilities
	Redevelopment Authority,
	Refunding, Revenue Bond,
	5.130%, 03/01/2037	$1,450,200
1,115,000	Georgia, Series E, GO,
	5.000%, 08/01/2012	1,187,631
		5,741,631
	Hawaii - 0.04%
100,000	Honolulu City & County, Series A,
	Prerefunded, GO,
	6.000%, 01/01/2009	103,061
	Illinois - 8.03%
1,250,000	Chicago Board of Education,
	Series B, Refunding,GO,
	5.000%, 12/01/2023	1,315,037
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, GO,
	5.500%, 12/01/2012	106,659
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.050%, 12/01/2009	105,300
75,000	Chicago Park District,
	Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	79,177
	Chicago Wastewater Transmission,
	Refunding, Revenue Bond,
	FGIC Insured,
625,000	5.500%, 01/01/2010	651,031
100,000	5.380%, 01/01/2013	105,906
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,623,500
1,000,000	5.000%, 01/01/2026	1,037,440
1,000,000	Cook County, Series C,GO,
	AMBAC Insured,
	5.000%, 11/15/2025	1,033,190
100,000	Du Page & Cook Counties
	Community School District,
	GO, FGIC Insured,
	4.380%, 01/01/2009	101,100

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	Illinois (Continued)
$ 270,000	Illinois Finance Authority Chicago
	Schools Project, Refunding,
	Revenue Bond,
	4.500%, 12/01/2008	$269,895
1,200,000	Illinois Finance Authority Hospital
	Sisters Services, Series A,
	Revenue Bond,
	5.000%, 03/15/2025	1,230,876
450,000	Illinois Finance Authority
	Resurrection Health Care,
	Revenue Bond,
	3.750%, 05/15/2020	447,053
750,000	Illinois Finance Authority Student
	Housing, Revenue Bond,
	5.000%, 05/01/2030	705,503
2,000,000	Illinois Finance Authority,
	Revenue Bond,
	5.000%, 07/01/2022	2,079,660
1,370,000	Illinois Finance Authority, Series A,
	Revenue Bond,
	5.250%, 10/01/2010	1,417,881
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,077,630
2,690,000	Lombard Public Facilities,
	Series B, Revenue,
	5.250%, 01/01/2030	2,732,959
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	515,540
500,000	Regional Transportation Authority,
	Series B, Revenue Bond,
	FGIC Insured,
	5.380%, 06/01/2014	540,190
3,030,000	St. Clair County High School
	District No. 203, Series A,
	GO, AMBAC Insured,
	5.750%, 12/01/2026	3,377,844
		21,553,371

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Indiana - 3.18%
$ 760,000	Allen County War Memorial,
	Revenue Bond,
	4.500%, 05/01/2019	$760,585
400,000	Anderson Industrial Economic
	Development, Refunding,
	Revenue Bond,
	4.500%, 10/01/2008	400,732
1,650,000	Danville School Building,
	Revenue Bond, FSA Insured,
	5.000%, 07/15/2023	1,726,263
1,000,000	Indiana Health & Educational
	Facilities Financing Authority,
	Revenue Bond,
	5.000%, 11/15/2036	1,010,160
	Indiana Health Facilities Financing
	Authority, Revenue Bond,
1,000,000	6.000%, 08/01/2008	1,010,680
1,000,000	5.000%, 05/01/2013	1,047,990
	Noblesville Redevelopment
	Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	204,140
305,000	4.500%, 08/01/2012	313,372
320,000	4.500%, 08/01/2013	329,738
500,000	Purdue University, Revenue Bond,
	5.250%, 07/01/2008	506,495
1,135,000	Wayne Township Marion County
	School Building Corp.,
	Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,237,366
		8,547,521
	Iowa - 0.23%
600,000	Iowa Finance Authority Health
	Facilities, Revenue Bond,
	5.250%, 07/01/2010	609,132
	Kansas - 0.55%
765,000	Labette County Hospital, Series A,
	Revenue Bond,
	5.750%, 09/01/2029	781,769
740,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	692,085
		1,473,854

Principal		Market
Amount		Value
	Kentucky - 0.43%
	Murray Hospital Facilities,
	Refunding, Revenue Bond,
$ 535,000	4.200%, 08/01/2010	$530,613
630,000	4.380%, 08/01/2014	616,323
		1,146,936
	Louisiana - 2.76%
	Louisiana Gas & Fuels Tax, Series A,
	Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,209,275
1,000,000	5.000%, 05/01/2021	1,049,440
1,000,000	Louisiana Office Facilities Corp.,
	Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	1,066,460
1,015,000	Louisiana Offshore Term Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2020	1,009,245
1,305,000	Louisiana Public Facilities Authority,
	Revenue Bond,
	5.500%, 05/15/2032	1,484,294
1,500,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,585,500
		7,404,214
	Maryland - 1.35%
1,160,000	Maryland Department of
	Transportation County T
	Construction, Revenue Bond,
	5.500%, 02/01/2017	1,305,835
	Maryland Health & Higher
	Education Facilities Authority,
	Revenue Bond,
750,000	5.200%, 01/01/2024	738,623
500,000	5.000%, 07/01/2036	485,125
1,000,000	Maryland, GO,
	5.000%, 08/01/2014	1,084,030
		3,613,613

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Massachusetts - 1.78%
$ 500,000	Massachusetts Bay Transportation
	Authority, Refunding,
	Revenue Bond, FGIC Insured,
	5.500%, 03/01/2009	$513,425
900,000	Massachusetts Bay Transportation
	Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	984,789
95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	102,459
1,250,000	Massachusetts Health & Educational
	Facilities, Revenue Bond,
	MBIA Insured,
	5.000%, 07/01/2015	1,352,363
120,000	Massachusetts State Water Resources
	Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	132,425
1,500,000	Massachusetts, GO,
	5.500%, 11/01/2016	1,691,730
		4,777,191
	Michigan - 2.70%
230,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	238,558
150,000	Dundee Community School District,
	GO, Q-SBLF Insured,
	5.380%, 05/01/2010	156,494
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	848,216
1,200,000	Michigan Building Authority,
	Series I, Refunding, Revenue Bond,
	5.000%, 10/15/2009	1,235,016
1,000,000	Michigan Environmental Protection
	Program, GO,
	5.000%, 11/01/2013	1,042,190
	Michigan Hospital Finance Authority,
	Revenue Bond,
885,000	7.130%, 05/01/2009	915,462
1,000,000	5.250%, 11/15/2046	1,014,410
	Michigan Hospital Financing Authority,
	Refunding, Revenue Bond,
765,000	5.000%, 07/15/2012	791,897
1,000,000	5.000%, 11/15/2022	1,019,040
		7,261,283

Principal		Market
Amount		Value
	Minnesota - 0.96%
	Maple Grove Health Care Facilities,
	Revenue Bond,
$1,000,000	5.000%, 09/01/2029	$997,320
410,000	5.250%, 05/01/2037	413,670
375,000	Northfield Hospital, Revenue Bond,
	5.000%, 11/01/2011	380,047
295,000	Prior Lake Independent School
	District, Series A, GO,
	FGIC Insured,
	4.750%, 02/01/2010	303,160
500,000	St Paul Housing and Redevelopment
	Authority, Revenue Bond,
	5.250%, 05/15/2036	493,405
		2,587,602
	Missouri - 0.52%
	Cape Girardeau County Industrial
	Development, Revenue Bond,
245,000	4.250%, 06/01/2008	244,941
350,000	4.250%, 06/01/2009	349,762
800,000	St Louis County Industrial
	Development Authority, Series A,
	Revenue Bond,
	5.000%, 09/01/2008	804,064
		1,398,767
	Montana - 0.39%
1,000,000	Montana Facilities Financing
	Authority, Revenue Bond,
	5.000%, 01/01/2022	1,045,880
	Nebraska - 0.38%
1,000,000	Southern Nebraska Public Power,
	Notes, 4.000%, 12/15/2008	1,006,250
	New Hampshire - 0.63%
1,750,000	New Hampshire Health & Education
	Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,684,672
	New Jersey - 4.18%
600,000	Bergen County School District,
	Revenue Bond,
	5.000%, 04/01/2032	621,606
500,000	Hudson County Import Authority,
	Revenue Bond, FSA Insured,
	4.130%, 07/01/2016	505,425

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$ 260,000	New Jersey Health Care Facilities
	Financing Authority, Series A,
	Revenue Bond,
	5.250%, 07/01/2030	$250,944
1,000,000	New Jersey Transportation Trust
	Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,100,170
310,000	New Jersey Turnpike Authority,
	Revenue Bond, MBIA Insured,
	6.750%, 01/01/2009	314,055
3,255,000	New Jersey, Refunding, Series N, GO,
	5.500%, 07/15/2013	3,573,339
3,270,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,624,893
1,255,000	Tobacco Settlement Financing,
	Series A, Revenue Bond,
	4.130%, 06/01/2010	1,235,184
		11,225,616
	New Mexico - 0.42%
1,035,000	University of New Mexico,
	Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,115,657
	New York - 9.63%
1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	982,330
1,500,000	Erie County, Series A, GO,
	FGIC Insured,
	5.250%, 03/15/2018	1,592,475
1,000,000	Hudson Yards Infrastructure
	Corporation, Series A,
	Revenue Bond,
	5.000%, 02/15/2047	1,012,630
100,000	Metropolitan Transportation
	Authority, Series A, Revenue Bond,
	5.250%, 04/01/2009	101,440
1,765,000	Metropolitan Transportation
	Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,895,910
2,000,000	New York City Industrial
	Development Agency Queens
	Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	2,002,820

Principal		Market
Amount		Value
	New York (Continued)
$ 500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	$527,670
1,100,000	New York City Transitional Finance
	Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,148,389
2,800,000	New York City Water & Sewer
	Systems Financing Authority,
	Series DD, Revenue Bond,
	5.000%, 06/15/2039	2,847,852
1,000,000	New York City, GO,
	5.000%, 11/01/2034	1,021,470
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,324,600
1,500,000	New York Dormitory Authority,
	Revenue Bond,
	4.320%, 05/01/2018	1,433,610
4,850,000	New York Dormitory Authority,
	Series B, Revenue Bond,
	5.250%, 11/15/2023	5,159,818
1,000,000	New York Thruway Authority
	Second Generation, Revenue Bond,
	AMBAC Insured,
	5.000%, 04/01/2018	1,059,630
40,000	New York Thruway Authority,
	Series E, Prerefunded, Revenue
	Bond, GO Insured,
	5.250%, 01/01/2010	40,574
500,000	Port Authority, Series 116,
	Revenue Bond,
	5.000%, 10/01/2010	500,380
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	536,085
1,500,000	5.250%, 10/15/2019	1,619,670
1,000,000	Tobacco Settlement Financing,
	Revenue Bond,
	5.250%, 06/01/2021	1,056,480
		25,863,833

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	North Carolina - 0.24%
$ 650,000	North Carolina Medical Care
	Community, Revenue Bond,
	5.600%, 10/01/2036	$654,101
	North Dakota - 0.44%
500,000	Ward County Health Care Facilities,
	Revenue Bond,
	5.000%, 07/01/2008	502,835
685,000	Williams County Sales Tax,
	Revenue Bond,
	5.000%, 11/01/2026	685,377
		1,188,212
	Ohio - 1.20%
650,000	Cuyahoga County, Refunding,
	Revenue Bond,
	6.000%, 01/01/2032	694,076
	Ohio Higher Educational Facility
	Commission, Revenue Bond,
700,000	5.250%, 10/01/2026	734,258
700,000	5.000%, 10/01/2031	712,684
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,083,430
		3,224,448
	Oklahoma - 0.75%
1,000,000	Tulsa County Individual Authority
	Health Care, Revenue Bond,
	5.000%, 12/15/2036	1,009,480
1,000,000	University of Tulsa Student Housing,
	Revenue Bond,
	5.000%, 10/01/2037	1,005,760
		2,015,240
	Oregon - 0.43%
1,000,000	Clackamas County School
	District, GO,
	5.000%, 06/15/2021	881,800
250,000	Washington County School District,
	Refunding, GO, FSA Insured,
	5.500%, 06/15/2019	282,750
		1,164,550

Principal		Market
Amount		Value
	Pennsylvania - 1.19%
$ 430,000	Cumberland County Authority,
	Revenue Bond,
	5.000%, 01/01/2036	$412,030
1,000,000	Pennsylvania Turnpike, Series B,
	Revenue Bond,
	3.880%, 12/01/2022	1,000,000
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,090,210
500,000	Philadelphia Hospitals & Higher
	Education Facilities, Refunding,
	Revenue Bond,
	5.500%, 07/01/2030	503,330
200,000	University of Pittsburgh, Series A,
	Refunding, Revenue Bond,
	GO Insured, 3.880%, 09/15/2009	200,000
		3,205,570
	Puerto Rico - 0.77%
1,000,000	Puerto Rico Sales Tax Financing,
	Series A, Revenue Bond,
	5.250%, 08/01/2057	1,038,040
1,000,000	Puerto Rico, Series B, GO,
	5.250%, 07/01/2032	1,031,030
		2,069,070
	South Carolina - 1.01%
500,000	Charleston County Hospital Facilities,
	Revenue Bond,
	5.500%, 08/15/2013	529,465
2,055,000	Greenville Waterworks, Refunding,
	Revenue Bond,
	5.000%, 02/01/2013	2,193,240
		2,722,705
	South Dakota - 0.18%
465,000	South Dakota Health & Educational
	Facilities Authority, Revenue Bond,
	5.000%, 11/01/2010	478,597

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Tennessee - 1.20%
$ 500,000	Johnson City Health & Educational
	Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	$533,425
250,000	Knoxville Water, Series P,
	Revenue Bond,
	5.000%, 03/01/2009	255,007
1,000,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,031,060
	Sullivan County Health, Educational
	and Housing Facilities Board,
	Series C, Revenue Bond,
1,000,000	5.000%, 09/01/2022	998,910
400,000	5.250%, 09/01/2036	395,872
		3,214,274
	Texas - 13.79%
2,245,000	Cotulla Independent School District,
	GO, PSF-GTD Insured,
	5.250%, 02/15/2032	2,368,901
515,000	Denton Utilities System, Series A,
	Revenue Bond, FSA Insured,
	5.250%, 12/01/2013	552,914
2,740,000	El Paso, GO, MBIA Insured,
	5.000%, 08/15/2024	2,864,862
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	152,446
630,000	Gregg County Health Facilities,
	Revenue Bond,
	4.250%, 10/01/2009	627,379
1,300,000	Houston Apartment System,
	Series B, Refunding, Revenue
	Bond, FGIC Insured,
	5.000%, 07/01/2032	1,340,378
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	231,667
935,000	Lower Colorado River Authority,
	Refunding, Revenue Bond,
	6.000%, 05/15/2013	978,421
	North East Independent School
	District, Series A, GO,
	PSF-GTD Insured,
1,500,000	5.000%, 08/01/2018	1,613,250
1,500,000	5.000%, 08/01/2020	1,600,710

Principal		Market
Amount		Value
	Texas (Continued)
$2,300,000	North Texas & Dallas Thruway
	System, Series A, Refunded,
	Revenue Bond,
	5.380%, 01/01/2016	$2,309,844
3,600,000	Round Rock Independent School
	District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,742,056
1,000,000	Sam Rayburn Power Agency,
	Refunding, Revenue Bond,
	5.000%, 10/01/2007	1,000,000
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,201,060
770,000	San Antonio Electric & Gas,
	Series A, Prerefunded, Revenue
	Bond, MBIA Insured,
	5.000%, 02/01/2017	792,576
1,000,000	San Antonio Electric & Gas,
	Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2008	1,004,800
1,430,000	San Antonio Electric & Gas,
	Series A, Unrefunded, Revenue
	Bond, MBIA Insured,
	5.000%, 02/01/2017	1,464,792
70,000	San Antonio Electric & Gas,
	Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	71,834
1,000,000	San Leanna Educational Facilities,
	Refunding, Revenue Bond,
	4.750%, 06/01/2032	909,370
1,420,000	Sheldon Independent School District,
	Refunding, GO, PSF-GTD Insured,
	5.000%, 02/15/2024	1,488,146
185,000	Socorro Independent School District,
	Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	197,090
15,000	Socorro Independent School District,
	Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	15,930
2,000,000	Tarrant County Cultural Educational
	Facilities, Refunding, Revenue Bond,
	5.000%, 02/15/2014	2,102,160

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,875,000	Texas Municipal Gas Acquisition
	and Supply Corporation, Series B,
	Revenue Bond,
	3.920%, 12/15/2009	$1,844,719
400,000	Texas Public Finance Authority,
	Refunding, GO,
	5.500%, 10/01/2009	415,280
100,000	Texas State University System,
	Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	103,858
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	537,130
300,000	Texas Water Financial Assistance,
	Series B, Refunding, GO,
	5.000%, 08/01/2014	322,578
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	421,956
390,000	Tomball Hospital Authority,
	Revenue Bond,
	5.000%, 07/01/2012	394,384
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	101,520
1,855,000	University of Texas, Series B,
	Revenue Bond,
	5.250%, 07/01/2008	1,879,226
1,280,000	Victoria, GO, MBIA Insured,
	5.250%, 08/15/2022	1,382,221
		37,033,458
	Utah - 0.04%
100,000	Jordan School District, GO,
	5.130%, 06/15/2008	101,143
	Virginia - 5.33%
3,000,000	Fairfax County, Refunding,
	GO, STAID Insured,
	5.000%, 10/01/2009	3,089,460
1,000,000	Fairfax County, Series A, Refunding,
	GO, STAID Insured,
	5.250%, 04/01/2014	1,095,400
1,965,000	Fredericksburg Economic
	Development Authority,
	Revenue Bond,
	5.000%, 06/15/2010	2,009,153

Principal		Market
Amount		Value
	Virginia (Continued)
$1,000,000	Henry County Public Service
	Authority Water & Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	$1,138,750
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	101,855
625,000	Suffolk Industrial Development
	Authority Retirement Facilities,
	Revenue Bond,
	5.300%, 09/01/2031	587,894
1,475,000	Tobacco Settlement Financing,
	Series B, Revenue Bond,
	5.000%, 06/01/2047	1,241,965
2,000,000	Virginia Commonwealth
	Transportation Board, Revenue Bond,
	5.000%, 10/01/2011	2,106,360
400,000	Virginia Small Business Financing
	Authority, Series A, Revenue Bond,
	5.250%, 09/01/2037	394,632
2,495,000	Virginia, Series A, GO,
	5.000%, 06/01/2009	2,557,200
		14,322,669
	Washington - 6.12%
2,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	2,131,280
2,465,000	Energy Northwest, Series A,
	Refunding, Revenue Bond,
	FSA Insured,
	5.500%, 07/01/2017	2,630,352
500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	524,310
3,150,000	King County Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.250%, 01/01/2011	3,306,650
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	47,641
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,228

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Washington (Continued)
$2,000,000	Klickitat County Public Utilities,
	Series B, Refunding, Revenue
	Bond, FGIC Insured,
	5.250%, 12/01/2020	$2,151,920
1,000,000	Port Seattle, Series A, Revenue Bond,
	5.000%, 04/01/2031	1,015,170
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	31,842
1,000,000	Skagit County Public Hospital,
	Revenue Bond,
	5.750%, 12/01/2028	1,042,910
2,125,000	Washington, Refunding, GO,
	4.000%, 01/01/2008	2,127,337
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,350,013
		16,417,653
	Wisconsin - 4.55%
445,000	Badger Asset Securitization,
	Revenue Bond,
	6.130%, 06/01/2027	461,247
1,000,000	Greenfield School District, Notes,
	4.000%, 04/11/2008	1,001,820
1,000,000	Middleton Cross Plains Area
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 04/01/2020	1,062,910
2,000,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,249,580
250,000	Wisconsin Health & Educational
	Facilities, Revenue Bond,
	5.000%, 02/15/2012	253,705
500,000	Wisconsin Health & Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	501,325
1,400,000	Wisconsin Health & Educational
	Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,433,488
5,000,000	Wisconsin, Series A, GO,
	5.000%, 05/01/2011	5,239,750
		12,203,825
	Total Municipal Bonds
	(Cost $258,813,463)	258,401,652

Principal		Market
Amount		Value
	SHORT TERM INVESTMENTS - 3.20%
	Revenue Bonds - 0.49%
$ 100,000	Minnesota Higher Education
	Facilities Authority, Series 5-H,
	Revenue Bond, HTSB Insured,
	4.050% (a)	$100,000
700,000	Missouri Development Financial
	Board of Cultural Facilities,
	Series A, Revenue Bond,
	JPM Insured, 4.040% (a)	700,000
500,000	Nebraska Educational Finance
	Authority, Revenue Bond,
	4.050% (a)	500,000
		1,300,000
Number of
Shares
	Money Market Funds - 2.71%
7,277,423	Fidelity Tax Exempt Portfolio	7,277,423
	Total Short Term Investments
	(Cost $8,577,423)	8,577,423
	Total Investments
	(Cost $267,390,886) - 99.44%	266,979,075
	Other Assets in Excess
	of Liabilities - 0.56%	1,512,430
	TOTAL NET
	ASSETS - 100.00%	$268,491,505

Percentages are stated as a percent of net assets.
(a) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2007

Glossary of Terms
AMBAC	- American Municipal Bond Assurance Corp.
ACA	- American Capital Access
CP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Federal Housing Authority/Agency
GO	- General Obligation
HTSB	- Harris Trust & Savings Bank
JPM	- JP Morgan Chase Bank
MBIA	- Municipal Bond Investors Assurance Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Board Loan
STAID	- State Aid Withholding
XLCA	- XL Capital Assurance

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	CONVERTIBLE PREFERRED
	STOCKS - 0.04%
	Automobiles - 0.04%
12,000	General Motors Corporation (b)	$293,880
1,800	General Motors Corporation	38,322
		332,202
	Total Convertible Preferred Stocks
	(Cost $304,161) . . . . . . . . . . . . . . .	332,202
	PREFERRED STOCKS - 0.15%
	Banks - 0.11%
1,300	FNMA (e)	68,087
800,000	HSBC Capital Funding LP
	4.610% 12/31/2049 (a)(c)(e)	753,457
		821,544
	Consumer Finance - 0.03%
12,000	Corts Trust for Ford Motor Company	222,000
	Health Care Equipment & Supplies - 0.01%
51	Fresenius Medical Care
	Capital Trust II (a)	51,255
	Total Preferred Stocks
	(Cost $ 1,078,957)	1,094,799
Principal
Amount
	ASSET BACKED SECURITIES - 4.39%
$1,120,594	Accredited Mortgage Loan Trust
	Series 2005-3, 5.570%, 09/25/2035	1,096,456
6,750,000	Citibank Credit Card Insurance Trust
	Series 2006-A4, 5.450%, 05/10/2013	6,863,233
99,104	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 04/01/2031	84,139
496,510	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.460%, 09/25/2032	489,146
	Countrywide Home Equity Loan Trust
469,495	Series 2004-S, 5.560%,
	02/15/2030	458,888
350,415	Series 2004-R, 5.570%,
	03/15/2030	342,121
507,613	Series 2004-N, 5.600%,
	02/15/2034	497,623
561,506	Series 2004-O, 5.600%,
	02/15/2034	553,205
1,064,809	Series 2005-F, 5.560%,
	12/15/2035	1,053,770

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES
	(Continued)
$ 1,124,145	Series 2005-I, 5.550%,
	02/15/2036	$1,105,369
672,808	Home Equity Loan Trust
	Series 2005-HS1, 5.440%,
	07/25/2020	668,796
1,435,197	IMPAC Secured Assets Corp.
	Series 2005-6, 6.130%,
	10/25/2035	1,406,528
872,926	Indymac Mortgage Loan Trust
	Series 2005-AR16IP, 5.830%,
	07/25/2045	857,067
	JetBlue Airways Corporation
800,514	Series 2004-2, G-1, 5.740%,
	02/15/2018 (e)	794,510
900,000	Series 2004-2, G-2, 5.810%,
	05/15/2018 (e)	870,750
3,288,840	New Valley Generation
	Series 2000-1, 7.300%,
	03/15/2019	3,599,242
7,903,278	New Valley Generation II
	Series 2001-1, 5.570%,
	05/01/2020	7,777,544
194,849	Residential Asset Mortgage Products, Inc.
	Series 2004-RZ1, 5.560%,
	03/25/2034	188,326
	Washington Mutual
1,620,000	Series 2006-A3, 5.360%,
	09/15/2013 (c)	1,596,426
1,700,000	Series 2005-AR4, 4.670%,
	04/25/2035	1,674,565
1,482,324	Series 2005-AR8, 5.800%,
	07/25/2045 (e)	1,442,869
	Total Asset Backed Securities
	(Cost $33,927,073)	33,420,573
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 3.19%
792,218	Bank of America Corporation
	Series 2005-B, 5.100%,
	04/25/2035	790,179
	Countrywide Home Loans
550,910	Series 2005-11, 5.620%,
	03/25/2035	539,947
677,516	Series 2005-11, 5.920%,
	04/25/2035	674,658

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Principal		Market
Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	FHLMC
$ 197,375	Series 1647PK, 6.500%,
	12/15/2008	$197,061
1,848,998	Series 2329, 6.500%, 06/15/2031	1,916,036
1,039,774	Series 2338, 6.500%, 07/15/2031	1,075,253
1,230,126	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 5.670%,
	01/25/2035 (c)	1,216,344
3,100,000	Master Adjustable Rate
	Mortgages Trust
	Series 2004-13, 3.790%,
	11/21/2034	3,032,055
577,838	Master Reperforming Loan Trust
	Series 2005-1, 7.000%,
	08/25/2034 (c)	603,875
1,351,351	MLCC Mortgage Investors, Inc.
	Series 2005-1, 4.970%,
	04/25/2035	1,345,489
	Prime Mortgage Trust
4,205,058	5.500%, 05/25/2035 (c)	4,160,992
3,393,969	6.000%, 05/25/2035 (c)	3,366,038
640,461	Residential Asset Mortgage
	Products, Inc.
	Series 2004-SL4, 7.500%,
	07/25/2032	655,116
	Structured Adjustable Rate
	Mortgage Loan
1,029,634	Series 2004-18, 5.570%,
	12/25/2034	1,027,882
3,712,537	6.390%, 10/31/2035 (h)	3,703,256
	Total Collateralized Mortgage
	Obligations
	(Cost $24,428,176)	24,304,181
	CONVERTIBLE BONDS - 0.01%
	Automobiles - 0.01%
80,000	Ford Motor Company
	4.250%, 12/15/2036	93,900
	Total Convertible Bonds
	(Cost $80,000)	93,900
	CORPORATE BONDS - 19.33%
	Aerospace & Defense - 0.01%
55,000	DRS Technologies, Inc.
	6.630%, 02/01/2016	54,587

Principal		Market
Amount		Value
	Auto Components - 0.05%
$250,000	Goodyear Tire & Rubber Co.
	9.000%, 07/01/2015 (b)	$268,125
170,000	Visteon Corp.
	8.250%, 08/01/2010	150,450
		418,575
	Automobiles - 0.48%
375,000	Bombardier, Inc.
	7.250%, 11/15/2016 (d) EUR	546,760
	DaimlerChrysler N.A.
5,000	4.050%, 06/04/2008	4,946
150,000	7.200%, 09/01/2009	155,446
260,000	5.880%, 03/15/2011	263,949
670,000	Ford Motor Company
	7.450%, 07/16/2031 (b)	529,300
	General Motors Corporation
2,420,000	8.250%, 07/15/2023 (b)	2,129,600
30,000	8.380%, 07/15/2033 (b)	26,438
		3,656,439
	Banks - 3.75%
300,000	AIFUL Corporation
	5.000%, 08/10/2010 (Acquired
	08/03/2005 and 11/29/2005,
	Cost $298,552) (c)	290,216
750,000	ANZ Capital Trust II
	5.360%, 12/15/2049 (Callable at
	$100.00 on 12/15/2013) (c)	703,077
40,000	Bank of America Corporation
	5.380%, 08/15/2011	40,322
1,000,000	Barclay’s Bank PLC
	9.470%, 05/19/2015
	(credit linked to Republic of Brazil
	Treasury Security) (Acquired
	03/27/2007, cost $749,580) (c)(k)	889,528
	Countrywide Financial Corp.
550,000	5.520%, 02/27/2008 (e)	544,540
280,000	5.470%, 06/18/2008 (e)	274,170
220,000	5.500%, 01/05/2009 (e)	208,603
700,000	First Chicago Corporation
	6.380%, 01/30/2009	713,481
	Glitnir Bank Hf
370,000	6.330%, 07/28/2011
	(Acquired 07/21/2006,
	Cost $370,000) (c)	376,696

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
$ 760,000	6.690%, 06/15/2016 (c)	$777,358
375,000	Greenpoint Bank
	9.250%, 10/01/2010	419,178
700,000	HBOS Capital Funding LP
	6.070%, 06/01/2049 (c)(e)	674,360
685,000	HSBC Finance Corp.
	4.130%, 11/16/2009	667,978
	ICICI Bank Ltd.
340,000	6.380%, 04/30/2022	319,415
354,000	6.380%, 04/30/2022 (Acquired
	01/09/2007 and 01/11/2007,
	Cost $359,326)	331,603
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	2,981,668
	JP Morgan Chase Bank
1,527,550	10.400%, 05/15/2009 (Acquired
	01/04/2006 and 01/06/2004, cost
	$1,219,666) (Credit linked to the
	Republic of Brazil Treasury
	Security) (d)(k)	1,765,604
2,782,324	6.000%, 05/15/2011 (Acquired
	03/07/2006, cost $2,171,772)
	(Credit linked to the Republic of
	Brazil Treasury Security and IPCA
	Index Units) (d)(k)	2,900,601
	Kaupthing Bank Hf
1,140,000	6.500%, 04/12/2011 (c)(e)	1,131,705
130,000	5.750%, 10/04/2011
	(Acquired 09/28/2006,
	Cost $129,288) (c)	128,441
250,000	7.130%, 05/19/2016
	(Acquired 05/12/2006,
	Cost $248,680) (c)	252,710
1,080,000	Landsbanki Islands Hf
	6.100%, 08/25/2011
	(Acquired 08/22/2006,
	Cost $1,079,719) (c)	1,095,122
	Popular North America, Inc.
600,000	5.200%, 12/12/2007	599,446
700,000	4.700%, 06/30/2009	697,474
	Resona Bank
525,000	5.850%, 09/29/2049 (d)	494,567
450,000	4.130%, 12/31/2049 (d) EUR	589,723

Principal		Market
Amount		Value
	Banks (Continued)
$ 735,000	Resona Preferred Global Securities
	7.190%, 12/29/2049 (c)	$738,666
	Royal Bank of Scotland Group PLC
200,000	7.640%, 03/31/2049	208,984
990,000	9.120%, 03/31/2049	1,060,643
300,000	6.990%, 10/29/2049 (c)	306,162
840,000	Russ Agriculture Bank
	6.300%, 05/15/2017 (c)	792,876
560,000	Santander Issuances SA
	5.810%, 06/20/2016 (c)	567,638
600,000	Shinsei Finance Cayman Ltd.
	6.420%, 07/20/2048 (b)(c)	557,243
550,000	Sovereign Bank
	4.380%, 08/01/2013 (e)	543,145
280,000	Suntrust Capital
	6.100%, 12/01/2066	254,820
	Turanalem Finance BV
530,000	8.250%, 01/22/2037	463,750
850,000	8.250%, 01/22/2037 (Acquired
	01/11/2007 and 01/31/2007,
	Cost $849,207) (b)	720,375
	VTB Capital SA
1,120,000	5.960%, 08/01/2008 (c)(e)	1,110,200
430,000	6.150%, 12/07/2009	424,217
440,000	Wells Fargo Company
	5.950%, 12/01/2086	405,095
575,000	ZFS Finance USA Trust II
	6.450%, 12/15/2065 (c)	556,242
		28,577,642
	Business Services - 0.03%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	47,840
40,000	Electronic Data Systems Corp.
	7.130%, 10/15/2009	40,743
	Lamar Media Corp.
80,000	7.250%, 01/01/2013	80,800
50,000	6.630%, 08/15/2015	48,500
		217,883
	Capital Markets - 0.88%
500,000	Bear Stearns Companies, Inc.
	5.550%, 01/22/2017	472,823
30,000	E*Trade Financial Corp.
	7.380%, 09/15/2013	28,200
	Goldman Sachs Group, Inc.

See notes to financial statements.

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Capital Markets (Continued)
$ 200,000	4.500%, 06/15/2010	$197,247
140,000	5.000%, 01/15/2011	139,110
	Lehman Brothers Holdings, Inc.
1,350,000	4.500%, 07/26/2010	1,314,662
120,000	5.250%, 02/06/2012	117,628
850,000	6.200%, 09/26/2014	854,563
150,000	6.500%, 07/19/2017	152,289
580,000	5.860%, 12/29/2099	553,126
550,000	Merrill Lynch Co.
	6.400%, 08/28/2017	568,523
250,000	Mizuho JGB Investment
	9.870%, 06/30/2049 (d)(e)	256,625
	Morgan Stanley
90,000	3.630%, 04/01/2008	89,411
340,000	5.630%, 01/09/2012	343,013
1,000,000	5.750%, 08/31/2012	1,002,751
230,000	5.810%, 10/18/2016 (e)	220,423
430,000	Wachovia Capital Trust II
	5.800%, 03/15/2042	427,445
		6,737,839
	Chemicals - 0.11%
40,000	Georgia Gulf Corp.
	9.500%, 10/15/2014 (b)	36,800
500,000	Ineos Group Holdings PLC
	7.880%, 02/15/2016 EUR	670,194
	Lyondell Chemical Co.
40,000	8.000%, 09/15/2014	44,200
25,000	8.250%, 09/15/2016	28,313
63,000	Westlake Chemical Corp.
	6.630%, 01/15/2016	60,165
		839,672
	Commercial Services & Supplies - 0.26%
375,000	Allied Waste North America, Inc.
	7.130%, 05/15/2016	385,313
1,275,000	PHH Corp.
	6.000%, 03/01/2008	1,279,299
325,000	Waste Management, Inc.
	6.380%, 11/15/2012	337,631
		2,002,243
	Communications - 0.79%
150,000	AMFM Inc.
	8.000%, 11/01/2008	152,473

Principal		Market
Amount		Value
	Communications (Continued)
$ 295,000	British Telecommunications PLC
	8.380%, 12/15/2010	$325,007
	Deutsche Telekom International
	Finance B.V.
350,000	5.750%, 03/23/2016	346,439
675,000	8.250%, 06/15/2030	828,656
500,000	Inmarsat Finance II PLC
	0.000%, 11/15/2012	481,250
500,000	Intelsat Subsidiary Holding Co.
	8.630%, 01/15/2015	512,500
135,000	Level 3 Financing, Inc.
	9.250%, 11/01/2014	133,650
	Rogers Cable, Inc.
200,000	5.500%, 03/15/2014	193,115
110,000	6.750%, 03/15/2015	113,205
	Sprint Capital Corp.
100,000	7.630%, 01/30/2011	106,110
580,000	8.380%, 03/15/2012	639,197
925,000	6.880%, 11/15/2028	895,147
50,000	8.750%, 03/15/2032	57,493
	Telecom Italia Capital
125,000	4.000%, 01/15/2010	121,768
425,000	4.880%, 10/01/2010	420,485
500,000	4.950%, 09/30/2014	473,268
190,000	5.250%, 10/01/2015	180,661
50,000	Verizon Global Funding Corp.
	7.380%, 09/01/2012	54,494
		6,034,918
	Consumer Finance - 2.02%
410,000	American Express Co.
	6.800%, 09/01/2066 (e)	420,864
	Ford Motor Credit Company
670,000	6.630%, 06/16/2008	665,049
5,345,000	5.800%, 01/12/2009	5,164,088
460,000	7.380%, 10/28/2009	451,268
510,000	General Motors Acceptance
	Corporation
	6.130%, 01/22/2008 (b)	508,994
1,510,000	General Motors Acceptance
	Corportation
	6.630%, 05/15/2012	1,410,352
	General Motors Acceptance
	Corporation
70,000	6.310%, 11/30/2007	69,777

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Consumer Finance (Continued)
$ 140,000	4.380%, 12/10/2007	$139,325
100,000	5.130%, 05/09/2008	99,223
330,000	6.510%, 09/23/2008 (e)	325,164
2,490,000	5.850%, 01/14/2009 (b)	2,437,825
270,000	7.750%, 01/19/2010	267,941
625,000	6.880%, 09/15/2011	595,292
630,000	8.000%, 11/01/2031	619,707
550,000	Nelnet, Inc.
	7.400%, 09/15/2061	539,962
	SLM Corp.
570,000	5.000%, 10/01/2013	498,344
1,140,000	5.380%, 05/15/2014 (b)	996,202
120,000	5.050%, 11/14/2014	101,914
20,000	5.000%, 04/15/2015	16,799
100,000	5.630%, 08/01/2033	77,206
		15,405,296
	Consumer Products - 0.02%
20,000	American Achievement Corp.
	8.250%, 04/01/2012	20,000
	Graham Packaging Co.
110,000	8.500%, 10/15/2012	109,725
50,000	9.880%, 10/15/2014	49,750
		179,475
	Containers & Packaging - 0.05%
380,000	TGI International Ltd.
	9.500%, 10/03/2017 (d)	385,795
	Diversified Consumer Services - 0.02%
130,000	Service Corporation International
	7.500%, 04/01/2027	122,200
	Diversified Financial Services - 0.89%
280,000	AGFC Capital Trust I
	6.000%, 01/15/2067(c)	262,827
	Citigroup Funding, Inc.
2,500,000	0.000%, 11/15/2007(Credit linked
	to an Egyptian Treasury Bill) (k)	2,499,681
1,000,000	6.000%, 05/18/2015 (Acquired
	12/07/2006, cost $653,385) (Credit
	linked to the Republic of Brazil
	Treasury Security and IPCA Index
	Units) (d)(k)	888,916

Principal		Market
Amount		Value
	Diversified Financial Services (Continued)
$ 650,000	General Electric Capital Corporation
	5.950%, 09/15/2014 (e)	$643,761
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049
	(Acquired 05/23/2005,
	Cost $30,433) (c)(e)	28,404
180,000	Rabobank Capital Funding Trust III
	5.250%, 10/31/2049 (c)(e)	165,939
	Residential Capital Corp.
60,000	6.460%, 04/17/2009	51,075
180,000	6.460%, 05/22/2009	153,225
975,000	7.380%, 06/30/2010	809,723
1,460,000	6.000%, 02/22/2011	1,190,745
80,000	7.500%, 06/01/2012	64,860
		6,759,156
	Diversified Telecommunication Services - 0.58%
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009	717,156
30,000	Bellsouth Corp.
	4.750%, 11/15/2012	29,212
95,000	Cincinnati Bell, Inc.
	7.000%, 02/15/2015	92,150
	Citizens Communications Co.
530,000	9.250%, 05/15/2011	577,700
35,000	7.130%, 03/15/2019	34,650
105,000	7.880%, 01/15/2027	102,900
	Qwest Communications
	International, Inc.
566,000	8.860%, 02/15/2009 (e)	574,490
127,000	7.250%, 02/15/2011	129,064
520,000	Royal KPN NV
	8.380%, 10/01/2030	600,287
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	397,310
740,000	Verizon New York, Inc. - Series A
	6.880%, 04/01/2012 (b)	780,271
420,000	Windstream Corp.
	8.630%, 08/01/2016	449,925
		4,485,115
	Electric Services - 0.22%
475,000	CenterPoint Energy Resources Corp.
	7.880%, 04/01/2013	519,550
	Edison Mission Energy
160,000	7.000%, 05/15/2017(c)	158,400

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Electric Services (Continued)
$ 220,000	7.200%, 05/15/2019 (c)	$217,800
80,000	7.630%, 05/15/2027 (c)	77,600
700,000	MidAmerican Energy Holdings
	7.520%, 09/15/2008	713,631
		1,686,981
	Electric Utilities - 0.56%
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	425,090
250,000	6.950%, 07/15/2018	258,437
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	78,915
300,000	5.700%, 09/17/2012	301,376
25,000	Duke Energy Corp.
	5.630%, 11/30/2012	25,370
75,000	Exelon Corp.
	5.630%, 06/15/2035	67,380
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	206,959
1,385,000	7.380%, 11/15/2031	1,520,107
375,000	Nevada Power Co.
	5.880%, 01/15/2015	368,085
	Pacific Gas & Electric Co.
170,000	6.050%, 03/01/2034	167,499
290,000	5.800%, 03/01/2037	275,014
	Progress Energy, Inc.
150,000	5.630%, 01/15/2016	146,794
400,000	7.750%, 03/01/2031	462,185
		4,303,211
	Electrical Equipment - 0.39%
600,000	L-3 Communications Corp.
	6.380%, 10/15/2015	592,500
	NXP BV / NXP Funding LLC
20,000	7.880%, 10/15/2014
	(Acquired 10/05/2006,
	Cost $20,000)	19,325
70,000	9.500%, 10/15/2015
	(Acquired 02/21/2007,
	Cost $73,550)	65,450
325,000	Tyco Electronics Group SA
	6.000%, 10/01/2012 (d)	329,298
	Tyco International Group SA
40,000	6.130%, 11/01/2008	40,449
20,000	6.130%, 01/15/2009	20,328
130,000	6.750%, 02/15/2011	137,135

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Electrical Equipment (Continued)
$ 455,000	6.380%, 10/15/2011	$465,998
1,285,000	6.880%, 01/15/2029	1,293,414
		2,963,897
	Electronic Equipment & Instruments - 0.01%
50,000	Freescale Semiconductor, Inc.
	8.880%, 12/15/2014	48,500
	Energy Equipment & Services - 0.07%
190,000	Complete Production Services
	8.000%, 12/15/2016	188,812
	Geophysique
155,000	7.500%, 05/15/2015	160,425
90,000	7.750%, 05/15/2017	93,150
	Energy Equipment & Services (Continued)
$ 50,000	Pride International, Inc.
	7.380%, 07/15/2014	$51,500
40,000	SemGroup LP
	8.750%, 11/15/2015 (Acquired
	11/04/2005 and 10/03/2006,
	Cost $39,688) (c)	39,300
		533,187
	Food Products - 0.19%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	358,125
425,000	Kraft Foods, Inc.
	6.500%, 08/11/2017	439,801
	Land O’ Lakes, Inc.
125,000	9.000%, 12/15/2010	130,000
500,000	8.750%, 11/15/2011	515,625
		1,443,551
	Health Care Providers & Services - 0.46%
100,000	AmerisourceBergen Corp.
	5.880%, 09/15/2015	98,303
450,000	Community Health Systems, Inc.
	8.880%, 07/15/2015
	(Acquired 06/27/2007,
	Cost $198,588) (b)(c)	464,625
205,000	Davita, Inc.
	6.630%, 03/15/2013	204,487
250,000	FMC Finance III SA
	6.880%, 07/15/2017 (c)	250,000
	HCA, Inc.
234,000	6.250%, 02/15/2013	207,675

See notes to financial statements.

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Health Care Providers & Services (Continued)
$ 460,000	6.750%, 07/15/2013	$415,150
415,000	9.130%, 11/15/2014
	(Acquired 11/09/2006,
	Cost $415,000) (c)	438,863
13,000	6.500%, 02/15/2016 (b)	11,115
340,000	9.250%, 11/15/2016
	(Acquired 11/09/2006,
	Cost $340,350) (c)	362,100
444,000	9.630%, 11/15/2016 (c)	475,080
	Service Corporation International
60,000	6.750%, 04/01/2016	58,425
10,000	7.630%, 10/01/2018	10,425
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (b)	481,025
		3,477,273
	Hotels, Restaurants & Leisure - 0.33%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	64,025
160,000	7.130%, 02/01/2016	155,600
550,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010	528,331
85,000	Host Marriott LP
	6.750%, 06/01/2016	84,575
60,000	Inn of the Mountain Gods
	Resort & Casino
	12.000%, 11/15/2010	63,600
	MGM Mirage, Inc.
10,000	9.500%, 08/01/2008	10,275
180,000	8.500%, 09/15/2010	189,000
20,000	6.630%, 07/15/2015	19,075
150,000	7.630%, 01/15/2017	149,250
500,000	Mohegan Tribal Gaming Authority
	8.000%, 04/01/2012	512,500
20,000	River Rock Entertainment
	9.750%, 11/01/2011	20,750
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016	21,875
190,000	7.750%, 08/15/2016	189,050
500,000	Universal City Development Partners
	11.750%, 04/01/2010	523,750
		2,531,656

Principal		Market
Amount		Value
	Independent Power Producers &
	Energy Traders - 0.07%
$ 500,000	AES Corp.
	9.000%, 05/15/2015 (d)	$527,500
	Insurance - 1.11%
425,000	American International Group, Inc.
	6.250%, 03/15/2087	401,417
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	433,986
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired
	05/18/2005 and 05/20/2005,
	Cost $79,796) (c)	77,385
200,000	Aspen Insurance Holdings, Ltd.
	6.000%, 08/15/2014	191,623
200,000	AXA SA
	6.460%, 12/31/2049 (c)	185,102
375,000	Catlin Insurance Co. Ltd.
	7.250%, 12/31/2049 (d)	354,289
525,000	Chubb Corp.
	6.380%, 03/29/2067	522,824
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	922,418
425,000	Endurance Specialty Holdings
	6.150%, 10/15/2015	407,905
775,000	Lincoln National Corp.
	7.000%, 05/17/2066	799,986
1,160,000	Metlife, Inc.
	6.400%, 12/15/2066	1,106,517
125,000	PartnerRe Finance, Inc.
	6.440%, 12/01/2066	115,895
500,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (Acquired
	06/27/2006 and 03/06/2007,
	Cost $513,720) (c)	521,808
450,000	QBE Insurance Group Ltd.
	5.650%, 07/01/2023 (d)(e)	441,177
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065	284,533
875,000	Swiss Re Capital I LP
	6.850%, 05/29/2049
	(Acquired 01/17/2007,
	Cost $917,711) (c)	883,426

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Insurance (Continued)
$ 810,000	Travelers Companies, Inc.
	6.250%, 03/15/2067	$784,525
		8,434,816
	IT Services - 0.01%
90,000	SunGard Data Systems, Inc.
	9.130%, 08/15/2013	94,050
	Media - 1.37%
140,000	CCH Holdings LLC
	11.000%, 10/01/2015	142,450
	Clear Channel Communications, Inc.
405,000	4.630%, 01/15/2008	402,085
50,000	6.250%, 03/15/2011	45,868
330,000	5.500%, 09/15/2014 (b)	259,457
270,000	4.900%, 05/15/2015	203,661
	Comcast Cable Communications
	Holdings, Inc.
320,000	8.880%, 05/01/2017	378,457
500,000	9.460%, 11/15/2022	637,250
	Comcast Corp.
220,000	6.500%, 01/15/2015	227,646
20,000	5.880%, 02/15/2018	19,710
	COX Communications, Inc.
220,000	3.880%, 10/01/2008	216,614
1,000,000	4.630%, 01/15/2010	988,690
520,000	COX Enterprises, Inc.
	4.380%, 05/01/2008
	(Acquired 03/17/2005,
	Cost $518,627) (c)	516,836
	CSC Holdings, Inc.
500,000	7.250%, 07/15/2008	502,500
45,000	7.630%, 04/01/2011	45,337
100,000	7.630%, 07/15/2018	96,000
500,000	Dex Media East LLC
	9.880%, 11/15/2009	513,750
110,000	DirecTV Holdings LLC
	8.380%, 03/15/2013	114,813
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	40,300
660,000	7.130%, 02/01/2016	681,450
615,000	Idearc, Inc.
	8.000%, 11/15/2016	616,538
	Liberty Media Corp.

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Media (Continued)
$ 460,000	7.880%, 07/15/2009	$475,725
20,000	5.700%, 05/15/2013	18,785
40,000	Panamsat Corp.
	9.000%, 06/15/2016 (c)	41,400
70,000	Sun Media Corp.
	7.630%, 02/15/2013	69,125
	Time Warner Cable, Inc.
450,000	6.880%, 05/01/2012	472,639
1,350,000	5.400%, 07/02/2012
	(Acquired 04/04/2007,
	Cost $1,347,503) (c)	1,334,776
405,000	7.700%, 05/01/2032	445,982
375,000	6.550%, 05/01/2037 (Acquired
	04/12/2007 and 04/13/2007,
	Cost $377,580) (c)	369,053
90,000	Tl Acquisitions, Inc.
	10.500%, 01/15/2015 (c)	89,325
80,000	Umbrella Acquisition, Inc.
	9.750%, 03/15/2015
	(Acquired 06/27/2007,
	Cost $79,075) (b)	78,400
400,000	Viacom, Inc.
	5.750%, 04/30/2011	404,193
		10,448,815
	Metals & Mining - 0.07%
100,000	Codelco, Inc.
	4.750%, 10/15/2014
	(Acquired 10/21/2004,
	Cost $98,482) (c)	95,711
	Freeport-McMoran Copper & Gold
10,000	8.250%, 04/01/2015	10,825
270,000	8.380%, 04/01/2017	295,650
150,000	Steel Dynamics, Inc.
	6.750%, 04/01/2015
	(Acquired 03/28/2007,
	Cost $135,000) (c)	145,500
		547,686
	Multi Utilities - 0.51%
47,000	AES Corp.
	7.750%, 03/01/2014	47,940
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	52,577

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Multi Utilities (Continued)
$1,000,000	Enel Finance International
	5.700%, 01/15/2013 (b)(d)	$1,008,889
850,000	MidAmerican Energy Holdings
	6.130%, 04/01/2036	827,895
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	226,125
30,000	7.380%, 02/01/2016	30,150
20,000	7.380%, 01/15/2017	20,050
	TXU Corp.
500,000	4.800%, 11/15/2009	506,880
110,000	5.550%, 11/15/2014	89,266
270,000	6.500%, 11/15/2024 (b)	217,755
1,095,000	6.550%, 11/15/2034	864,243
		3,891,770
	Multiline Retail - 0.01%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	42,323
	Office Electronics - 0.01%
40,000	Xerox Corp.
	6.750%, 02/01/2017	41,012
	Oil & Gas - 2.46%
	Amerada Hess Corp.
90,000	7.880%, 10/01/2029	103,736
740,000	7.300%, 08/15/2031	813,597
50,000	Amerigas Partners LP
	7.250%, 05/20/2015	49,500
80,000	Anadarko Finance Co.
	7.500%, 05/01/2031	87,375
1,260,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036	1,244,487
700,000	Boardwalk Pipelines LP
	5.880%, 11/15/2016	691,216
	Canadian Natural Resources Ltd.
300,000	5.700%, 05/15/2017	293,387
75,000	5.850%, 02/01/2035	69,854
475,000	6.500%, 02/15/2037	475,386
150,000	6.250%, 03/15/2038	145,182
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	59,175
80,000	6.250%, 01/15/2018	77,600
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	73,036

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
$ 20,000	ConocoPhillips, Inc.
	6.950%, 04/15/2029	$22,060
275,000	Dynegy, Inc.
	7.750%, 06/01/2019 (Acquired
	05/17/2007 and 06/27/2007,
	Cost $273,744) (c)	264,344
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	425,559
309,000	8.380%, 06/15/2032	364,676
	El Paso Corp.
730,000	7.000%, 06/15/2017	744,881
217,000	7.800%, 08/01/2031	221,402
355,000	7.750%, 01/15/2032	362,257
	Energy Transfer Partners LP
350,000	5.650%, 08/01/2012	347,133
750,000	5.950%, 02/01/2015	732,234
	Enterprise Products Operating LP
750,000	4.950%, 06/01/2010	747,412
375,000	8.380%, 08/01/2066	386,005
450,000	7.340%, 01/15/2068	412,943
400,000	Gulf South Pipeline Co. LP
	6.300%, 08/15/2017 (c)	404,208
620,000	Intergas Finance BV
	6.380%, 05/14/2017 (c)	600,284
	Kerr-McGee Corp.
625,000	6.950%, 07/01/2024	649,138
1,215,000	7.880%, 09/15/2031	1,409,027
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	111,496
470,000	6.750%, 03/15/2011	489,629
80,000	6.000%, 02/01/2017	79,233
	Oneok Partners LP
425,000	6.650%, 10/01/2036	420,526
525,000	6.850%, 10/15/2037	530,819
	OPTI Canada, Inc.
160,000	7.880%, 12/15/2014 (c)	160,800
130,000	8.250%, 12/15/2014
	(Acquired 12/08/2006,
	Cost $80,000) (c)	131,625
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	10,150
50,000	5.880%, 04/15/2016	49,250

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
	Pemex Project Funding Master Trust
$ 560,000	7.380%, 12/15/2014 (c)	$618,570
230,000	6.630%, 06/15/2035	238,159
620,000	Petrobras International Finance Co.
	6.130%, 10/06/2016	627,868
	Pogo Producing Co.
10,000	6.630%, 03/15/2015	10,075
115,000	6.880%, 10/01/2017	116,150
	Southern Natural Gas Co.
375,000	7.350%, 02/15/2031	394,574
45,000	8.000%, 03/01/2032	51,095
140,000	Suburban Propane Partners LP
	6.880%, 12/15/2013	137,200
250,000	Tennessee Gas Pipeline Co.
	7.000%, 10/15/2028	255,724
140,000	Tennessee Gas Pipeline Co.
	7.630%, 04/01/2037	152,707
150,000	Western Oil Sands, Inc.
	8.380%, 05/01/2012	166,313
	Williams Companies, Inc.
560,000	7.500%, 01/15/2031	583,800
230,000	7.750%, 06/15/2031	242,938
800,000	XTO Energy, Inc.
	7.500%, 04/15/2012	865,237
		18,721,032
	Pharmaceuticals - 0.07%
520,000	Wyeth
	5.950%, 04/01/2037	503,517
	Real Estate - 0.22%
250,000	Arden Realty LP
	9.150%, 03/01/2010	275,878
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	9,475
29,000	6.500%, 02/01/2017	26,028
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011	211,872
325,000	5.650%, 09/15/2011	309,173
225,000	5.950%, 10/15/2013	211,425
100,000	5.700%, 03/01/2014	91,977
550,000	Realogy Corp.
	12.380%, 04/15/2015
	(Acquired 04/05/2007,
	Cost $490,730) (c)	416,625

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Real Estate (Continued)
	Ventas Realty LP
$ 50,000	6.750%, 06/01/2010	$50,875
40,000	9.000%, 05/01/2012	43,700
70,000	6.750%, 04/01/2017	70,175
		1,717,203
	Road & Rail - 0.08%
	Hertz Corp.
340,000	8.880%, 01/01/2014	351,900
35,000	10.500%, 01/01/2016	37,975
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008	14,367
230,000	Union Pacific Corp.
	5.380%, 05/01/2014	225,719
		629,961
	Special Purpose Entity - 0.61%
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (Acquired
	07/13/2006 and 07/19/2006,
	Cost $1,070,970) (c)	1,104,550
500,000	Graftech Financial, Inc.
	1.250%, 02/15/2012	523,750
250,000	Hellas Telecom V
	7.790%, 10/15/2012 EUR	354,258
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (c)(e)	270,322
655,000	MUFG Capital Finance 1 Ltd.
	6.350%, 07/29/2049	623,648
1,090,000	Sigma Finance, Inc.
	8.500%, 08/11/2016 (c)(e)	1,028,930
	TNK-BP Finance SA
590,000	7.500%, 07/18/2016 (c)	587,784
200,000	6.630%, 03/20/2017
	(Acquired 03/13/2007,
	Cost $198,402) (c)	186,760
		4,680,002
	Textiles, Apparel & Luxury Goods - 0.02%
125,000	INVISTA
	9.250%, 05/01/2012 (c)	131,875
50,000	Oxford Industries, Inc.
	8.880%, 06/01/2011	50,750
		182,625

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Tobacco - 0.13%
$ 550,000	Altria Group, Inc.
	7.000%, 11/04/2013	$598,444
125,000	Philip Morris Companies, Inc.
	7.750%, 01/15/2027	153,990
230,000	Reynolds American, Inc.
	6.750%, 06/15/2017	236,388
		988,822
	Transportation - 0.15%
86,000	Teekay Shipping Corp.
	8.880%, 07/15/2011	90,730
1,016,000	Vale Overseas Ltd.
	6.880%, 11/21/2036	1,051,831
		1,142,561
	Wireless Telecommunication Services - 0.25%
750,000	AT&T Wireless Services, Inc.
	7.880%, 03/01/2011	812,116
	Nextel Communications, Inc.
930,000	6.880%, 10/31/2013	934,538
15,000	5.950%, 03/15/2014	14,340
120,000	7.380%, 08/01/2015	122,057
40,000	Rogers Wireless Communications, Inc.
	6.380%, 03/01/2014	40,460
		1,923,511
	Total Corporate Bonds
	(Cost $146,853,248)	147,495,227
	FOREIGN GOVERNMENT
	NOTES/BONDS - 0.91%
	Brazil Federative Republic
145,000	10.130%, 05/15/2027	207,205
358,000	11.000%, 08/17/2040	479,272
	Republic of Argentina
1,150,000	11.380%, 03/15/2010 (d)(g)	408,595
1,619,305	2.000%, 01/03/2016 (Credit linked
	to Coeficiente de Estabilizacion
	de Referencia) (k)	2,862,121
311,161	5.830%, 12/31/2033	380,316
388,000	Republic of Colombia
	7.380%, 09/18/2037	427,770
	Republic of Panama
235,000	7.130%, 01/29/2026	254,975
175,000	6.700%, 01/26/2036	180,688

Principal		Market
Amount		Value
	FOREIGN GOVERNMENT
	NOTES/BONDS (Continued)
$ 285,565	Russia Federation
	5.000%, 03/31/2030	$322,561
	United Mexican States
14,000	5.630%, 01/15/2017	13,993
1,326,000	6.750%, 09/27/2034 (b)	1,445,340
	Total Foreign Government
	Note/Bonds
	(Cost $6,036,975)	6,982,836
	MORTGAGE BACKED SECURITIES - 59.05%
44,212	Adjustable Rate Mortgage Trust
	Series 2004-5, 5.770%,
	04/25/2035	43,749
	Bank of America Corporation
1,500,000	Series 2006-5, 5.410%, 09/10/2016	1,489,250
770,000	Series 2005-5, 5.120%, 10/10/2045	754,014
1,500,000	Series 2006-4, 5.630%, 07/10/2046	1,512,324
3,500,000	Series 2005-6, 5.350%, 09/10/2047	3,465,203
2,600,000	Bear Stearns Structured Products, Inc.
	Pool #0R11A1, 0.000%, 09/27/2037(c)	2,559,388
	Bear Stearns Trust
115,372	Series 2004-1, 4.550%, 04/25/2034	114,034
628,745	Series 2004-9, 5.220%, 09/25/2034	627,889
1,049,340	Series 2005-2, 4.710%, 04/25/2035	1,040,969
255,247	Series 2005-3, 5.140%, 06/25/2035	252,342
2,544,900	Series 2006-4, 5.930%, 10/25/2036	2,559,870
3,000,000	Series 2005-PWR10, 5.450%,
	12/11/2040	2,984,414
1,500,000	Series 2006-TOP24, 5.540%,
	10/12/2041	1,503,775
3,921,735	Series FLT, 6.300%, 09/25/2047 . .	3,940,731
	Chase Mortgage Financial Trust
1,857,661	Series 2007-A1, 4.610%,
	02/25/2037	1,822,660
2,726,452	Series 2007-A1, 4.820%,
	02/25/2037	2,692,151
2,722,319	Series 2007-A1, 4.140%,
	01/01/2049	2,678,753
2,664,525	Series 2007-A1, 4.360%,
	01/01/2049	2,638,866
877,151	Series 2007-A1, 4.480%,
	01/01/2049	868,976

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
	Citigroup Commercial Mortgage Trust
$ 2,000,000	Series 2006-C4, 5.720%,
	03/15/2049	$2,039,849
4,000,000	Series 2006-C5, 5.430%,
	10/15/2049	3,970,445
2,500,000	Citigroup/Deutsche Bank
	Commerical Mortgage
	Series TR, 5.540%, 01/15/2046	2,486,497
	Countrywide Alternative Loan Trust
3,710,149	Series 2005-63, 5.330%,
	12/25/2035	3,680,991
1,757,649	Series 2006-OA10, 5.520%,
	08/25/2046	1,713,575
	Countrywide Asset-Backed Certificates
854,352	Series 2005-36, 4.970%,
	08/25/2035	855,784
1,518,941	Series 2005-27, 6.120%,
	08/25/2035	1,492,398
743,152	Series 2005-51, 5.860%,
	11/20/2035	717,270
1,202,084	Series 2005-59, 5.870%,
	11/20/2035	1,177,360
2,095,655	Series 2005-62, 5.850%,
	12/25/2035	2,040,204
	Countrywide Home Loans
313,649	Series 2003-52, 4.620%,
	02/19/2034	311,114
70,205	Series 2004-HYB6, 4.720%,
	11/20/2034	69,207
1,076,533	Series 2005-R1, 5.680%,
	03/25/2035 (c)	1,067,985
362,783	Series 2005-HYB4, 5.230%,
	08/20/2035	357,648
396,514	Series 2005-38, 4.240%,
	09/25/2035	394,903
850,000	4.500%, 10/17/2012	846,507
	FFCB
1,400,000	5.130%, 04/19/2017
	(Acquired 04/12/2007,
	Cost $1,387,162) (c)	1,405,180
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	984,413
4,319,036	Pool #1G-0058, 4.600%,
	01/01/2035 (b)	4,265,896

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 2,107,848	Pool #1H-2524, 4.580%,
	08/01/2035	$2,086,381
210,545	Series 3013, 0.000%,
	08/15/2035 (d)	223,136
2,750,540	Pool #1Q-0160, 5.040%,
	09/01/2035	2,735,735
100,000	Pool #000TBA, 5.000%,
	10/01/2035	95,391
334,370	Series 3167, 0.000%,
	06/15/2036 (d)	327,383
4,002,857	Pool #G0-2427, 5.500%,
	12/01/2036	3,920,688
96,963	Series 3268, 0.000%,
	01/15/2037 (d)	104,126
92,159	Series 3271, 0.000%,
	02/15/2037 (d)	104,380
1,467,287	Pool #1N-1582, 5.960%,
	05/01/2037	1,485,777
6,030,000	Pool #A6-6092, 6.000%,
	09/01/2037	6,038,078
3,000,000	Pool #1G-2201, 6.130%,
	09/01/2037	3,030,000
	FHLMC Gold
39,928	Pool #B1-2301, 4.000%,
	02/01/2014	38,979
68,680	Pool #B1-2730, 4.000%,
	03/01/2014	67,030
62,464	Pool #B1-2772, 4.000%,
	03/01/2014	60,946
54,822	Pool #B1-2818, 4.000%,
	03/01/2014	53,522
65,200	Pool #B1-2819, 4.000%,
	03/01/2014	63,634
58,373	Pool #B1-2883, 4.000%,
	03/01/2014	56,981
47,479	Pool #B1-2910, 4.000%,
	03/01/2014	46,349
53,830	Pool #B1-2911, 4.000%,
	03/01/2014	52,553
230,001	Pool #B1-3066, 4.000%,
	03/01/2014	224,468
29,638	Pool #B1-3343, 4.000%,
	04/01/2014	28,909
42,783	Pool #B1-3344, 4.000%,
	04/01/2014	41,754

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 54,314	Pool #B1-3360, 4.000%,
	04/01/2014	$52,993
240,777	Pool #E9-6057, 4.500%,
	05/01/2018	232,449
72,702	Pool #E9-6247, 4.500%,
	05/01/2018	70,273
79,591	Pool #E9-6248, 4.500%,
	05/01/2018	76,932
95,082	Pool #E9-7034, 4.500%,
	06/01/2018	91,793
34,731	Pool #E9-9763, 4.500%,
	09/01/2018	33,530
33,423	Pool #E9-9764, 4.500%,
	09/01/2018	32,267
24,788	Pool #E9-9765, 4.500%,
	09/01/2018	23,930
153,514	Pool #E9-9768, 4.500%,
	09/01/2018	148,204
77,012	Pool #E9-9769, 4.500%,
	09/01/2018	74,349
49,277	Pool #E9-9770, 4.500%,
	09/01/2018	47,573
84,057	Pool #B1-0170, 4.500%,
	10/01/2018	81,149
96,869	Pool #B1-0207, 4.500%,
	10/01/2018	93,519
94,350	Pool #E0-1481, 4.500%,
	10/01/2018	91,116
95,066	Pool #B1-0931, 4.500%,
	11/01/2018	91,778
188,732	Pool #E0-1489, 4.500%,
	11/01/2018	182,240
822,636	Pool #E0-1538, 5.000%,
	12/01/2018	808,853
102,796	Pool #B1-1801, 4.500%,
	01/01/2019	99,241
102,298	Pool #E0-1602, 4.500%,
	03/01/2019	98,733
104,104	Pool #G1-1526, 4.500%,
	03/01/2019	100,503
5,092,850	Pool #G1-2251, 4.000%,
	06/01/2019	4,802,037

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 1,377,625	Pool #G1-1719, 5.000%,
	06/01/2020	$1,353,034
1,416,755	Pool #G1-1733, 5.000%,
	07/01/2020	1,389,333
823,557	Pool #D9-6291, 4.500%,
	09/01/2023	783,473
576,026	Pool #C0-1385, 6.500%,
	08/01/2032	589,831
200,078	Pool #C7-0562, 6.500%,
	09/01/2032	204,873
277,866	Pool #C7-0760, 6.500%,
	09/01/2032	284,525
2,092,334	Pool #78-0447, 4.260%,
	04/01/2033	2,105,626
3,520,332	Pool #G0-8085, 5.000%,
	10/01/2035 (b)	3,364,113
759,433	Pool #A3-9756, 5.000%,
	11/01/2035	725,732
522,496	Pool #1N-1447, 5.820%,
	02/01/2037	527,305
1,187,200	Pool #1N-1463, 6.390%,
	05/01/2037	1,205,724
47,519	First Horizon Mortgage Trust
	Series FLT, 4.750%, 12/25/2034	46,900
3,000,000	First Union National Bank
	Commercial Mortgage
	Series 2000-C2, 7.200%,
	10/15/2032	3,163,734
	FNCL
6,000,000	Pool #000TBA, 5.000%,
	11/01/2033 (h)	5,721,564
10,000,000	Pool #038206, 7.000%,
	11/01/2037	10,321,880
	FNMA
400,000	6.000%, 10/01/2013	405,312
6,800,000	Pool #000TBA, 5.500%,
	10/01/2015 (h)	6,784,061
2,774,667	Pool #668357, 5.000%,
	12/01/2017	2,730,389
157,409	Pool #694900, 4.500%,
	04/01/2018	152,015
153,119	Pool #695826, 5.000%,
	04/01/2018	150,537

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 243,073	Pool #254720, 4.500%,
	05/01/2018	$234,743
94,092	Pool #695854, 4.500%,
	05/01/2018	90,867
189,718	Pool #695863, 4.500%,
	05/01/2018	183,217
90,961	Pool #695893, 4.500%,
	05/01/2018	87,844
385,612	Pool #697602, 4.500%,
	05/01/2018	372,398
89,759	Pool #701379, 4.500%,
	05/01/2018	86,683
77,276	Pool #702326, 4.500%,
	05/01/2018	74,628
195,081	Pool #709817, 4.500%,
	05/01/2018	188,397
78,919	Pool #687485, 4.500%,
	06/01/2018	76,215
192,375	Pool #689085, 4.500%,
	06/01/2018	185,783
1,425,333	Pool #707774, 4.500%,
	06/01/2018	1,376,491
186,128	Pool #720307, 4.500%,
	06/01/2018	179,750
103,422	Pool #720309, 4.500%,
	06/01/2018	99,878
41,895	Pool #720311, 4.500%,
	06/01/2018	40,484
42,574	Pool #720312, 4.500%,
	06/01/2018	41,115
503,039	Pool #720364, 4.500%,
	06/01/2018	485,801
95,809	Pool #720370, 4.500%,
	06/01/2018	92,526
100,947	Pool #720373, 4.500%,
	06/01/2018	97,488
221,728	Pool #720718, 4.500%,
	06/01/2018	214,130
265,711	Pool #721345, 4.500%,
	06/01/2018	256,606
91,006	Pool #721346, 4.500%,
	06/01/2018	87,888
3,821,941	Pool #555549, 5.000%,
	06/01/2018	3,757,482

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 55,274	Pool #254802, 4.500%,
	07/01/2018	$53,380
98,379	Pool #720321, 4.500%,
	07/01/2018	95,008
163,182	Pool #728746, 4.500%,
	07/01/2018	157,590
4,215,656	Pool #734788, 4.000%,
	09/01/2018	3,986,722
2,624,812	Pool #254865, 4.500%,
	09/01/2018	2,534,866
132,319	Pool #739798, 4.500%,
	09/01/2018	127,785
98,440	Pool #747784, 4.500%,
	10/01/2018	95,067
126,572	Pool #747967, 4.500%,
	11/01/2018	122,235
121,944	Pool #752085, 4.500%,
	11/01/2018	117,766
129,156	Pool #755501, 4.500%,
	11/01/2018	124,730
511,729	Pool #745388, 5.000%,
	11/01/2018	503,099
119,710	Pool #753656, 4.500%,
	12/01/2018	115,607
88,028	Pool #757588, 4.500%,
	12/01/2018	85,011
76,082	Pool #757593, 4.500%,
	12/01/2018	73,475
91,945	Pool #757596, 4.500%,
	12/01/2018	88,794
96,476	Pool #762751,
	4.500%, 12/01/2018	93,170
98,938	Pool #725050, 4.500%,
	01/01/2019	95,547
137,458	Pool #725277, 4.500%,
	03/01/2019	132,748
849,989	Pool #745387, 5.000%,
	04/01/2019	835,654
127,033	Pool #735985, 5.000%,
	06/01/2019	124,891
64,100	Pool #725608, 4.500%,
	07/01/2019	61,799

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 57,631	Pool #725792, 4.500%,
	08/01/2019	$55,562
1,145,500	Pool #745268, 4.500%,
	09/01/2019	1,106,246
1,555,933	Pool #735439, 6.000%,
	09/01/2019	1,580,419
327,671	Pool #735494, 4.500%,
	03/01/2020	316,442
851,137	Pool #745395, 4.500%,
	04/01/2020	821,971
1,956,107	Pool #745238, 6.000%,
	12/01/2020	1,986,891
6,400,000	6.000%, 10/13/2027	6,408,998
97,628	Pool #251925, 6.500%,
	07/01/2028	100,309
42,990	Pool #435151, 6.500%,
	07/01/2028	44,171
388,558	Pool #433575, 6.500%,
	09/01/2028	399,231
348,457	Pool #251985, 6.500%,
	10/01/2028	358,029
580,408	Pool #446107, 6.500%,
	11/01/2028	596,351
595,829	Pool #452955, 6.500%,
	11/01/2028	612,196
370,988	Pool #457553, 6.500%,
	01/01/2029	381,179
223,476	Pool #252255, 6.500%,
	02/01/2029	229,615
142,170	Pool #252342, 6.500%,
	04/01/2029	145,935
515,562	Pool #323632, 6.500%,
	04/01/2029	530,538
625,130	Pool #494339, 6.500%,
	04/01/2029	641,683
125,367	Pool #252497, 6.500%,
	06/01/2029	128,686
68,829	Pool #498092, 6.500%,
	06/01/2029	70,652
486,305	Pool #500441, 6.500%,
	06/01/2029	499,182
753,296	Pool #501198, 6.500%,
	06/01/2029	773,243

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 274,347	Pool #503223, 6.500%,
	07/01/2029	$281,612
85,920	Pool #504708, 6.500%,
	07/01/2029	88,195
79,915	Pool #535476, 6.500%,
	07/01/2029	82,111
1,058,338	Pool #544859, 6.050%,
	08/01/2029	1,070,324
67,510	Pool #535506, 6.500%,
	08/01/2030	69,297
1,308,605	Pool #786848, 7.000%,
	10/01/2031	1,363,712
906,675	Pool #607398, 6.500%,
	11/01/2031	929,508
1,380,341	Pool #879906, 3.850%,
	10/01/2033	1,380,030
651,720	Series 2004-71, 4.000%,
	04/25/2034 (d)(j)	25,622
1,371,363	Pool #782284, 6.000%,
	09/01/2034	1,378,504
1,193,901	Pool #791563, 6.000%,
	09/01/2034	1,198,459
54,047	Pool #794371, 6.000%,
	09/01/2034	54,253
1,264,321	Pool #802783, 4.220%,
	10/01/2034	1,275,700
14,200,000	Pool #000TBA, 5.000%,
	10/01/2034	13,545,465
299,618	Pool #798711, 6.000%,
	10/01/2034	300,761
1,056,938	Pool #802493, 6.000%,
	11/01/2034	1,060,973
8,940,218	Pool #735224, 5.500%,
	02/01/2035 (b)	8,783,238
3,043,724	Pool #808057, 6.000%,
	02/01/2035	3,051,348
1,489,841	Pool #773306, 6.000%,
	05/01/2035	1,493,573
94,253	Series 2007-27, 0.000%,
	05/25/2035 (d)	93,284
5,323,666	Pool #827741, 5.500%,
	06/01/2035 (b)	5,221,612
1,803,770	Pool #829334, 4.600%,
	09/01/2035	1,805,910

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 5,562,437	Pool #820345, 5.000%,
	09/01/2035 (b)	$5,315,440
12,723,548	Pool #832738, 5.500%,
	09/01/2035 (b)	12,479,639
504,747	Pool #836273, 5.500%,
	10/01/2035	495,071
151,274	Pool #745000, 6.000%,
	10/01/2035	151,653
1,176,646	Pool #836852, 7.010%,
	10/01/2035	1,217,372
1,787,084	Pool #836464, 7.030%,
	10/01/2035	1,838,117
3,522,229	Pool #844158, 5.000%,
	11/01/2035	3,365,826
772,405	Pool #843823, 7.000%,
	11/01/2035	799,121
136,608	Pool #843997, 7.000%,
	11/01/2035	141,337
132,753	Pool #844052, 7.020%,
	11/01/2035	136,544
137,177	Pool #844148, 7.020%,
	11/01/2035	141,925
137,863	Pool #844237, 7.020%,
	11/01/2035	142,635
133,539	Pool #844789, 7.030%,
	11/01/2035	137,355
3,489,318	Pool #745275, 5.000%,
	02/01/2036	3,334,377
650,511	Pool #888022, 5.000%,
	02/01/2036	621,626
3,422,327	Pool #256219, 5.500%,
	04/01/2036	3,319,008
3,939,890	Pool #872236, 7.390%,
	05/01/2036	4,027,292
3,123,180	Pool #868993, 7.510%,
	05/01/2036	3,195,986
3,944,959	Pool #885961, 7.460%,
	07/01/2036	4,036,765
4,080,529	Pool #886376, 7.520%,
	08/01/2036	4,177,701
4,101,443	Pool #886891, 7.380%,
	09/01/2036	4,188,201
90,470	Series 2006-81, 0.000%,

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
	09/25/2036 (d)	$97,059
$1,472,883	Pool #893681, 6.000%,
	10/01/2036	1,475,566
3,119,616	Pool #893923, 6.000%,
	10/01/2036	3,125,298
3,858,043	Pool #894005, 6.000%,
	10/01/2036	3,865,071
417,089	Pool #905857, 5.680%,
	12/01/2036	419,891
7,448,656	Pool #888366, 7.000%,
	04/01/2037	7,690,450
9,916,607	Pool #941428, 6.000%,
	07/01/2037	9,932,991
2,399,947	Pool #950385, 5.880%,
	08/01/2037	2,439,254
11,600,000	Pool #000TBA, 6.500%,
	10/15/2037 (h)	11,812,060
4,000,000	Pool #000TBA, 7.500%,
	10/15/2037 (h)	4,143,752
11,000,000	Pool #000TBA, 6.000%,
	11/14/2037 (h)	11,005,159
991,255	Pool #888504, 5.470%,
	01/01/2049	1,006,544
3,000,000	GE Capital Commercial Mortgage
	Corporation
	Series 2005-C4, 5.510%,
	11/10/2045	2,994,034
2,500,000	General Motors Acceptance
	Corporation
	Series 2002-C1, 6.280%,
	11/15/2039	2,606,873
3,272,234	GMAC Mortgage Corporation
	Loan Trust
	Pool #2004VF, 5.880%,
	02/25/2031 (c)	3,234,734
	GNMA
3,000,000	Pool #000TBA, 6.500%,
	10/01/2028	3,066,093
133,371	5.000%, 08/15/2033	129,274
1,486,208	5.000%, 09/15/2033 (b)	1,440,544
246,553	5.000%, 03/15/2034	238,865
10,750,000	Pool #000TBA, 6.000%,
	10/01/2034	10,818,864

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 407,648	4.750%, 10/20/2034	$407,764
168,907	5.000%, 11/15/2034	163,641
502,591	4.500%, 11/20/2034	502,561
1,288,982	4.750%, 11/20/2034 (b)	1,289,339
3,985,997	6.000%, 05/15/2035 (b)	4,013,833
800,000	GS Mortgage Securities
	Corporation II
	Series 2005-GG4, 4.680%,
	07/10/2039	779,169
	Harborview Mortgage Loan Trust
1,517,581	Series 2005-10, 5.850%,
	11/19/2035	1,491,044
1,516,311	Series FLT, 5.760%, 12/19/2035	1,480,563
309,263	Series 2005-16, 5.780%,
	01/19/2036	304,523
1,665,206	Series 2005-16, 5.790%,
	01/19/2036	1,630,136
1,753,704	IMPAC Secured Assets Corp.
	Series 2005-2, 5.640%,
	03/25/2036	1,722,280
	Indymac Mortgage Loan Trust
469,296	Series 2005-AR15, 5.100%,
	09/25/2035	462,248
700,443	Series 2005-AR15, 5.500%,
	09/25/2035	693,845
1,860,000	6.290%, 11/01/2037	1,877,437
5,000,000	JP Morgan Chase Bank
	Series 2007-LDP10, 5.420%,
	01/15/2049	4,936,229
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12, 4.900%,
	09/12/2037	1,812,651
1,500,000	Series 2005-LDP2, 4.740%,
	07/15/2042	1,431,793
2,500,000	Series 2006-CIBC15, 5.810%,
	06/12/2043	2,552,868
2,000,000	Series 2006-CIBC17, 5.430%,
	12/12/2043	1,984,871
3,500,000	Series 2006-LDP8, 5.400%,
	05/15/2045	3,468,012
	JP Morgan Mortgage Trust
926,889	Series 2007-A1, 4.070%,
	07/25/2035	911,001

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 936,222	Series 2007-A1, 4.200%,
	07/25/2035	$921,623
896,642	Series 2007-A1, 4.770%,
	07/25/2035	887,977
	Lehman Brothers Trust
1,129,985	Series 2005-5N, 5.620%,
	11/25/2035	1,108,163
1,319,579	Series 2005-5N, 5.850%,
	11/25/2035	1,289,040
	Lehman Brothers-UBS Commercial
	Mortgage Trust
600,000	Series 2005-C3, 4.660%,
	07/15/2030	583,669
520,000	Series 2005-C3, 4.740%,
	07/15/2030 (b)	497,067
2,000,000	Series 2006-C1, 5.160%,
	02/15/2031	1,959,117
5,000,000	Lehman Brothers-UBS Commerical
	Mortgage Trust
	Series 2007-C1, 5.420%,
	02/15/2040	4,942,746
2,994,183	Lehman XS Trust
	Series 2007-16N, 6.350%,
	09/25/2047	2,960,031
723,108	Luminent Mortgage Trust
	Series 2006-5, 5.700%,
	07/25/2036	705,447
1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.840%,
	05/12/2039	1,047,498
	MLCC Mortgage Investors, Inc.
981,602	Series 2004-A3, 5.030%,
	05/25/2034	943,112
2,710,000	Series 2007-7, 5.810%,
	06/12/2050	2,742,339
	Morgan Stanley
770,000	Series 2005-HQ6, 4.990%,
	08/13/2042	747,266
910,000	Series 2007-IQ14, 5.500%,
	04/15/2049	913,401
2,300,000	Series 2007-TOP25, 5.510%,
	11/12/2049	2,290,473

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
	Residential Accredit Loans, Inc.
$4,000,000	6.550%, 11/25/2037 (h)	$4,013,620
1,473,909	Series 2005-QO4, 5.790%,
	12/25/2045	1,441,474
1,812,862	Series 2005-QO5, 3.530%,
	01/25/2046	1,780,004
1,598,627	Residential Funding Mortgage
	Series FLT, 5.190%, 09/25/2035	1,568,570
	Structured Adjustable Rate
	Mortgage Loan
122,380	Series FLT, 4.380%, 05/25/2034	119,858
36,438	Series 5.25000, 5.250%,
	09/25/2034	36,335
221,693	Series FLT, 5.450%, 11/25/2034	221,654
	Thornburg Mortgage Trust
4,214,144	Series 2006-1, 5.490%,
	01/25/2036	4,194,271
2,592,175	Series 2006-3, 5.240%,
	06/25/2036	2,577,193
2,666,241	Series 2006-3, 5.430%,
	06/25/2036	2,650,304
	Washington Mutual
172,994	Series 2004-AR3, 4.240%,
	06/25/2034	170,396
1,311,098	Series 2007-HY4, 5.500%,
	09/25/2036	1,309,466
2,254,129	Series 2007-HY2, 5.630%,
	12/25/2036	2,261,358
1,419,118	Series 2005-AR13, 5.800%,
	10/25/2045	1,388,192
1,459,051	Series 2005-AR15, 5.600%,
	11/25/2045	1,426,403
1,760,923	Series 2005-AR15, 5.770%,
	11/25/2045	1,733,536
1,492,745	Series 2005-AR17, 5.590%,
	12/25/2045	1,460,858
1,187,513	Series 2005-AR19, 5.780%,
	12/25/2045	1,170,916
846,255	Series 2006-AR11, 5.940%,
	09/25/2046	826,818
885,253	Series 2007-OA2, 5.720%,
	03/25/2047	858,972
	Wells Fargo Company
4,637,241	Series 2005-AR6, 5.060%,
	04/25/2035	4,483,837

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$ 1,670,168	Series 2005-AR16, 4.980%,
	10/25/2035	1,663,448
4,123,143	Series 2006-AR2, 5.090%,
	03/25/2036	4,076,352
1,501,605	Series 2006-AR10, 5.600%,
	07/25/2036	1,498,628
	Total Mortgage Backed Securities
	(Cost $451,703,548)	450,012,262
	MUNICIPAL BONDS - 0.34%
2,566,298	Virginia Housing Development
	Authority
	6.000%, 06/25/2034	2,566,221
	Total Municipal Bonds
	(Cost $2,523,794)	2,566,221
	SUPRANATIONAL OBLIGATIONS - 0.56%
2,500,000	African Development Bank
	0.500%, 02/27/2014	1,901,695
380,000	European Investment Bank
	4.630%, 03/21/2012	378,978
	GazInvest
1,250,000	6.210%, 11/22/2016 (c)	1,242,125
440,000	6.510%, 03/07/2022
	(Acquired 03/01/2007,
	Cost $440,000) (b)(c)	436,656
250,000	General Motors Corporation
	8.380%, 07/05/2033 EUR	311,628
	Total Supranational Obligations
	(Cost $4,201,942)	4,271,082
	U.S. GOVERNMENT AGENCY ISSUES - 11.19%
420,000	FAMC
	4.250%, 07/29/2008	418,546
	FFCB
6,000,000	4.800%, 04/25/2011 (b)	6,066,198
4,900,000	5.500%, 07/15/2011
	(Acquired 07/13/2006,
	Cost $4,881,527) (c)	5,053,125
4,000,000	4.550%, 08/10/2012 (b)	3,994,440
9,000,000	4.950%, 04/07/2014 (b)	9,093,906
3,000,000	4.500%, 01/22/2015 (b)	2,940,603
7,400,000	5.090%, 01/30/2015 (b)	7,519,096

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES
	(Continued)
$ 1,500,000	4.800%, 10/19/2015 (b)	$1,491,162
3,000,000	5.200%, 11/28/2016 (b)	3,052,260
9,300,000	5.300%, 02/06/2017 (b)	9,529,524
	FHLB
760,000	5.130%, 06/13/2008 (b)	761,939
690,000	5.400%, 01/02/2009	690,005
2,510,000	5.500%, 05/21/2009 (b)	2,511,458
3,000,000	5.310%, 12/28/2012 (b)	3,095,142
5,000,000	5.000%, 03/08/2013 (b)	5,083,775
7,500,000	5.380%, 06/14/2013 (b)	7,755,975
3,170,000	5.500%, 07/15/2036 (b)	3,279,520
880,000	FHLMC
	5.630%, 11/23/2035 (b)	866,928
502,241	FHLMC Gold
	Pool #B1-0178, 5.000%,
	10/01/2018	493,782
	FNMA
220,000	7.250%, 01/15/2010 (b)	233,545
8,600,000	3.320%, 07/14/2010 (b)	8,356,181
97,062	Series 2007-56, 0.000%,
	06/25/2037 (d)	117,436
	Tennessee Valley Authority
830,000	5.980%, 04/01/2036	913,412
2,000,000	5.380%, 04/01/2056	1,993,822
	Total U.S. Government Agency Issues
	(Cost $83,976,829)	85,311,780
	U.S. TREASURY OBLIGATIONS - 6.01%
	U.S. Treasury Bond - 0.64%
206,584	2.380%, 01/15/2017 (b)	208,133
80,000	8.880%, 08/15/2017	106,625
906,166	2.380%, 01/15/2025 (b)	914,449
398,814	2.000%, 01/15/2026 (b)	380,992
1,776,622	2.380%, 01/15/2027 (b)	1,798,832
1,300,000	4.500%, 02/15/2036 (b)	1,232,868
220,000	4.750%, 02/15/2037 (b)	217,027
		4,858,926
	U.S. Treasury Note - 5.10%
290,000	3.000%, 02/15/2008 (b)	288,913
700,000	3.380%, 02/15/2008 (b)	698,251

Principal		Market
Amount		Value
	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Bond (Continued)
$ 4,470,000	3.750%, 05/15/2008 (b)	$4,459,875
12,580,000	3.630%, 07/15/2009 (b)	12,512,194
420,000	4.630%, 07/31/2009 (b)	424,955
274,888	0.880%, 04/15/2010 (b)	265,846
304,343	2.380%, 04/15/2011 (b)	306,412
9,010,000	4.880%, 05/31/2011 (b)	9,249,333
90,000	4.630%, 10/31/2011 (b)	91,631
170,000	4.500%, 03/31/2012 (b)	172,112
40,000	4.880%, 06/30/2012 (b)	41,131
1,850,000	4.625%, 07/31/2012 (b)	1,882,810
1,916,495	2.000%, 01/15/2014 (b)	1,889,545
22,102	2.000%, 07/15/2014	21,810
32,727	1.630%, 01/15/2015	31,321
128,510	1.880%, 07/15/2015 (b)	125,147
	U.S. Treasury Note (Continued)
493,270	2.000%, 01/15/2016 (b)	482,325
711,707	2.500%, 07/15/2016 (b)	725,164
4,590,000	4.750%, 08/15/2017 (b)	4,653,117
570,000	5.000%, 05/15/2037 (b)	584,874
		38,906,766
	U.S. Treasury Strip - 0.27%
3,640,000	0.000%, 11/15/2024 (b)	1,554,863
1,300,000	0.000%, 08/15/2026	510,949
		2,065,812
	Total U.S. Treasury Obligations
	(Cost $45,376,269)	45,831,504
	SHORT TERM INVESTMENTS - 7.43%
	Commercial Paper - 0.11%
820,000	GazInvest
	7.250%, 10/30/2008	830,086
		830,086
	Repurchase Agreements - 6.75%
19,000,000	Lehman Brothers Repurchase
	Agreement 4.750% (e)	19,000,000
32,400,000	UBS Warburg Repurchase
	Agreement 5.100%	32,400,000
		51,400,000
	Money Market Funds - 0.43%
3,291,635	Federated Prime Obligations Fund	3,291,635

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Principal		Market
Amount		Value
	U.S. Government Agency Issue - 0.14%
	FNMA
1,100,000	0.000%, 03/17/2008 (f)	$1,077,516
	Total Short Term Investments
	(Cost $57,318,427)	57,316,393
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 24.23%
	COMMERCIAL PAPER - 1.48%
5,649,583	Kommunalkredit Austria SG,
	5.13%, 10/22/07 (c)	5,628,734
5,649,583	Societe Generale,
	5.85%, 10/01/07 (c)	5,644,261
	Total Commercial Paper
	(Cost $11,272,995)	11,272,995
	CORPORATE BONDS AND NOTES - 2.73%
$9,039,333	American Express,
	5.35% 10/17/07	$9,039,333
6,779,500	Bank of Scotland,
	5.10%, 10/31/07	6,779,500
2,259,833	Bayerische Landesbank,
	5.20%, 12/24/15	2,259,833
2,711,800	Metlife Global, 5.24%, 04/28/08	2,711,800
	Total Corporate Bonds and Notes
	(Cost $20,790,466)	20,790,466
	CORPORATE PAYDOWN
	SECURITIES - 3.48%
2,259,833	Duke Funding,
	5.42%, 04/08/07 (c)	2,259,833
6,873,591	KKR Atlantic Funding,
	0.00%, 10/15/07 (c) (l)	6,757,478
8,358,064	KKR Pacific Funding,
	0.00%, 10/26/07 (c)(l)	8,233,911
4,763,530	Rams Funding,
	5.86%, 02/11/08 (c)	4,759,561
4,519,667	Rams Funding,
	5.75%, 02/11/08 (c)	4,500,115
	Total Corporate Paydown Securities
	(Cost $26,675,157)	26,510,898
	MUTUAL FUNDS - 2.01%
6,227,525	AIM STIT-Liquid Assets Portfolio.	6,227,525
78,901	Federated Prime Obligations Fund.	78,901
9,039,334	Reserve Primary Fund	9,039,334
	Total Mutual Funds
	(Cost $15,345,760)	15,345,760

Number of		Market
Shares		Value
Principal
Amount
	REPURCHASE AGREEMENTS - 14.53%
$45,196,667	Citigroup Global Repurchase
	Agreement, 5.32%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $49,344,801,
	0.00%, 02/25/36 to 10/01/07)	$45,196,667
65,535,167	Morgan Stanley Repurchase
	Agreement, 5.27%, 10/01/07
	(Collateralized by U.S. Government
	Agency Issues, value $66,845,871,
	4.00% to 8.00%, 10/25/17 to
	08/25/37)	65,535,167
	Total Repurchase Agreements
	(Cost $110,731,834)	$110,731,834
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $184,816,212)	184,651,953
	Total Investments
	(Cost $1,041,903,929) - 136.83%	1,042,967,757
	Liabilities in Excess of
	Other Assets - (36.83)%	(280,711,086)
	TOTAL NET
	ASSETS - 100.00%	$762,256,671

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities
Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $88,494,995, which represents 11.61% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the Securities
Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $11,990,765, which represents 1.57% of total net assets.
(e)	Variable Rate Security. The rate shown is the rate in effect on
September 30, 2007.
(f)	Assigned as collateral for certain futures and options contracts.
(g)	Non-income producing. Item identified as in default as to payment of interest.
(h)	Security purchased on a when-issued basis. On September 30,
2007 the total value of the investments purchased on a when-
issued basis was $47,183,472 or 6.19% of total net assets.
(i)	Represents a U.S. Treasury Inflation Protected Security.
(j)	Represents an interest only security that entitles holders to receive

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of	Market
Shares	Value

only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse
(positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2007. The security is illiquid and represents less than 0.1% of net assets.
(k)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(l)	As of September 30, 2007 the Advisor has fair valued these
securities.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
September 30, 2007

		Market
Contracts		Value
	PUT OPTIONS
105	Eurodollar 90 Day Future
	Expiration: March, 2008,
	Exercise Price: $95.50	$ 66,281
133	U.S. Treasury 10 Year Note Future
	Expiration: November, 2007,
	Exercise Price: $108.00	58,188
	Total Options Written
	(Premiums received $121,373)	$124,469

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)
September 30, 2007

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to	Appreciation
expiration date	be received	received	be delivered	be delivered	(Depreciation)
11/01/07	U.S. Dollars	6,879,359	Brazil Real	13,156,281	$(278,686)
10/19/07	U.S. Dollars	2,490,755	European Monetary Unit	1,795,087	(70,128)
11/07/07	European Monetary Unit	60,346	U.S. Dollars	83,637	2,486
					$(346,328)

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2007
	Number of
	Contracts			Unrealized
	Purchased	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Euro Bond Futures	82	$13,160,176	Dec-07	$(32,393)
Eurodollar 90 Day Futures	46	10,980,200	Mar-08	39,908
Eurodollar 90 Day Futures	13	3,107,488	Mar-09	15,061
Eurodollar 90 Day Futures	74	17,690,625	Jun-08	129,024
Eurodollar 90 Day Futures	13	3,103,750	Jun-09	13,436
Eurodollar 90 Day Futures	13	3,109,925	Sep-08	15,139
Eurodollar 90 Day Futures	139	33,066,363	Dec-07	48,857
Eurodollar 90 Day Futures	13	3,109,763	Dec-08	15,951
Gilt Bond Futures	81	17,722,686	Dec-07	(167,985)
U.S. Treasury 2 Year Note Futures	238	49,277,157	Dec-07	195,376
U.S. Treasury 5 Year Note Futures	(127)	(13,592,969)	Dec-07	(99,300)
U.S. Treasury 10 Year Note Futures	(198)	(21,637,688)	Dec-07	1,479
U.S. Treasury Long Bond Futures	190	21,155,312	Dec-07	6,214
				$180,767

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 95.04%
	Aerospace & Defense - 3.99%
78	Alliant Techsystems, Inc. (a)	$8,525
1,822	Boeing Co.	191,292
1,146	General Dynamics Corp.	96,803
382	Goodrich Corp.	26,064
2,444	Honeywell International, Inc.	145,345
757	KBR, Inc. (a)	29,349
189	L-3 Communications Holdings, Inc.	19,304
1,213	Lockheed Martin Corp.	131,598
58	Precision Castparts Corp.	8,583
265	Rockwell Collins, Inc.	19,355
51	Sequa Corp. (a)	8,455
2,596	United Technologies Corp.	208,926
		893,599
	Air Freight & Logistics - 1.84%
312	C.H. Robinson Worldwide, Inc.	16,938
275	Expeditors International
	Washington, Inc.	13,008
1,094	FedEx Corp.	114,597
3,492	United Parcel Service, Inc.	262,249
284	UTI Worldwide, Inc.	6,526
		413,318
	Auto Components - 0.40%
188	BorgWarner, Inc.	17,208
308	Gentex Corp.	6,603
461	Johnson Controls, Inc.	54,449
404	Tenneco Automotive, Inc. (a)	12,528
		90,788
	Automobiles - 0.09%
418	Harley-Davidson, Inc.	19,316
	Beverages - 3.05%
1,633	Anheuser-Busch Companies, Inc.	81,634
116	Brown-Forman Corp. - Class B	8,689
5,612	The Coca-Cola Company	322,522
447	Constellation Brands, Inc. -
	Class A (a)	10,822
3,538	PepsiCo, Inc.	259,194
		682,861

Number of		Market
Shares		Value
	Biotechnology - 0.65%
993	Amgen, Inc. (a)	$56,174
292	Biogen Idec, Inc. (a)	19,368
115	Charles River Laboratories
	International, Inc. (a)	6,457
437	Genentech, Inc. (a)	34,095
473	Gilead Sciences, Inc. (a)	19,332
131	Invitrogen Corp. (a)	10,707
		146,133
	Building Products - 0.14%
914	American Standard Companies, Inc.	32,557
	Capital Markets - 2.27%
201	AG Edwards, Inc.	16,834
789	Ameriprise Financial, Inc.	49,794
63	BlackRock, Inc.	10,925
1,676	The Charles Schwab Corp.	36,202
2,037	E*Trade Financial Corp. (a) .	26,603
160	Eaton Vance Corp.	6,394
217	Federated Investors, Inc.	8,615
375	Franklin Resources, Inc.	47,812
408	Goldman Sachs Group, Inc.	88,430
383	Janus Capital Group, Inc.	10,831
155	Lazard Ltd.	6,572
259	Legg Mason, Inc.	21,831
552	Northern Trust Corp.	36,581
105	Nuveen Investments, Inc.	6,504
325	Raymond James Financial, Inc.	10,676
853	State Street Corp.	58,140
272	T. Rowe Price Group, Inc.	15,148
2,498	TD Ameritrade Holding Corp. (a)	45,513
238	Waddell & Reed Financial, Inc.	6,433
		509,838
	Chemicals - 2.63%
353	Air Products & Chemicals, Inc.	34,509
191	Albemarle Corp.	8,442
390	Celanese Corp.	15,202
157	Cytec Industries, Inc.	10,737
3,973	E.I. du Pont de Nemours & Co.	196,902
499	Ecolab, Inc.	23,553
207	FMC Corp.	10,768
408	Hercules, Inc. (a)	8,576

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
244	International Flavors &
	Fragrances, Inc.	$12,898
259	Lubrizol Corp.	16,850
536	Monsanto Co.	45,957
446	Mosaic Co. (a)	23,870
292	Nalco Holding Company	8,658
794	PPG Industries, Inc.	59,987
389	Praxair, Inc.	32,583
923	Rohm & Haas Co.	51,383
132	Sigma-Aldrich Corp.	6,434
207	Terra Industries, Inc. (a)	6,471
344	Valhi, Inc.	8,170
239	Valspar Corp.	6,503
		588,453
	Commercial Banks - 1.58%
204	Bank of Hawaii Corp.	10,782
166	BOK Financial Corp.	8,534
186	Chittenden Corp.	6,540
185	City National Corp.	12,859
453	Commerce Bancorp, Inc.	17,567
216	Cullen/Frost Bankers, Inc.	10,826
187	First Midwest Bancorp, Inc.	6,388
411	M&T Bank Corp.	42,518
1,305	Synovus Financial Corp.	36,605
6,005	U.S. Bancorp	195,343
130	Westamerica Bancorporation	6,475
		354,437
	Commercial Services & Supplies - 1.41%
289	ACCO Brands Corp. (a)	6,485
213	Apollo Group, Inc. (a)	12,812
377	Avery Dennison Corp.	21,497
155	The Brink’s Co.	8,661
389	Career Education Corp. (a)	10,888
288	Cintas Corp.	10,685
65	Dun & Bradstreet Corp.	6,410
168	Equifax, Inc.	6,404
1,414	H&R Block, Inc.	29,948
234	Herman Miller, Inc.	6,351
178	HNI Corp.	6,408
539	Manpower, Inc.	34,685
258	Monster Worldwide, Inc. (a)	8,787
949	Pitney Bowes, Inc.	43,104

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
594	Republic Services, Inc.	$19,430
361	Robert Half International, Inc.	10,779
221	United Stationers, Inc. (a)	12,270
1,596	Waste Management, Inc.	60,233
		315,837
	Communications Equipment - 1.90%
463	Andrew Corp. (a)	6,413
1,273	Avaya, Inc. (a)	21,590
135	Belden CDT, Inc.	6,333
3,769	Cisco Systems, Inc. (a)	124,792
1,214	Corning, Inc. (a)	29,925
112	Harris Corp.	6,472
713	Juniper Networks, Inc. (a)	26,103
8,665	Motorola, Inc.	160,562
818	QUALCOMM, Inc.	34,569
904	Tellabs, Inc. (a)	8,606
		425,365
	Computers & Peripherals - 5.52%
447	Apple, Inc. (a)	68,632
5,991	Dell, Inc. (a)	165,352
285	Diebold, Inc.	12,945
2,312	EMC Corp. (a)	48,089
6,958	Hewlett-Packard Co.	346,439
3,797	International Business
	Machines Corp.	447,287
591	Lexmark International, Inc. (a)	24,544
440	NCR Corp. (a)	21,912
547	Network Appliance, Inc. (a)	14,720
118	SanDisk Corp. (a)	6,502
1,593	Seagate Technology	40,749
5,021	Sun Microsystems, Inc. (a)	28,168
514	Western Digital Corp. (a)	13,014
		1,238,353
	Construction & Engineering - 0.53%
240	AECOM Technology Corp. (a)	8,383
209	Fluor Corp.	30,092
67	Foster Wheeler Ltd. (a)	8,796
122	Granite Construction, Inc.	6,468
253	Jacobs Engineering Group, Inc. (a)	19,122
241	Quanta Services, Inc. (a)	6,374
223	The Shaw Group Inc. (a)	12,956
266	URS Corp. (a)	15,016

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
123	Washington Group
	International, Inc. (a)	$10,801
		118,008
	Construction Materials - 0.12%
64	Martin Marietta Materials, Inc.	8,547
194	Vulcan Materials Co.	17,295
		25,842
	Consumer Finance - 0.53%
1,776	American Express Co.	105,441
264	SLM Corp.	13,113
		118,554
	Containers & Packaging - 0.58%
196	Ball Corp.	10,535
204	Cenveo, Inc. (a)	4,412
1,042	Crown Holdings, Inc. (a)	23,716
143	Greif, Inc.	8,677
536	Owens-Illinois, Inc. (a)	22,217
604	Pactiv Corp. (a)	17,311
668	Sealed Air Corp.	17,074
495	Temple-Inland, Inc.	26,052
		129,994
	Distributors - 0.19%
856	Genuine Parts Co.	42,800
	Diversified Financial Services - 0.14%
11	CME Group, Inc.	6,461
300	Moody’s Corp.	15,120
135	NYSE Euronext	10,688
		32,269
	Diversified Telecommunication Services - 0.47%
1,518	Alltel Corp.	105,774
	Electric Utilities - 1.97%
248	Allegheny Energy, Inc. (a)	12,961
654	DPL, Inc.	17,174
2,104	Exelon Corp.	158,557
1,828	FirstEnergy Corp.	115,786
1,014	PPL Corp.	46,948
1,326	TXU Corp.	90,791
		442,217

Number of		Market
Shares		Value
	Electrical Equipment - 0.80%
170	Acuity Brands, Inc.	$8,582
590	Cooper Industries Ltd.	30,143
1,618	Emerson Electric Co.	86,110
95	General Cable Corp. (a)	6,376
189	Hubbell, Inc.	10,796
399	Rockwell Automation, Inc.	27,734
147	Thomas & Betts Corp. (a)	8,620
		178,361
	Electronic Equipment & Instruments - 0.33%
584	Agilent Technologies, Inc. (a)	21,538
78	Anixter International, Inc. (a)	6,431
532	AVX Corp.	8,565
124	CDW Corp. (a)	10,813
84	Mettler Toledo International, Inc. (a)	8,568
395	Molex, Inc.	10,637
231	Tektronix, Inc.	6,408
		72,960
	Energy Equipment & Services - 1.48%
381	Baker Hughes, Inc.	34,431
319	BJ Services Co.	8,469
159	Cameron International Corp. (a)	14,674
95	Diamond Offshore Drilling	10,762
151	Dresser-Rand Group, Inc. (a)	6,449
151	ENSCO International, Inc.	8,471
185	FMC Technologies, Inc. (a)	10,667
253	Global Industries Ltd. (a)	6,517
197	GlobalSantaFe Corp.	14,976
2,069	Halliburton Co.	79,450
208	Helix Energy Solutions Group, Inc. (a)	8,832
132	National-Oilwell, Inc. (a)	19,074
174	Noble Corp.	8,535
176	Pride International, Inc. (a)	6,433
172	Rowan Companies, Inc.	6,292
411	Schlumberger Ltd.	43,155
120	Smith International, Inc.	8,568
101	Tidewater, Inc.	6,347
114	Transocean, Inc. (a)	12,888
250	Weatherford International Ltd. (a)	16,795
		331,785

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing - 1.03%
2,650	Sysco Corp.	$94,313
239	United Natural Foods, Inc. (a)	6,506
2,523	Walgreen Co.	119,187
224	Whole Foods Market, Inc.	10,967
		230,973
	Food Products - 3.42%
2,182	Archer-Daniels-Midland Co.	72,181
1,336	Campbell Soup Co.	49,432
3,178	ConAgra Foods, Inc.	83,041
135	Corn Products International, Inc.	6,192
741	General Mills, Inc.	42,985
746	Hershey Foods Corp.	34,622
1,400	HJ Heinz Co.	64,680
424	Hormel Foods Corp.	15,171
1,238	Kellogg Co.	69,328
5,710	Kraft Foods, Inc.	197,052
290	McCormick & Co, Inc.	10,431
5,696	Sara Lee Corp.	95,066
402	Wm. Wrigley Jr. Co.	25,821
		766,002
	Gas Utilities - 0.12%
248	Equitable Resources, Inc.	12,864
247	Questar Corp.	12,975
		25,839
	Health Care Equipment & Supplies - 1.56%
135	Bausch & Lomb, Inc.	8,640
1,423	Baxter International, Inc.	80,086
117	Beckman Coulter, Inc.	8,630
342	Becton, Dickinson & Co.	28,061
1,706	Boston Scientific Corp. (a)	23,799
171	C.R. Bard, Inc.	15,080
85	Dade Behring Holdings, Inc.	6,490
156	Dentsply International, Inc.	6,496
131	Edwards Lifesciences Corp. (a)	6,459
237	Hillenbrand Industries, Inc.	13,040
417	Hospira, Inc. (a)	17,285
114	Kinetic Concepts, Inc. (a)	6,416
946	Medtronic, Inc.	53,364
371	PerkinElmer, Inc.	10,837
134	Respironics, Inc. (a)	6,436
343	St. Jude Medical, Inc. (a)	15,116

Number of		Market
Shares		Value
	Health Care Equipment & Supplies (Continued)
251	Stryker Corp.	$17,259
213	Varian Medical Systems, Inc. (a)	8,922
210	Zimmer Holdings, Inc. (a)	17,008
		349,424
	Health Care Providers & Services - 2.87%
1,160	Aetna, Inc.	62,953
1,172	Cigna Corp.	62,456
485	Coventry Health Care, Inc. (a)	30,172
176	DaVita, Inc. (a)	11,120
793	Express Scripts, Inc. (a)	44,265
629	Health Net, Inc. (a)	33,998
212	Henry Schein, Inc. (a)	12,898
168	Laboratory Corp Of America
	Holdings (a)	13,143
176	Lincare Holdings, Inc. (a)	6,450
134	Manor Care, Inc.	8,630
1,296	Medco Health Solutions, Inc. (a)	117,145
223	Patterson Companies, Inc. (a)	8,610
260	Quest Diagnostics .	15,020
850	Service Corp. International	10,965
153	Sierra Health Services, Inc. (a)	6,455
7,576	Tenet Healthcare Corp. (a)	25,455
3,244	UnitedHealth Group, Inc.	157,107
163	Universal Health Services, Inc.	8,871
79	WellCare Health Plans, Inc. (a)	8,329
		644,042
	Health Care Technology - 0.04%
281	IMS Health, Inc.	8,610
	Hotels, Restaurants & Leisure - 1.46%
195	Boyd Gaming Corp.	8,356
501	Burger King Holdings, Inc.	12,770
452	Darden Restaurants, Inc.	18,921
185	Hilton Hotels Corp.	8,601
355	International Game Technology	15,300
129	Jack in the Box, Inc. (a)	8,364
797	Marriott International, Inc. - Class A	34,646
1,860	McDonald’s Corp.	101,314
240	MGM Mirage (a)	21,466
560	Starbucks Corp. (a)	14,672
465	Starwood Hotels & Resorts
	Worldwide, Inc.	28,249
74	Station Casinos, Inc.	6,473

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
311	Wendy’s International, Inc.	$10,857
1,090	Yum! Brands, Inc.	36,875
		326,864
	Household Durables - 0.57%
287	The Black & Decker Corp.	23,907
334	Brookfield Homes Corp.	6,196
294	Fortune Brands, Inc.	23,958
130	Harman International Industries, Inc.	11,248
1,438	Newell Rubbermaid, Inc.	41,443
176	Snap-On, Inc.	8,719
232	The Stanley Works	13,022
		128,493
	Household Products - 1.80%
564	Clorox Co.	34,398
1,116	Colgate-Palmolive Co.	79,593
117	Energizer Holdings, Inc. (a)	12,970
1,714	Kimberly-Clark Corp.	120,426
2,218	Procter & Gamble Co.	156,014
		403,401
	Independent Power Producers &
	Energy Traders - 0.18%
913	Dynegy Inc. (a)	8,436
788	Mirant Corp. (a)	32,056
		40,492
	Industrial Conglomerates - 3.44%
2,035	3M Co.	190,435
131	Carlisle Companies, Inc.	6,366
12,155	General Electric Co.	503,217
159	McDermott International, Inc. (a)	8,599
167	Teleflex, Inc.	13,013
800	Textron, Inc.	49,768
		771,398
	Insurance - 1.36%
219	21st Century Insurance Group	4,818
1,154	AON Corp.	51,711
364	Arthur J. Gallagher & Co.	10,545
177	Erie Indemnity Co.	10,820
346	Loews Corp. - Carolina Group	28,452
2,014	Loews Corp.	97,377
2,387	Marsh & McLennan Companies, Inc.	60,868

Number of		Market
Shares		Value
	Insurance (Continued)
120	ProAssurance Corp. (a)	$6,464
50	White Mountains Insurance
	Group Ltd.	25,988
191	Zenith National Insurance Corp.	8,574
		305,617
	Internet & Catalog Retail - 0.28%
231	Amazon.com, Inc. (a)	21,518
1,045	eBay, Inc. (a)	40,776
		62,294
	Internet Software & Services - 0.28%
46	Google, Inc. (a)	26,094
254	VeriSign, Inc. (a)	8,570
1,069	Yahoo!, Inc. (a)	28,692
		63,356
	IT Services - 1.34%
1,306	Accenture Ltd.	52,567
263	Affiliated Computer Services, Inc. (a)	13,213
84	Alliance Data Systems Corp. (a)	6,505
1,454	Automatic Data Processing, Inc.	66,782
568	Broadridge Financial Solutions, Inc.	10,764
314	Ceridian Corp. (a)	10,908
75	DST Systems, Inc. (a)	6,436
193	Fidelity National Information
	Services, Inc.	8,563
467	Fiserv, Inc. (a)	23,752
371	Hewitt Associates, Inc. (a)	13,004
280	Iron Mountain, Inc. (a)	8,534
102	Mastercard, Inc.	15,093
668	Paychex, Inc.	27,388
380	Total System Services, Inc.	10,556
904	Western Union Co.	18,957
174	Wright Express Corp. (a)	6,349
		299,371
	Leisure Equipment & Products - 0.26%
538	Hasbro, Inc.	14,999
1,551	Mattel, Inc.	36,386
146	Polaris Industries, Inc.	6,369
		57,754

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Life Science Tools & Services - 0.16%
312	Applera Corp. - Applied Biosystems
	Group	$10,808
83	Covance, Inc. (a)	6,466
187	Thermo Electron Corp. (a)	10,793
127	Waters Corp. (a)	8,499
		36,566
	Machinery - 2.68%
1,366	Caterpillar, Inc.	107,135
180	Crane Co.	8,635
248	Cummins, Inc.	31,717
183	Danaher Corp.	15,136
264	Deere & Co.	39,183
154	Donaldson Company, Inc.	6,431
381	Dover Corp.	19,412
505	Eaton Corp.	50,015
166	Flowserve Corp.	12,646
181	Harsco Corp.	10,728
725	Illinois Tool Works, Inc.	43,239
960	Ingersoll-Rand Co.	52,291
438	ITT Industries, Inc.	29,753
173	Joy Global, Inc.	8,799
75	Kennametal, Inc.	6,299
194	Manitowoc Co.	8,590
108	Oshkosh Truck Corp.	6,693
644	Paccar, Inc.	54,901
218	Pall Corp.	8,480
211	Parker Hannifin Corp.	23,596
261	Pentair, Inc.	8,660
216	SPX Corp.	19,993
240	Terex Corp. (a)	21,365
111	Toro Co.	6,530
		600,227
	Marine - 0.03%
131	Alexander & Baldwin, Inc.	6,567
	Media - 3.12%
925	Clear Channel Communications, Inc.	34,632
329	Clear Channel Outdoor
	Holdings, Inc. (a)	8,390
7,479	Comcast Corp. (a)	180,842
2,333	DIRECTV Group, Inc. (a)	56,645
372	Discovery Holding Co. (a)	10,732

Number of		Market
Shares		Value
	Media (Continued)
218	Dow Jones & Company, Inc. . . . . . .	$13,015
257	The E.W. Scripps Company . . . . . .	10,794
564	EchoStar Communications Corp. (a)	26,401
228	Getty Images, Inc. (a)	6,348
1,239	Interpublic Group of
	Companies, Inc. (a)	12,861
412	Liberty Global, Inc. (a)	16,900
912	McGraw-Hill Companies, Inc.	46,430
6,754	News Corp.	148,520
1,071	Omnicom Group, Inc.	51,504
1,243	Viacom Inc New (a)	48,440
1,081	Warner Music Group Corp	10,918
21	The Washington Post Company -
	Class B	16,859
		700,231
	Metals & Mining - 0.73%
195	AK Steel Holding Corp. (a)	8,570
116	Allegheny Technologies, Inc.	12,754
49	Carpenter Technology	6,371
73	Cleveland-Cliffs, Inc.	6,422
333	Commercial Metals Co.	10,539
282	Consol Energy, Inc.	13,141
630	Newmont Mining Corp.	28,180
224	Peabody Energy Corp.	10,723
535	Southern Copper Corp.	66,249
		162,949
	Multiline Retail - 1.41%
486	Big Lots, Inc. (a)	14,502
207	Dollar Tree Stores, Inc. (a)	8,392
735	Family Dollar Stores, Inc.	19,521
981	J.C. Penney Co., Inc.	62,166
798	Kohl’s Corp. (a)	45,749
594	Nordstrom, Inc.	27,853
2,170	Target Corp.	137,947
		316,130
	Multi-Utilities - 1.02%
2,529	The AES Corp. (a)	50,681
716	Constellation Energy Group, Inc.	61,425
114	Energen Corp.	6,512
254	NRG Energy, Inc. (a)	10,742
1,119	Public Service Enterprise Group, Inc.	98,461
		227,821

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Office Electronics - 0.25%
3,232	Xerox Corp. (a)	$56,043
	Oil & Gas - 8.33%
328	EOG Resources, Inc.	23,724
17,581	Exxon Mobil Corp.	1,627,297
281	Foundation Coal Holdings, Inc.	11,015
257	Frontier Oil Corp.	10,702
143	Holly Corp.	8,556
375	Murphy Oil Corp.	26,209
381	Pioneer Natural Resources Co.	17,137
200	Plains Exploration &
	Production Co. (a)	8,844
2,079	Spectra Energy Corp.	50,894
161	Western Refining, Inc.	6,533
1,827	Williams Companies, Inc.	62,228
242	XTO Energy, Inc.	14,965
		1,868,104
	Paper & Forest Products - 0.53%
3,306	International Paper Co.	118,586
	Personal Products - 0.46%
524	Alberto Culver Co New	12,990
1,189	Avon Products, Inc.	44,623
555	The Estee Lauder Cos., Inc.	23,565
143	Herbalife Ltd. (a)	6,501
212	NBTY, Inc. (a)	8,607
400	Nu Skin Enterprises, Inc.	6,464
		102,750
	Pharmaceuticals - 7.33%
1,718	Abbott Laboratories	92,119
299	Alpharma, Inc.	6,387
8,932	Bristol-Myers Squibb Co.	257,420
3,576	Eli Lilly & Co.	203,582
274	Endo Pharmaceuticals
	Holdings Inc. (a)	8,497
461	Forest Laboratories, Inc. (a)	17,191
241	Genzyme Corp. (a)	14,932
5,831	Johnson & Johnson	383,097
7,803	Merck & Co., Inc.	403,337
1,480	Schering Plough Corp.	46,812
411	Valeant Pharmaceuticals
	International (a)	6,362
4,580	Wyeth	204,039
		1,643,775

Number of		Market
Shares		Value
	Real Estate - 0.06%
62	Jones Lang LaSalle, Inc.	$6,371
135	Rayonier, Inc.	6,486
		12,857
	Road & Rail - 1.80%
1,188	Burlington Northern Santa Fe Corp.	96,430
1,518	CSX Corp.	64,864
1,688	Hertz Global Holdings, Inc. (a)	38,351
248	JB Hunt Transport Services, Inc.	6,522
199	Kansas City Southern (a)	6,402
153	Landstar System, Inc.	6,422
1,412	Norfolk Southern Corp.	73,297
987	Union Pacific Corp.	111,590
		403,878
	Semiconductor & Semiconductor
	Equipment - 2.54%
443	Altera Corp.	10,667
474	Analog Devices, Inc.	17,140
2,191	Applied Materials, Inc.	45,354
531	Broadcom Corp. (a)	19,350
466	Fairchild Semiconductor
	International, Inc. (a)	8,705
10,142	Intel Corp.	262,272
195	International Rectifier Corp. (a)	6,433
313	KLA-Tencor Corp.	17,459
163	Lam Research Corp. (a)	8,681
373	Linear Technology Corp.	13,051
1,167	LSI Logic Corp. (a)	8,659
397	Marvell Technology Group Ltd. (a)	6,499
442	Maxim Integrated Products, Inc.	12,973
178	MEMC Electronic Materials, Inc. (a)	10,477
234	Microchip Technology, Inc.	8,499
477	National Semiconductor Corp.	12,936
235	NVIDIA Corp. (a)	8,516
687	ON Semiconductor Corp. (a)	8,629
621	Teradyne, Inc. (a)	8,570
1,761	Texas Instruments, Inc.	64,435
414	Xilinx, Inc.	10,822
		570,127
	Software - 3.59%
149	Adobe Systems, Inc. (a)	6,505
412	Amdocs Ltd. (a)	15,322
173	Autodesk, Inc. (a)	8,645
633	BEA Systems, Inc. (a)	8,780

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
276	BMC Software, Inc. (a)	$8,620
839	CA, Inc.	21,579
483	Cadence Design Systems, Inc. (a)	10,718
159	Citrix Systems, Inc. (a)	6,411
1,084	Compuware Corp. (a)	8,694
461	Electronic Arts, Inc. (a)	25,811
586	Intuit, Inc. (a)	17,756
249	McAfee, Inc. (a)	8,683
16,694	Microsoft Corp.	491,805
6,988	Oracle Corp. (a)	151,290
280	Sybase, Inc. (a)	6,476
240	Synopsys, Inc. (a)	6,499
		803,594
	Specialty Retail - 3.34%
107	Abercrombie & Fitch Co. - Class A	8,635
389	Advance Auto Parts	13,055
247	American Eagle Outfitters	6,499
337	AnnTaylor Stores Corp. (a)	10,673
243	AutoZone, Inc. (a)	28,222
646	Bed Bath & Beyond, Inc. (a)	22,042
1,916	Best Buy Co., Inc.	88,174
315	CarMax, Inc. (a)	6,404
128	Dick’s Sporting Goods, Inc. (a)	8,595
228	GameStop Corp. - Class A (a)	12,848
3,540	The Gap Inc.	65,278
4,943	Home Depot, Inc.	160,351
1,698	Limited Brands, Inc.	38,867
2,823	Lowe’s Companies, Inc.	79,100
127	Men’s Wearhouse, Inc.	6,416
189	O’Reilly Automotive, Inc. (a)	6,315
433	Pacific Sunwear Of
	California, Inc. (a)	6,408
271	Petsmart, Inc.	8,645
589	Ross Stores, Inc.	15,102
752	Sally Beauty Holdings, Inc. (a)	6,354
449	The Sherwin-Williams Co.	29,504
2,400	Staples, Inc.	51,576
164	Tiffany & Co.	8,585
1,707	The TJX Companies, Inc.	49,622
328	Williams-Sonoma, Inc.	10,699
		747,969

Number of		Market
Shares		Value
	Textiles, Apparel & Luxury Goods - 0.70%
181	Coach, Inc. (a)	$ 8,556
112	Fossil, Inc. (a)	4,184
383	Hanesbrands, Inc. (a)	10,747
1,336	Nike, Inc.	78,370
124	Phillips-Van Heusen	6,508
167	Polo Ralph Lauren Corp.	12,984
469	Timberland Co. (a)	8,892
318	VF Corp.	25,678
		155,919
	Tobacco - 4.10%
11,809	Altria Group, Inc.	821,080
850	Reynolds American, Inc.	54,051
743	UST, Inc.	36,853
286	Vector Group Ltd.	6,409
		918,393
	Trading Companies & Distributors - 0.11%
283	W.W. Grainger, Inc.	25,807
	Wireless Telecommunication Services - 0.13%
148	American Tower Corp. - Class A (a)	6,444
107	NII Holdings, Inc. (a)	8,790
150	United States Cellular Corp. (a)	14,730
		29,964
	Total Common Stocks
	(Cost $20,554,998)	21,301,606
	REAL ESTATE INVESTMENT TRUSTS - 1.08%
	Real Estate Investment Trusts - 1.08%
144	Archstone-Smith Trust	8,660
90	AvalonBay Communities, Inc.	10,625
231	Boston Properties, Inc.	24,001
135	Camden Property Trust	8,674
269	Developers Diversified Realty Corp.	15,029
188	Duke Realty Corp.	6,356
349	Equity Residential	14,784
163	First Industrial Realty Trust, Inc.	6,336
362	General Growth Properties, Inc.	19,410
107	Kilroy Realty Corp.	6,487
142	Kimco Realty Corp.	6,420
339	Plum Creek Timber Co., Inc.	15,174
196	ProLogis	13,005
137	Public Storage, Inc.	10,775
227	Regency Centers Corp.	17,422

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS
	(Continued)
	Real Estate Investment Trusts (Continued)
367	Simon Property Group, Inc.	$36,700
197	Vornado Realty Trust	21,542
		241,400
	Total Real Estate Investment Trusts
	(Cost $232,005)	241,400
	SHORT TERM INVESTMENTS - 5.37%
	Money Market Funds - 5.37%
1,204,741	Federated Prime Obligations Fund
	5.16% (b)	1,204,741
	Total Short Term Investments
	(Cost $1,204,742)	1,204,741
	Total Investments
	(Cost $21,991,745) - 101.49%	22,747,747
	Liabilities in Excess of
	Other Assets - (1.49)%	(334,008)
	TOTAL NET
	ASSETS - 100.00%	$22,413,739

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2007.

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2007

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
S&P 500 Mini Futures	8	$615,225	Dec-07	$1,980

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 96.59%
	Aerospace & Defense - 1.10%
1,117	Northrop Grumman Corp.	$87,126
986	Raytheon Co.	62,927
		150,053
	Air Freight & Logistics - 0.10%
74	Atlas Air Worldwide
	Holdings, Inc. (a)	3,821
188	Ryder System, Inc.	9,212
		13,033
	Airlines - 0.68%
170	Alaska Air Group, Inc. (a)	3,925
783	AMR Corp. (a)	17,453
325	Continental Airlines, Inc. (a)	10,735
1,270	ExpressJet Holdings, Inc. (a)	3,924
1,619	Southwest Airlines Co.	23,961
380	UAL Corp. (a)	17,682
550	US Airways Group, Inc. (a)	14,438
		92,118
	Auto Components - 0.91%
165	American Axle & Manufacturing
	Holdings, Inc.	4,166
707	ArvinMeritor, Inc.	11,892
202	Autoliv, Inc.	12,069
159	Cooper Tire & Rubber Co.	3,880
786	Exide Technologies (a)	5,109
132	GenTek, Inc. (a)	3,970
575	Goodyear Tire & Rubber Co. (a)	17,486
731	Lear Corp. (a)	23,465
144	Modine Manufacturing Co.	3,833
891	TRW Automotive Holdings Corp. (a) .	28,227
1,798	Visteon Corp. (a)	9,260
		123,357
	Automobiles - 1.97%
12,826	Ford Motor Co. (a)	108,893
4,229	General Motors Corp.	155,204
92	Thor Industries, Inc.	4,139
		268,236

Number of		Market
Shares		Value
	Beverages - 0.63%
1,693	Coca-Cola Enterprises, Inc.	$ 41,005
132	Molson Coors Brewing Co.	13,156
701	Pepsi Bottling Group, Inc.	26,056
162	PepsiAmericas, Inc.	5,255
		85,472
	Building Products - 0.61%
261	Armstrong World Industries, Inc. (a)	10,594
183	BlueLinx Holdings, Inc.	1,288
195	Lennox International, Inc.	6,591
1,326	Masco Corp.	30,724
835	Owens Corning (a)	20,917
355	USG Corp. (a)	13,330
		83,444
	Capital Markets - 1.49%
179	Allied Capital Corp.	5,261
94	American Capital Strategies Ltd.	4,017
1,441	The Bank Of New York Mellon Corp.	63,606
134	The Bear Stearns Companies Inc.	16,456
319	Lehman Brothers Holdings, Inc.	19,692
537	Merrill Lynch & Co., Inc.	38,277
832	Morgan Stanley	52,416
48	Piper Jaffray Cos. (a) .	2,573
		202,298
	Chemicals - 2.08%
393	Ashland, Inc.	23,663
144	Cabot Corp.	5,116
893	Chemtura Corp.	7,939
3,469	The Dow Chemical Co.	149,375
292	Eastman Chemical Co.	19,485
954	Huntsman Corp.	25,271
373	Lyondell Chemical Co.	17,289
295	Olin Corp.	6,602
113	Rockwood Holdings, Inc. (a)	4,049
329	RPM International, Inc.	7,880
92	The Scotts Co.	3,933
128	UAP Holding Corp.	4,014
157	Westlake Chemical Corp.	3,977
148	WR Grace & Co. (a)	3,975
		282,568

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks - 13.30%
266	Associated Banc-Corp.	$7,882
211	BancorpSouth, Inc.	5,127
13,534	Bank of America Corp.	680,354
1,229	BB&T Corp.	49,639
243	Citizens Banking Corp.	3,915
412	The Colonial BancGroup, Inc.	8,907
636	Comerica, Inc.	32,614
172	Commerce Bancshares, Inc.	7,893
2,016	Fifth Third Bancorp	68,302
401	First Bancorp Puerto Rico	3,809
23	First Citizens BancShares, Inc.	4,011
343	First Commonwealth Financial Corp.	3,794
672	First Horizon National Corp.	17,916
331	FirstMerit Corp.	6,541
535	Fulton Financial Corp.	7,693
1,076	Huntington Bancshares, Inc.	18,270
932	KeyCorp	30,132
360	Marshall & Ilsley Corp.	15,757
2,102	National City Corp.	52,739
236	Old National Bancorp	3,911
45	Park National Corp.	3,924
886	PNC Financial Services Group	60,337
867	Popular, Inc.	10,647
2,216	Regions Financial Corp.	65,328
228	The South Financial Group, Inc.	5,185
1,035	SunTrust Banks, Inc.	78,318
194	Susquehanna Bancshares, Inc.	3,899
253	TCF Financial Corp.	6,624
182	Trustmark Corp.	5,103
427	UnionBanCal Corp.	24,941
126	United Bankshares, Inc.	3,835
175	Valley National Bancorp	3,882
1,589	W Holding Co., Inc.	3,559
3,483	Wachovia Corp.	174,672
8,364	Wells Fargo & Co.	297,926
199	Whitney Holding Corp.	5,250
169	Wilmington Trust Corp.	6,574
269	Zions Bancorporation	18,472
		1,807,682

Number of		Market
Shares		Value
	Commercial Services & Supplies - 0.92%
197	ABM Industries, Inc.	$3,936
1,235	Allied Waste Industries, Inc. (a)	15,746
585	Avis Budget Group (a)	13,391
105	Deluxe Corp.	3,868
510	IKON Office Solutions, Inc.	6,554
329	Kelly Services, Inc.	6,518
151	PHH Corp. (a)	3,968
511	RR Donnelley & Sons Co.	18,682
911	SAIC, Inc. (a)	17,482
472	Spherion Corp. (a)	3,899
443	Steelcase, Inc.	7,965
460	United Rentals, Inc. (a)	14,798
109	Viad Corp.	3,924
224	Volt Information Sciences, Inc. (a)	3,951
		124,682
	Computers & Peripherals - 0.06%
161	Imation Corp.	3,949
245	Palm, Inc. (a)	3,986
		7,935
	Construction & Engineering - 0.06%
255	EMCOR Group, Inc. (a)	7,997
	Consumer Finance - 0.51%
595	Capital One Financial Corp.	39,526
1,412	Discover Financial Services (a)	29,369
		68,895
	Containers & Packaging - 0.28%
225	Bemis Co.	6,550
238	Packaging Corp. of America	6,919
1,163	Smurfit-Stone Container Corp. (a)	13,584
352	Sonoco Products Co.	10,623
		37,676
	Diversified Financial Services - 5.64%
166	CIT Group, Inc.	6,673
8,153	Citigroup, Inc.	380,501
154	GATX Corp.	6,584
148	Interactive Brokers Group, Inc. (a)	3,886
7,295	J.P. Morgan Chase & Co.	334,257
555	Principal Financial Group, Inc.	35,015
		766,916

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services - 5.87%
2,540	AT&T Inc.	$107,467
200	CenturyTel, Inc.	9,244
785	Cincinnati Bell, Inc. (a)	3,878
1,108	Citizens Communications Co.	15,867
348	Embarq Corp.	19,349
4,781	Qwest Communications
	International (a)	43,794
5,721	Sprint Corp.	108,699
11,050	Verizon Communications, Inc.	489,294
		797,592
	Electric Utilities - 5.63%
88	ALLETE, Inc.	3,939
445	Alliant Energy Corp.	17,052
600	Ameren Corp.	31,500
1,655	American Electric Power Co, Inc.	76,262
1,218	Centerpoint Energy, Inc.	19,524
80	CH Energy Group, Inc.	3,824
205	Cleco Corp.	5,180
878	Consolidated Edison, Inc.	40,651
856	DTE Energy Co.	41,465
936	Edison International	51,901
503	Entergy Corp.	54,470
514	FPL Group, Inc.	31,292
181	Great Plains Energy, Inc.	5,215
487	Hawaiian Electric Industries, Inc.	10,573
118	IDACORP, Inc.	3,863
461	Northeast Utilities	13,171
455	NSTAR	15,839
436	OGE Energy Corp.	14,432
679	Pepco Holdings, Inc.	18,387
1,236	PG&E Corp.	59,081
533	Pinnacle West Capital Corp.	21,059
172	PNM Resources, Inc.	4,004
279	Portland General Electric Co.	7,756
1,283	Progress Energy, Inc.	60,109
323	Puget Energy, Inc.	7,904
1,902	The Southern Co.	69,005
403	TECO Energy, Inc.	6,621
130	Unisource Energy Corp.	3,886
422	Westar Energy, Inc.	10,364
262	Wisconsin Energy Corp.	11,798
2,064	Xcel Energy, Inc.	44,459
		764,586

Number of		Market
Shares		Value
	Electronic Equipment & Instruments - 1.49%
524	Arrow Electronics, Inc. (a)	$22,280
257	Avnet, Inc. (a)	10,244
631	Bell Microproducts, Inc. (a)	3,925
160	Benchmark Electronics, Inc. (a)	3,819
2,154	Ingram Micro, Inc. (a)	42,240
487	Jabil Circuit, Inc.	11,123
6,792	Sanmina-SCI Corporation (a)	14,399
3,752	Solectron Corp. (a)	14,633
382	SYNNEX Corp. (a)	7,854
724	Tech Data Corp. (a)	29,047
983	Tyco Electronics Ltd.	34,828
605	Vishay Intertechnology, Inc. (a)	7,883
		202,275
	Energy Equipment & Services - 0.08%
213	Nabors Industries Ltd. (a)	6,554
42	SEACOR Holdings, Inc. (a)	3,994
		10,548
	Food & Staples Retailing - 5.45%
394	BJ’s Wholesale Club, Inc. (a)	13,065
184	Core-Mark Holding Co., Inc. (a)	6,482
1,215	Costco Wholesale Corp.	74,564
636	CVS Corp.	25,205
255	Great Atlantic & Pacific Tea Co. (a)	7,767
3,065	The Kroger Co.	87,414
131	Longs Drug Stores Corp.	6,507
131	Nash Finch Co.	5,218
312	Pathmark Stores, Inc. (a)	3,978
312	Performance Food Group Co. (a)	9,401
4,113	Rite Aid Corp. (a)	19,002
1,226	Safeway, Inc.	40,593
305	Supervalu, Inc.	11,898
9,829	Wal-Mart Stores, Inc.	429,036
		740,130
	Food Products - 0.50%
175	Bunge Ltd.	18,804
162	Chiquita Brands International, Inc.	2,564
381	Dean Foods Co.	9,746
227	Fresh Del Monte Produce, Inc.	6,526
98	The JM Smucker Co.	5,235
151	Pilgrim’s Pride Corp.	5,244
255	Smithfield Foods, Inc. (a)	8,033
666	Tyson Foods, Inc.	11,888
		68,040

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Gas Utilities - 0.69%
266	AGL Resources, Inc.	$10,539
232	Atmos Energy Corp.	6,570
131	New Jersey Resources Corp.	6,496
216	Nicor, Inc.	9,266
1,849	NiSource, Inc.	35,390
84	Northwest Natural Gas Co.	3,839
205	Piedmont Natural Gas Co.	5,144
138	Southwest Gas Corp.	3,904
305	UGI Corp.	7,924
153	WGL Holdings, Inc.	5,185
		94,257
	Health Care Equipment & Supplies - 0.23%
740	Covidien Ltd. (a)	30,710
	Health Care Providers & Services - 3.19%
151	AMERIGROUP Corp. (a)	5,207
1,425	AmerisourceBergen Corp.	64,595
1,499	Cardinal Health, Inc.	93,732
128	Community Health Systems, Inc. (a)	4,024
148	Emergency Medical Services Corp. (a)	4,477
763	Health Management Associates, Inc.	5,295
395	Humana, Inc. (a)	27,603
510	Kindred Healthcare, Inc. (a)	9,134
130	Magellan Health Services, Inc. (a)	5,275
1,633	McKesson Corp.	96,004
205	Omnicare, Inc.	6,792
101	Owens & Minor, Inc.	3,847
1,366	Wellpoint, Inc. (a)	107,805
		433,790
	Hotels, Restaurants & Leisure - 0.55%
191	Brinker International, Inc.	5,241
729	Carnival Corp.	35,306
152	Harrah’s Entertainment, Inc.	13,213
233	Royal Caribbean Cruises Ltd.	9,094
379	Wyndham Worldwide Corp.	12,416
		75,270
	Household Durables - 1.64%
193	American Greetings	5,095
463	Beazer Homes USA, Inc.	3,820
194	Blyth, Inc.	3,967
605	Centex Corp.	16,075
1,006	DR Horton, Inc.	12,887

Number of		Market
Shares		Value
	Household Durables (Continued)
387	Furniture Brands International, Inc.	$3,924
488	Hovnanian Enterprises, Inc. (a)	5,412
130	Jarden Corp. (a)	4,022
590	KB Home	14,786
414	Leggett & Platt, Inc.	7,932
1,355	Lennar Corp.	30,691
194	MDC Holdings, Inc.	7,942
281	Meritage Homes Corp. (a)	3,968
129	Mohawk Industries, Inc. (a)	10,488
34	NVR, Inc. (a)	15,989
1,359	Pulte Homes, Inc.	18,496
310	Ryland Group, Inc.	6,643
686	Standard-Pacific Corp.	3,766
463	Toll Brothers, Inc. (a)	9,255
167	Tupperware Brands Corp.	5,259
360	Whirlpool Corp.	32,076
		222,493
	Industrial Conglomerates - 0.82%
16	Alleghany Corp. (a)	6,496
2,374	Tyco International Ltd.	105,263
		111,759
	Insurance - 13.40%
891	ACE Ltd.	53,968
794	Aflac, Inc.	45,290
217	Alfa Corp.	3,945
211	Allied World Assurance
	Holdings, Ltd.	10,953
2,213	The Allstate Corp.	126,561
145	AMBAC Financial Group, Inc.	9,122
463	American Financial Group, Inc.	13,205
6,216	American International Group, Inc.	420,512
81	American National Insurance
	Company	10,656
183	Arch Capital Group Ltd. (a)	13,617
240	Aspen Insurance Holdings Ltd.	6,698
350	Assurant, Inc.	18,725
345	Axis Capital Holdings Ltd.	13,424
1,121	Chubb Corp.	60,130
611	Cincinnati Financial Corp.	26,462
865	CNA Financial Corp.	34,012
264	Commerce Group, Inc.	7,780
1,029	Conseco, Inc. (a)	16,464
97	Delphi Financial Group	3,921

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
194	Endurance Specialty Holdings Ltd.	$8,061
146	Everest Re Group Ltd.	16,095
1,598	Fidelity National Financial, Inc.	27,933
508	First American Corp.	18,603
296	Flagstone Reinsurance
	Holdings Ltd. (a)	3,934
161	Great American Financial
	Resources, Inc.	3,948
150	The Hanover Insurance Group, Inc.	6,629
854	Hartford Financial Services
	Group, Inc.	79,038
235	HCC Insurance Holdings, Inc.	6,730
138	IPC Holdings Ltd.	3,981
203	LandAmerica Financial Group, Inc.	7,913
668	Lincoln National Corp.	44,068
22	Markel Corp. (a)	10,648
142	Max Capital Group Ltd.	3,982
171	MBIA, Inc.	10,440
195	Mercury General Corp.	10,516
1,804	Metlife, Inc. .	125,793
521	Montpelier Re Holdings Ltd.	9,222
396	Nationwide Financial Services	21,313
211	Odyssey Re Holdings Corp.	7,830
1,133	Old Republic International Corp.	21,232
441	OneBeacon Insurance Group, Ltd.	9,504
187	PartnerRe Ltd.	14,771
130	Philadelphia Consolidated
	Holding Co. (a)	5,374
560	The Phoenix Companies, Inc.	7,902
148	Platinum Underwriters Holdings Ltd.	5,322
1,937	Progressive Corp.	37,597
251	Protective Life Corp.	10,652
1,055	Prudential Financial, Inc.	102,947
190	Reinsurance Group Of America	10,771
145	RenaissanceRe Holdings Ltd.	9,484
367	Safeco Corp.	22,468
247	Selective Insurance Group	5,256
134	Stancorp Financial Group, Inc.	6,634
149	Stewart Information Services Corp.	5,106
232	Torchmark Corp.	14,458
153	Transatlantic Holdings, Inc.	10,761
1,907	Travelers Companies, Inc.	95,998
268	Unitrin, Inc.	13,290

Number of		Market
Shares		Value
	Insurance (Continued)
1,192	UnumProvident Corp.	$ 29,168
13	Wesco Financial Corp.	5,174
493	WR Berkley Corp.	14,608
509	XL Capital Ltd.	40,313
		1,820,912
	Internet & Catalog Retail - 0.32%
332	Expedia, Inc. (a)	10,584
994	IAC/InterActiveCorp (a)	29,492
195	Systemax, Inc.	3,986
		44,062
	IT Services - 0.71%
663	Computer Sciences Corp. (a)	37,062
304	Convergys Corp. (a)	5,277
2,125	Electronic Data Systems Corp.	46,410
233	Perot Systems Corp. (a)	3,940
598	Unisys Corp. (a)	3,959
		96,648
	Leisure Equipment & Products - 0.28%
577	Brunswick Corp.	13,190
934	Eastman Kodak Co.	24,994
		38,184
	Machinery - 0.24%
161	AGCO Corp. (a)	8,174
255	Briggs & Stratton Corp.	6,421
107	Mueller Industries, Inc.	3,867
49	NACCO Industries, Inc.	5,071
250	Timken Co.	9,287
		32,820
	Media - 3.43%
305	Belo Corp.	5,295
498	Cablevision Systems Corp. (a)	17,400
2,567	CBS Corp. . . . . . . . . . . . . . . . . . . . .	80,860
2,632	Charter Communications, Inc. (a)	6,791
502	Gannett Co., Inc.	21,937
152	Hearst-Argyle Television, Inc.	3,946
1,979	Liberty Media Corp. (a)	38,017
138	Liberty Media Corp. (a)	17,226
191	Live Nation, Inc. (a)	4,059
620	New York Times Co.	12,251
730	Regal Entertainment Group	16,023
188	Scholastic Corp. (a)	6,554
1,140	Time Warner Cable, Inc. (a)	37,392

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
5,469	Time Warner, Inc.	$100,411
1,073	Tribune Co.	29,314
165	Virgin Media, Inc.	4,005
1,900	Walt Disney Co.	65,341
		466,822
	Metals & Mining - 1.19%
1,587	Alcoa, Inc.	62,083
285	Freeport-McMoRan Copper &
	Gold, Inc.	29,894
241	Massey Energy Co.	5,259
394	Nucor Corp.	23,431
262	United States Steel Corp.	27,756
499	USEC, Inc. (a)	5,115
359	Worthington Industries	8,458
		161,996
	Multiline Retail - 1.19%
684	Dillard’s, Inc.	14,932
1,658	Macy’s, Inc.	53,587
372	Retail Ventures, Inc. (a)	3,872
710	Saks, Inc.	12,176
605	Sears Holdings Corp. (a)	76,956
		161,523
	Multi-Utilities - 2.02%
194	Avista Corp.	3,948
627	CMS Energy Corp.	10,546
804	Dominion Resources, Inc.	67,777
2,524	Duke Energy Corp New	47,174
783	Energy East Corp.	21,180
178	Integrys Energy Group, Inc.	9,119
285	MDU Resources Group, Inc.	7,934
171	National Fuel Gas Co.	8,005
145	Northwestern Corp.	3,940
253	Oneok, Inc.	11,992
559	Reliant Energy, Inc. (a)	14,310
375	SCANA Corp.	14,528
743	Sempra Energy	43,183
339	Sierra Pacific Resources (a)	5,332
194	Vectren Corp.	5,294
		274,262

Number of		Market
Shares		Value
	Oil & Gas - 8.87%
197	Anadarko Petroleum Corp.	$10,589
294	Apache Corp.	26,478
262	Chesapeake Energy Corp.	9,238
5,691	ChevronTexaco Corp.	532,564
106	Cimarex Energy Co.	3,948
1,931	ConocoPhillips	169,484
412	Devon Energy Corp.	34,278
1,163	El Paso Corp.	19,736
122	Forest Oil Corp. (a)	5,251
187	General Maritime Corp.	5,219
767	Hess Corp.	51,029
1,945	Marathon Oil Corp.	110,904
138	Newfield Exploration Co. (a)	6,646
189	Noble Energy, Inc.	13,238
738	Occidental Petroleum Corp.	47,291
50	Overseas Shipholding Group, Inc.	3,841
99	Pogo Producing Co.	5,258
109	Stone Energy Corp. (a)	4,361
546	Sunoco, Inc.	38,646
450	Tesoro Petroleum Corp.	20,709
1,197	Valero Energy Corp.	80,414
163	World Fuel Services Corp.	6,652
		1,205,774
	Paper & Forest Products - 0.75%
268	Bowater, Inc.	3,999
1,153	Domtar Corp. (a)	9,455
388	Louisiana-Pacific Corp.	6,584
397	MeadWestvaco Corp.	11,723
964	Weyerhaeuser Co.	69,697
		101,458
	Pharmaceuticals - 2.63%
449	King Pharmaceuticals, Inc. (a)	5,262
14,425	Pfizer, Inc.	352,403
		357,665
	Road & Rail - 0.39%
101	AMERCO (a)	6,409
121	Arkansas Best Corp.	3,952
200	Con-Way, Inc.	9,200
117	Dollar Thrifty Automotive
	Group, Inc. (a)	4,059
225	Laidlaw International, Inc.	7,925

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail (Continued)
229	Werner Enterprises, Inc.	$3,927
625	YRC Worldwide, Inc. (a)	17,075
		52,547
	Semiconductor & Semiconductor
	Equipment - 0.15%
499	Advanced Micro Devices, Inc. (a)	6,587
859	Micron Technology, Inc. (a)	9,535
147	Novellus Systems, Inc. (a)	4,007
		20,129
	Software - 0.28%
523	Novell, Inc. (a)	3,996
1,726	Symantec Corp. (a)	33,450
		37,446
	Specialty Retail - 1.34%
209	Asbury Automotive Group, Inc.	4,140
2,202	AutoNation, Inc. (a)	39,019
225	Barnes & Noble, Inc.	7,933
1,010	Blockbuster, Inc. (a)	5,424
307	Borders Group, Inc.	4,092
202	Brown Shoe Co., Inc.	3,919
221	Cabela’s, Inc. (a)	5,227
780	Charming Shoppes (a)	6,552
1,847	Circuit City Stores, Inc.	14,610
308	Collective Brands, Inc. (a)	6,794
602	Foot Locker, Inc.	9,229
1,461	Office Depot, Inc. (a)	30,126
508	OfficeMax, Inc.	17,409
147	The Pantry, Inc. (a)	3,768
263	Penske Automotive Group, Inc.	5,323
459	RadioShack Corp.	9,483
216	Sonic Automotive, Inc.	5,171
165	Zale Corp. (a)	3,818
		182,037
	Textiles, Apparel & Luxury Goods - 0.11%
187	Jones Apparel Group, Inc.	3,951
321	Kellwood Co.	5,473
151	Liz Claiborne, Inc.	5,184
		14,608

Number of		Market
Shares		Value
	Thrifts & Mortgage Finance - 2.67%
197	Astoria Financial Corp.	$5,226
296	Corus Bankshares, Inc.	3,854
1,277	Countrywide Financial Corp.	24,276
1,218	Fannie Mae	74,067
1,017	Federal Home Loan Mortgage Corp.	60,013
279	First Niagara Financial Group, Inc.	3,948
540	Flagstar Bancorp, Inc.	5,254
982	Fremont General Corp.	3,830
606	Hudson City Bancorp, Inc.	9,320
171	IndyMac Bancorp, Inc.	4,037
243	MGIC Investment Corp.	7,851
983	New York Community Bancorp, Inc.	18,726
307	Peoples United Financial, Inc.	5,305
201	The PMI Group, Inc.	6,573
356	Radian Group, Inc.	8,288
844	Sovereign Bancorp, Inc.	14,382
307	TFS Financial Corp. (a)	3,973
251	Washington Federal, Inc.	6,591
2,663	Washington Mutual, Inc.	94,030
92	Webster Financial Corp.	3,875
		363,419
	Tobacco - 0.04%
104	Universal Corp.	5,091
	Wireless Telecommunication Services - 0.10%
212	Telephone & Data Systems, Inc.	14,151
	Total Common Stocks
	(Cost $12,769,650)	13,125,366

	INVESTMENT COMPANIES - 0.05%
	Investment Companies - 0.05%
319	Apollo Investment Corp.	6,635
	Total Investment Companies

	(Cost $6,671)	6,635

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT
	TRUSTS - 0.64%
	Real Estate Investment Trusts - 0.64%
45	AMB Property Corp.	$2,692
333	American Financial Realty Trust	2,681
249	Annaly Mortgage Management, Inc.	3,967
86	Apartment Investment &
	Management Co.	3,881
131	CapitalSource, Inc.	2,651
114	Colonial Properties Trust	3,910
556	Friedman Billings Ramsey
	Group, Inc.	2,563
120	HCP, Inc.	3,980
131	Hospitality Properties Trust	5,325
176	Host Hotels & Resorts, Inc.	3,949
115	iStar Financial, Inc.	3,909
364	Liberty Property Trust	14,637
191	Mack-Cali Realty Corp.	7,850
84	National Health Investors, Inc.	2,596
203	Potlatch Corp.	9,141
272	Redwood Trust, Inc.	9,036
314	Thornburg Mortgage, Inc.	4,035
		86,803
	Total Real Estate Investment Trusts
	(Cost $83,406)	86,803
	RIGHTS - 0.00%
	Auto Components - 0.00%
377	Exide Technologies - Rights	0
	Total Rights
	(Cost $0)	0

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS - 7.42%
	Money Market Funds - 7.42%
1,008,600	Federated Prime Obligations Fund
	5.16% (b)	$1,008,600
	Total Short Term Investments
	(Cost $1,008,600)	1,008,600
	Total Investments
	(Cost $13,868,327) - 104.70%	14,227,404
	Liabilities in Excess of
	Other Assets - (4.70)%	(638,222)
	TOTAL NET
	ASSETS - 100.00%	$13,589,182

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2007.

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

	Number of
	Contracts	Notional	Settlement	Unrealized

Description	Purchased	Value	Month	Appreciation
S&P 500 Mini Futures	3	$230,725	Dec-07	$480

Number of		Market
Shares		Value
	COMMON STOCKS - 93.04%
	Aerospace & Defense - 2.46%
165	AAR Corp. (a)	$5,006
29	American Science &
	Engineering, Inc. (a)	1,817
107	BE Aerospace, Inc. (a)	4,444
107	Cubic Corp.	4,512
139	Curtiss-Wright Corp.	6,602
291	DynCorp International, Inc. (a)	6,725
238	Hexcel Corp. (a)	5,405
33	Ladish, Inc. (a)	1,831
119	Moog, Inc. (a)	5,229
280	Orbital Sciences Corp. (a)	6,227
248	Spirit Aerosystems Holdings, Inc. (a)	9,657
66	Teledyne Technologies, Inc. (a)	3,524
31	Triumph Group, Inc.	2,533
35	United Industrial Corp.	2,634
		66,146
	Air Freight & Logistics - 0.31%
273	HUB Group, Inc. (a)	8,198
	Airlines - 0.08%
57	Copa Holdings, S.A.	2,283
	Auto Components - 0.34%
144	Aftermarket Technology Corp. (a)	4,571
56	Drew Industries, Inc. (a)	2,278
48	Keystone Automotive
	Industries, Inc. (a)	2,292
		9,141
	Automobiles - 0.23%
261	Winnebago Industries, Inc.	6,233
	Banks - 0.12%
93	Signature Bank (a)	3,276
	Beverages - 0.40%
43	Boston Beer Company, Inc. (a)	2,092
79	Central European Distribution
	Corp. (a)	3,785
560	National Beverage Corp.	4,749
		10,626
	Biotechnology - 0.80%
72	Affymetrix, Inc. (a)	1,826
120	Celgene Corp. (a)	8,557
81	Cephalon, Inc. (a)	5,918

Number of		Market
Shares		Value
	Biotechnology (Continued)
68	ImClone Systems, Inc. (a)	$2,811
231	Millennium Pharmaceuticals, Inc. (a)	2,345
		21,457
	Building Products - 0.77%
48	Ameron International Corp.	5,077
176	Apogee Enterprises, Inc.	4,565
258	Goodman Global, Inc. (a)	6,161
149	Simpson Manufacturing Co., Inc.	4,746
		20,549
	Capital Markets - 2.14%
50	Affiliated Managers Group, Inc. (a)	6,376
173	Calamos Asset Management, Inc.	4,884
78	Cohen & Steers, Inc.	2,888
183	FCStone Group, Inc. (a)	5,905
55	Gamco Investors, Inc.	3,014
57	GFI Group Inc. (a)	4,909
62	Greenhill & Co, Inc.	3,785
75	Investment Technology
	Group, Inc. (a)	3,223
195	Jefferies Group, Inc.	5,427
120	KBW, Inc. (a)	3,454
92	National Financial Partners Corp.	4,874
130	Penson Worldwide, Inc. (a)	2,402
235	SEI Investments Co.	6,411
		57,552
	Chemicals - 1.35%
151	Airgas, Inc.	7,796
125	CF Industries Holdings, Inc.	9,489
257	HB Fuller Co.	7,628
136	Innophos Holdings, Inc.	2,072
210	Innospec, Inc.	4,784
86	OM Group, Inc. (a)	4,542
		36,311
	Commercial Banks - 2.22%
76	Bank of the Ozarks, Inc.	2,320
80	Cascade Bancorp	1,781
118	CoBiz, Inc.	2,020
181	East West Bancorp, Inc.	6,509
133	First Financial Bankshares, Inc.	5,344
99	First Indiana Corp.	3,101
238	Frontier Financial Corp.	5,552
165	Glacier Bancorp, Inc.	3,716

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
291	Investors Bancorp, Inc. (a)	$4,121
129	Nara Bancorp, Inc.	2,015
88	Old Second Bancorp, Inc.	2,508
72	Suffolk Bancorp	2,308
170	SVB Financial Group (a)	8,051
75	SY Bancorp, Inc.	2,028
127	Texas Capital Bancshares, Inc. (a)	2,761
316	UCBH Holdings, Inc.	5,524
		59,659
	Commercial Services & Supplies - 7.21%
136	Administaff, Inc.	4,937
109	American Reprographics Co. (a)	2,040
78	Brady Corp.	2,799
66	Bright Horizons Family
	Solutions, Inc. (a)	2,827
204	ChoicePoint, Inc. (a)	7,736
112	Clean Harbors, Inc. (a)	4,986
142	Coinstar, Inc. (a)	4,568
185	COMSYS IT Partners, Inc. (a)	3,110
53	Consolidated Graphics, Inc. (a)	3,328
160	Copart, Inc. (a) .	5,502
506	Corinthian Colleges, Inc. (a)	8,050
80	The Corporate Executive Board Co.	5,939
269	Corrections Corp. of America (a)	7,040
46	CPI Corp.	1,772
70	CRA International Inc. (a)	3,373
165	DeVry, Inc.	6,107
192	First Advantage Corp. (a)	3,393
45	FTI Consulting, Inc. (a)	2,264
111	The Geo Group Inc. (a)	3,287
148	Healthcare Services Group	3,000
98	Heidrick & Struggles
	International, Inc. (a)	3,572
119	IHS, Inc. (a)	6,722
52	ITT Educational Services, Inc. (a)	6,328
103	Jackson Hewitt Tax Service, Inc.	2,880
345	Korn/Ferry International (a)	5,696
416	Labor Ready, Inc. (a)	7,700
41	Layne Christensen Co. (a)	2,275
66	M&F Worldwide Corp. (a)	3,313
80	McGrath RentCorp	2,659
84	Mobile Mini, Inc. (a)	2,029
201	Navigant Consulting, Inc. (a)	2,545

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
68	PICO Holdings, Inc. (a)	$2,825
149	Pike Electric Corp. (a)	2,795
36	Pre-Paid Legal Services, Inc. (a)	1,997
242	Resources Connection, Inc.	5,602
211	Rollins, Inc.	5,632
263	RSC Holdings, Inc. (a)	4,313
106	Sotheby’s	5,066
60	Standard Parking Corp. (a)	2,387
69	Stericycle, Inc. (a)	3,944
19	Strayer Education, Inc.	3,204
250	TeleTech Holdings, Inc. (a)	5,978
394	Tetra Tech, Inc. (a)	8,321
189	Waste Connections, Inc. (a)	6,003
84	Watson Wyatt Worldwide, Inc.	3,775
		193,619
	Communications Equipment - 2.37%
254	ADC Telecommunications, Inc. (a)	4,981
284	ADTRAN, Inc.	6,540
323	Arris Group, Inc. (a)	3,989
80	Avocent Corp. (a)	2,330
151	CommScope, Inc. (a)	7,586
62	Comtech Telecommunications
	Corp. (a)	3,316
768	Extreme Networks, Inc. (a)	2,949
56	F5 Networks, Inc. (a)	2,083
291	Foundry Networks, Inc. (a)	5,171
212	InterDigital, Inc. (a)	4,405
138	Netgear, Inc. (a)	4,198
142	Plantronics, Inc.	4,054
343	Polycom, Inc. (a)	9,213
91	ViaSat, Inc. (a)	2,806
		63,621
	Computers & Peripherals - 1.68%
307	Avid Technology, Inc. (a)	8,314
886	Brocade Communications
	Systems, Inc. (a)	7,584
258	Electronics For Imaging, Inc. (a)	6,930
205	Emulex Corp. (a)	3,930
296	Intermec, Inc. (a)	7,731
896	Iomega Corp. (a)	4,695
435	QLogic Corp. (a)	5,851
		45,035

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Construction & Engineering - 0.82%
150	Dycom Industries, Inc. (a)	$4,594
266	Great Lakes Dredge & Dock
	Corp. (a)	2,330
394	MasTec, Inc. (a)	5,544
170	Perini Corp. (a)	9,508
		21,976
	Construction Materials - 0.64%
183	Eagle Materials, Inc.	6,541
117	Florida Rock Industries, Inc.	7,311
42	Texas Industries, Inc.	3,297
		17,149
	Consumer Finance - 0.86%
326	Advance America, Cash Advance
	Centers, Inc.	3,479
54	Cash America International, Inc.	2,030
412	MoneyGram International, Inc.	9,307
46	Student Loan Corp.	8,295
		23,111
	Containers & Packaging - 0.91%
230	AptarGroup, Inc.	8,710
1,773	Graphic Packaging Corp. (a)	8,014
141	Silgan Holdings, Inc.	7,579
		24,303
	Distributors - 0.30%
188	WESCO International, Inc. (a)	8,073
	Diversified Consumer Services - 0.18%
53	Steiner Leisure Ltd. (a)	2,300
139	Universal Technical Institute, Inc. (a)	2,502
		4,802
	Diversified Financial Services - 1.12%
182	Asset Acceptance Capital Corp.	2,111
345	eSpeed, Inc. - Class A (a)	2,943
75	The First Marblehead Corp.	2,845
16	IntercontinentalExchange, Inc. (a)	2,430
54	International Securities Exchange
	Holdings, Inc.	3,589
125	Leucadia National Corp.	6,028
133	Nasdaq Stock Market, Inc. (a)	5,012
40	Nymex Holdings, Inc.	5,207
		30,165

Number of		Market
Shares		Value
	Diversified Telecommunication Services - 0.77%
235	General Communication (a)	$2,853
46	Golden Telecom, Inc.	3,703
1,833	Level 3 Communications, Inc. (a)	8,524
119	North Pittsburgh Systems, Inc.	2,827
222	Premiere Global Services, Inc. (a)	2,808
		20,715
	Electric Utilities - 0.28%
323	El Paso Electric Co. (a)	7,471
	Electrical Equipment - 1.50%
133	AMETEK, Inc.	5,748
105	Baldor Electric Co.	4,195
44	Franklin Electric Co., Inc.	1,809
115	Genlyte Group, Inc. (a)	7,390
257	GrafTech International Ltd. (a)	4,585
54	II-VI, Inc. (a)	1,864
125	The Lamson & Sessions Co. (a)	3,370
67	Roper Industries, Inc.	4,388
148	Vicor Corp.	1,794
82	Woodward Governor Co.	5,117
		40,260
	Electronic Equipment & Instruments - 2.61%
221	Amphenol Corp.	8,787
269	Checkpoint Systems, Inc. (a)	7,099
175	Cognex Corp.	3,108
94	CPI International, Inc. (a)	1,787
189	Dolby Laboratories, Inc. (a)	6,581
95	Electro Scientific Industries, Inc. (a)	2,276
65	FLIR Systems, Inc. (a)	3,600
27	Itron, Inc. (a)	2,513
93	Littelfuse, Inc. (a)	3,319
73	MTS Systems Corp.	3,037
99	National Instruments Corp.	3,399
281	Plexus Corp. (a)	7,699
37	Rofin-Sinar Technologies, Inc. (a)	2,598
56	Rogers Corp. (a)	2,307
628	Smart Modular Technologies, Inc. (a)	4,490
117	Trimble Navigation Ltd. (a)	4,587
149	Veeco Instruments, Inc. (a)	2,888
		70,075

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services - 3.16%
26	Atwood Oceanics, Inc. (a)	$1,991
93	Bristow Group, Inc. (a)	4,065
35	CARBO Ceramics, Inc.	1,776
163	Complete Production Services (a)	3,338
66	Dril-Quip, Inc. (a)	3,257
137	Grant Prideco, Inc. (a)	7,469
987	Grey Wolf, Inc. (a)	6,465
48	GulfMark Offshore, Inc. (a)	2,336
181	Helmerich & Payne, Inc.	5,942
77	Hercules Offshore, Inc. (a)	2,010
129	Horizon Offshore, Inc. (a)	2,128
97	Hornbeck Offshore Services, Inc. (a)	3,560
46	Lufkin Industries, Inc.	2,531
112	Matrix Service Co. (a)	2,346
59	NATCO Group, Inc. (a)	3,053
438	Newpark Resources, Inc. (a)	2,348
78	Oceaneering International, Inc. (a)	5,912
112	Oil States International, Inc. (a)	5,410
442	Parker Drilling Co. (a)	3,589
92	Superior Energy Services, Inc. (a)	3,260
106	Tetra Technologies, Inc. (a)	2,241
132	Unit Corp. (a)	6,389
46	W-H Energy Services, Inc. (a)	3,393
		84,809
	Food Products - 1.01%
329	Flowers Foods, Inc.	7,172
52	J&J Snack Foods Corp.	1,811
89	Ralcorp Holdings, Inc. (a)	4,968
4	Seaboard Corp.	7,840
202	Tootsie Roll Industries, Inc.	5,359
		27,150
	Health Care Equipment & Supplies - 3.55%
198	Advanced Medical Optics, Inc. (a)	6,057
261	American Medical Systems
	Holdings, Inc. (a)	4,424
66	Analogic Corp.	4,208
97	Arrow International, Inc.	4,413
77	The Cooper Companies, Inc.	4,036
106	Cytyc Corp. (a)	5,051
39	Gen-Probe, Inc. (a)	2,597
78	Greatbatch, Inc. (a)	2,074
127	Haemonetics Corporation (a)	6,276

Number of		Market
Shares		Value
	Health Care Equipment & Supplies (Continued)
39	IDEXX Laboratories, Inc. (a)	$4,274
64	Immucor, Inc. (a)	2,288
26	Kyphon, Inc. (a)	1,820
78	Matthews International Corp.	3,416
157	Mentor Corp.	7,230
61	Meridian Bioscience, Inc.	1,849
134	Mine Safety Appliances Co.	6,313
49	PolyMedica Corp.	2,573
90	ResMed, Inc. (a)	3,858
275	Steris Corp.	7,516
132	Varian, Inc. (a)	8,397
96	West Pharmaceutical Services, Inc.	3,999
96	Wright Medical Group, Inc. (a)	2,575
		95,244
	Health Care Providers & Services - 3.66%
39	The Advisory Board Co. (a)	2,280
53	Amedisys, Inc. (a)	2,036
218	AMN Healthcare Services, Inc. (a)	4,083
124	AmSurg Corp. (a)	2,861
357	Apria Healthcare Group, Inc. (a)	9,286
121	Cerner Corp. (a)	7,237
89	Chemed Corp.	5,532
88	Corvel Corp. (a)	2,035
177	HealthExtras, Inc. (a)	4,926
66	Healthways, Inc. (a)	3,562
61	inVentiv Health, Inc. (a)	2,673
55	Landauer, Inc.	2,803
78	National Healthcare Corp.	4,008
243	Odyssey HealthCare, Inc. (a)	2,335
113	Parexel International Corp. (a)	4,664
71	Pediatrix Medical Group, Inc. (a)	4,645
209	Pharmaceutical Product
	Development, Inc.	7,407
59	Psychiatric Solutions, Inc. (a)	2,318
326	Skilled Healthcare Group, Inc. (a)	5,134
285	Sun Healthcare Group, Inc. (a)	4,762
265	Sunrise Senior Living, Inc. (a)	9,373
105	VCA Antech, Inc. (a)	4,384
		98,344
	Health Care Technology - 0.43%
87	Eclipsys Corp. (a)	2,029
514	HLTH Corporation (a)	7,283
128	Trizetto Group (a)	2,241
		11,553

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure - 5.46%
155	Ameristar Casinos, Inc.	$4,355
221	Applebees International, Inc.	5,498
53	Bally Technologies, Inc. (a)	1,878
114	California Pizza Kitchen, Inc. (a)	2,003
293	Carrols Restaurant Group, Inc. (a)	3,282
298	CEC Entertainment, Inc. (a)	8,007
266	The Cheesecake Factory (a)	6,243
27	Chipotle Mexican Grill, Inc. (a)	2,889
161	Choice Hotels International, Inc.	6,065
337	CKE Restaurants, Inc.	5,463
113	Gaylord Entertainment Co. (a)	6,014
52	IHOP Corp.	3,293
136	International Speedway Corp. -
	Class A	6,237
639	Krispy Kreme Doughnuts, Inc. (a)	2,556
49	Las Vegas Sands Corp. (a)	6,538
34	Life Time Fitness, Inc. (a)	2,086
147	Marcus Corp.	2,822
281	Marvel Entertainment, Inc. (a)	6,587
169	Panera Bread Co. (a)	6,895
202	Papa John’s International, Inc. (a)	4,937
154	Penn National Gaming, Inc. (a)	9,089
101	PF Chang’s China Bistro, Inc. (a)	2,990
102	Rare Hospitality International, Inc. (a)	3,887
149	RC2 Corp. (a)	4,126
75	Scientific Games Corp. - Class A (a)	2,820
142	Sonic Corp. (a)	3,323
158	Speedway Motorsports, Inc.	5,846
217	Tim Hortons, Inc.	7,562
221	Town Sports International
	Holdings, Inc. (a)	3,361
110	Vail Resorts, Inc. (a)	6,852
20	Wynn Resorts, Limited	3,151
		146,655
	Household Durables - 1.06%
372	Blount International, Inc. (a)	4,226
324	Champion Enterprises, Inc. (a)	3,557
77	Garmin Ltd.	9,194
213	Interface, Inc.	3,845
188	Russ Berrie & Company, Inc. (a)	3,158
129	Tempur-Pedic International, Inc.	4,612
		28,592

Number of		Market
Shares		Value
	Household Products - 0.36%
146	Church & Dwight, Inc.	$6,868
82	WD-40 Co.	2,799
		9,667
	Industrial Conglomerates - 0.26%
262	Walter Industries, Inc.	7,048
	Insurance - 1.46%
197	Amtrust Financial Services, Inc.	2,988
334	Brown & Brown, Inc.	8,784
269	Covanta Holding Corp. (a)	6,593
396	Employers Holdings, Inc.	8,162
201	Hilb, Rogal & Hobbs Co.	8,709
68	National Interstate Corp.	2,094
72	Tower Group, Inc.	1,885
		39,215
	Internet & Catalog Retail - 0.57%
534	Coldwater Creek, Inc. (a)	5,799
235	NetFlix, Inc. (a)	4,869
51	Priceline.com, Inc. (a)	4,527
		15,195
	Internet Software & Services - 0.80%
73	Akamai Technologies, Inc. (a)	2,097
118	Digital River, Inc. (a)	5,281
144	Interwoven, Inc. (a)	2,049
63	j2 Global Communications, Inc. (a)	2,062
47	Sohu.com, Inc. (a)	1,773
152	Valueclick, Inc. (a)	3,414
117	Vignette Corp. (a)	2,348
118	Websense, Inc. (a)	2,328
		21,352
	IT Services - 2.76%
315	Acxiom Corp.	6,234
94	CheckFree Corp. (a)	4,375
65	Cognizant Technology Solutions
	Corp. (a)	5,185
300	CSG Systems International (a)	6,375
135	Euronet Worldwide, Inc. (a)	4,019
159	Gartner, Inc. (a)	3,889
290	Global Cash Access Holdings,
	Inc. (a)	3,071
140	Global Payments, Inc.	6,191
89	Heartland Payment Systems, Inc.	2,287

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
127	Mantech International Corp. -
	Class A (a)	$4,569
82	MAXIMUS, Inc.	3,574
357	Sapient Corp. (a)	2,395
258	SRA International, Inc. - Class A (a)	7,245
291	SYKES Enterprises, Inc. (a)	4,833
141	Syntel, Inc.	5,863
87	Verifone Holdings, Inc. (a)	3,857
		73,962
	Leisure Equipment & Products - 0.50%
263	Marine Products Corp.	2,230
80	Oakley, Inc.	2,323
242	Pool Corporation	6,045
155	Sturm, Ruger & Company, Inc. (a)	2,776
		13,374
	Life Sciences Tools & Services - 1.02%
107	Bio-Rad Laboratories, Inc. (a)	9,684
314	Bruker BioSciences Corp. (a)	2,763
42	Dionex Corp. (a)	3,338
54	Millipore Corp. (a)	4,093
105	PharmaNet Development Group,
	Inc. (a)	3,048
88	PRA International (a)	2,587
28	Techne Corp. (a)	1,766
		27,279
	Machinery - 4.53%
49	Actuant Corp. - Class A	3,183
144	Albany International Corp.	5,398
52	Ampco-Pittsburgh Corp.	2,048
49	Astec Industries, Inc. (a)	2,815
56	Badger Meter, Inc.	1,795
111	Barnes Group, Inc.	3,543
33	Bucyrus International, Inc. - Class A	2,407
35	Cascade Corp.	2,281
80	Chart Industries, Inc. (a)	2,573
39	CIRCOR International, Inc.	1,771
149	Clarcor, Inc.	5,097
183	Columbus McKinnon Corporation (a)	4,555
193	EnPro Industries, Inc. (a)	7,836
80	ESCO Technologies, Inc. (a)	2,659
201	Gardner Denver, Inc. (a)	7,839
70	The Gorman-Rupp Co.	2,321

Number of		Market
Shares		Value
	Machinery (Continued)
208	Graco, Inc.	$8,135
135	IDEX Corp.	4,913
114	Kaydon Corp.	5,927
108	Lincoln Electric Holdings, Inc.	8,382
179	Nordson Corp.	8,988
76	Robbins & Myers, Inc.	4,354
79	Tennant Co.	3,847
219	Trinity Industries, Inc.	8,221
47	Valmont Industries, Inc.	3,988
178	Westinghouse Air Brake
	Technologies Corp.	6,668
		121,544
	Marine - 0.51%
228	American Commercial Lines, Inc. (a)	5,411
138	Horizon Lines, Inc. - Class A	4,213
95	Kirby Corp. (a)	4,193
		13,817
	Media - 3.56%
79	Arbitron, Inc.	3,582
160	Catalina Marketing Corp.	5,182
36	Central European Media
	Enterprises Ltd. (a)	3,302
103	CTC Media, Inc. (a)	2,262
178	DreamWorks Animation SKG,
	Inc. (a)	5,949
662	Entravision Communications
	Corp. (a)	6,104
304	Gemstar-TV Guide International,
	Inc. (a)	2,116
302	Harte-Hanks, Inc.	5,943
244	Interactive Data Corp.	6,881
69	John Wiley & Sons, Inc.	3,100
128	Lamar Advertising Co.	6,268
115	Meredith Corp.	6,589
53	Morningstar, Inc. (a)	3,254
259	Playboy Enterprises, Inc. (a)	2,782
243	PRIMEDIA Inc. (a)	3,412
45	RH Donnelley Corp. (a)	2,521
363	Sinclair Broadcast Group, Inc.	4,370
1,023	Valassis Communications, Inc. (a)	9,125
138	Value Line, Inc.	6,799
399	World Wrestling Entertainment, Inc.	6,017
		95,558

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining - 1.64%
53	AMCOL International Corp.	$1,754
45	Brush Engineered Materials, Inc. (a)	2,335
135	Century Aluminum Co. (a)	7,108
619	Coeur d’Alene Mines Corp. (a)	2,346
25	Haynes International, Inc. (a)	2,134
299	Hecla Mining Co. (a)	2,676
82	Kaiser Aluminum Corp.	5,787
33	RTI International Metals, Inc. (a)	2,616
33	Schnitzer Steel Industries, Inc.	2,418
184	Steel Dynamics, Inc.	8,593
253	Stillwater Mining Co. (a)	2,603
113	Titanium Metals Corp. (a)	3,792
		44,162
	Multiline Retail - 0.14%
159	Conn’s, Inc. (a)	3,798
	Office Electronics - 0.16%
121	Zebra Technologies Corp. (a)	4,415
	Oil & Gas - 3.14%
230	Alpha Natural Resources, Inc. (a)	5,343
265	Arch Coal, Inc.	8,941
64	Barrett Bill Corp. (a)	2,522
47	Berry Petroleum Co. - Class A	1,861
144	Bois d’Arc Energy, Inc. (a)	2,760
194	Cabot Oil & Gas Corp.	6,821
154	CNX Gas Corp. (a)	4,431
173	Continental Resources, Inc. (a)	3,138
132	Denbury Resources, Inc. (a)	5,899
163	Encore Acquisition Co. (a)	5,159
174	EXCO Resources, Inc. (a)	2,878
211	Harvest Natural Resources, Inc. (a)	2,519
45	Markwest Hydrocarbon, Inc.	2,616
87	Nordic American Tanker Shipping	3,414
59	Penn Virginia Corp.	2,595
70	Petroleum Development Corp. (a)	3,105
44	Quicksilver Resources, Inc. (a)	2,070
89	Range Resources Corp.	3,619
191	Southwestern Energy Co. (a)	7,993
118	St Mary Land & Exploration Co.	4,209
216	VeraSun Energy Corp. (a)	2,376
		84,269

Number of		Market
Shares		Value
	Paper & Forest Products - 0.08%
62	Neenah Paper, Inc.	$2,052
	Personal Products - 0.58%
167	Bare Escentuals, Inc. (a)	4,153
30	Chattem, Inc. (a)	2,116
89	Inter Parfums, Inc.	2,107
257	Playtex Products, Inc. (a)	4,698
55	USANA Health Sciences, Inc. (a)	2,406
		15,480
	Pharmaceuticals - 1.63%
78	Abraxis BioScience, Inc. (a)	1,781
89	Allergan, Inc.	5,738
125	Barr Pharmaceuticals, Inc. (a)	7,114
81	KV Pharmaceutical Co. (a)	2,317
454	Mylan Laboratories, Inc.	7,246
156	Par Pharmaceutical Cos., Inc. (a)	2,895
229	Perrigo Co.	4,889
147	Warner Chilcott Limited (a)	2,612
286	Watson Pharmaceuticals, Inc. (a)	9,266
		43,858
	Real Estate - 0.61%
237	CB Richard Ellis Group, Inc. (a)	6,598
198	Grubb & Ellis Co. (a)	1,842
235	The St. Joe Co.	7,898
		16,338
	Road & Rail - 0.46%
205	Genesee & Wyoming, Inc. (a)	5,912
167	Knight Transportation, Inc.	2,874
150	Old Dominion Freight Line (a)	3,596
		12,382
	Semiconductor & Semiconductor
	Equipment - 3.92%
265	Advanced Energy Industries, Inc. (a)	4,002
400	AMIS Holdings, Inc. (a)	3,884
730	Amkor Technology, Inc. (a)	8,410
1,323	Atmel Corp. (a)	6,827
87	ATMI, Inc. (a)	2,588
60	Cabot Microelectronics Corp. (a)	2,565
98	Cree, Inc. (a)	3,048
127	Cymer, Inc. (a)	4,876
153	Cypress Semiconductor Corp. (a)	4,469
74	FEI Co. (a)	2,326

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment (Continued)
120	FormFactor, Inc. (a)	$5,324
217	Integrated Device Technology, Inc. (a)	3,359
246	Intersil Corp.	8,224
400	Kulicke & Soffa Industries, Inc. (a)	3,392
240	Mattson Technology, Inc. (a)	2,076
285	Micrel, Inc.	3,078
66	Microsemi Corp. (a)	1,840
216	MKS Instruments, Inc. (a)	4,108
262	Omnivision Technologies, Inc. (a)	5,955
182	Semtech Corp. (a)	3,727
73	Silicon Laboratories, Inc. (a)	3,048
88	SiRF Technology Holdings, Inc. (a)	1,879
312	Skyworks Solutions, Inc. (a)	2,820
55	Standard Microsystems Corp. (a)	2,113
83	Tessera Technologies, Inc. (a)	3,113
153	Varian Semiconductor Equipment
	Associates, Inc. (a)	8,189
		105,240
	Software - 4.02%
186	ACI Worldwide, Inc. (a)	4,157
439	Activision, Inc. (a)	9,478
80	Blackbaud, Inc.	2,019
190	Epicor Software Corp. (a)	2,616
58	Factset Research Systems, Inc.	3,976
128	Fair Isaac Corp.	4,622
204	I2 Technologies, Inc. (a)	3,111
219	Jack Henry & Associates, Inc.	5,663
182	Lawson Software, Inc. (a)	1,822
92	MICRO Systems, Inc. (a)	5,987
45	MicroStrategy, Inc. (a)	3,570
249	MSC.Software Corp. (a)	3,391
50	NAVTEQ Corp. (a) .	3,899
107	Net 1 UEPS Technologies, Inc. (a)	2,907
385	Parametric Technology Corp. (a)	6,707
119	Progress Software Corp. (a)	3,606
64	Quality Systems, Inc.	2,344
384	Quest Software, Inc. (a)	6,589
224	Red Hat, Inc. (a)	4,451
317	Renaissance Learning, Inc.	3,833
56	SPSS, Inc. (a)	2,304

Number of		Market
Shares		Value
	Software (Continued)
503	Take-Two Interactive Software,
	Inc. (a)	$8,591
237	THQ, Inc. (a)	5,920
621	TIBCO Software, Inc. (a)	4,589
130	Tyler Technologies, Inc. (a)	1,736
		107,888
	Specialty Retail - 5.12%
227	Aaron Rents, Inc.	5,062
468	Aeropostale, Inc. (a)	8,920
121	bebe stores, inc.	1,770
178	Build-A-Bear Workshop, Inc. (a)	3,161
114	Cache, Inc. (a)	2,035
232	Casual Male Retail Group, Inc. (a)	2,079
611	Chico’s FAS, Inc. (a)	8,584
343	Christopher & Banks Corp.	4,157
677	CSK Auto Corp. (a) .	7,210
193	DEB Shops, Inc.	5,190
287	Dress Barn, Inc. (a)	4,882
276	DSW, Inc. (a)	6,947
125	Genesco, Inc. (a)	5,766
155	Guess?, Inc.	7,600
93	Guitar Center, Inc. (a)	5,515
144	Gymboree Corp. (a)	5,075
128	Hibbett Sports, Inc. (a)	3,174
102	J.Crew Group, Inc. (a)	4,233
83	JoS. A. Bank Clothiers, Inc. (a)	2,774
114	Maidenform Brands, Inc. (a)	1,810
503	Rent-A-Center, Inc. (a)	9,119
288	Select Comfort Corp. (a)	4,018
200	Tractor Supply Co. (a)	9,218
211	Tween Brands, Inc. (a)	6,929
250	Urban Outfitters, Inc. (a)	5,450
78	Weight Watchers International, Inc.	4,490
588	The Wet Seal, Inc. (a)	2,276
		137,444
	Textiles, Apparel & Luxury Goods - 1.76%
316	Carter’s, Inc. (a)	6,304
66	Cherokee, Inc.	2,532
111	Columbia Sportswear Co.	6,139
217	K-Swiss, Inc.	4,971
128	Movado Group, Inc.	4,086
283	Skechers U.S.A., Inc. (a)	6,254

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
30	Under Armour, Inc. (a)	$1,795
50	Volcom, Inc. (a)	2,126
119	Warnaco Group, Inc. (a)	4,649
309	Wolverine World Wide, Inc.	8,467
		47,323
	Thrifts & Mortgage Finance - 0.34%
221	Kearny Financial Corp.	2,826
106	Roma Financial Corp.	1,813
128	Wauwatosa Holdings, Inc. (a)	2,080
37	WSFS Financial Corp.	2,309
		9,028
	Trading Companies & Distributors - 1.04%
177	Electro Rent Corp. (a)	2,480
143	Fastenal Co.	6,494
335	H&E Equipment Services, Inc. (a)	6,023
120	Interline Brands, Inc. (a)	2,759
76	MSC Industrial Direct Co., Inc. -
	Class A	3,845
74	TransDigm Group, Inc. (a)	3,382
103	Williams Scotsman International,
	Inc. (a)	2,854
		27,837
	Water Utilities - 0.44%
403	Aqua America, Inc.	9,140
77	SJW Corp.	2,629
		11,769
	Wireless Telecommunication Services - 0.83%
332	Centennial Communications
	Corp. (a)	3,360
104	Crown Castle International Corp. (a)	4,226
450	Dobson Communications Corp. (a)	5,755
35	Leap Wireless International, Inc. (a)	2,848
141	MetroPCS Communications, Inc. (a)	3,846
142	Syniverse Holdings, Inc. (a)	2,258
		22,293
	Total Common Stocks
	(Cost $2,434,073)	2,497,740

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 3.55%
	Real Estate Investment Trusts - 3.55%
46	Alexandria Real Estate Equities, Inc.	$4,428
128	BRE Properties, Inc.	7,159
62	Corporate Office Properties Trust	2,581
46	Eastgroup Properties	2,082
103	Equity Lifestyle Properties, Inc.	5,335
33	Essex Property Trust, Inc.	3,880
67	Federal Realty Investment Trust	5,936
62	Forest City Enterprises, Inc.	3,420
141	Glimcher Realty Trust	3,314
67	LaSalle Hotel Properties	2,819
80	The Macerich Co.	7,006
132	Maguire Properties, Inc.	3,410
150	PS Business Parks, Inc.	8,528
76	Saul Centers, Inc.	3,914
42	SL Green Realty Corp.	4,904
44	Tanger Factory Outlet Centers, Inc.	1,786
62	Taubman Centers, Inc.	3,395
275	UDR, Inc.	6,688
105	Ventas, Inc.	4,347
78	Washington Real Estate Investment
	Trust	2,588
187	Weingarten Realty Investors	7,753
		95,273
	Total Real Estate Investment Trusts
	(Cost $91,148)	95,273
	SHORT TERM INVESTMENTS - 8.53%
	Money Market Funds - 8.53%
229,113	Federated Prime Obligations Fund
	5.16% (b)	229,113
	Total Short term Investments
	(Cost $229,113)	229,113
	Total Investments
	(Cost $2,754,334) - 105.12%	2,822,126
	Liabilities in Excess of
	Other Assets - (5.12)%	(137,580)
	TOTAL NET
	ASSETS - 100.00%	$2,684,546

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2007.

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 90.02%
	Aerospace & Defense - 0.68%
78	DRS Technologies, Inc.	$4,299
32	Esterline Technologies Corp. (a)	1,826
78	Kaman Corp.	2,696
		8,821
	Air Freight & Logistics - 0.67%
576	ABX Air, Inc. (a)	4,078
167	Pacer International, Inc.	3,182
56	Park-Ohio Holdings Corp. (a)	1,453
		8,713
	Airlines - 0.99%
102	AirTran Holdings, Inc. (a)	1,004
226	Frontier Airlines Holdings, Inc. (a)	1,399
193	JetBlue Airways Corp. (a)	1,779
427	Mesa Air Group, Inc. (a)	1,896
54	Pinnacle Airlines Corp. (a)	865
89	Republic Airways Holdings, Inc. (a)	1,884
161	Skywest, Inc.	4,052
		12,879
	Auto Components - 1.34%
289	Accuride Corp. (a)	3,500
840	Hayes Lemmerz International, Inc. (a)	3,494
100	Sauer-Danfoss, Inc.	2,668
228	Standard Motor Products, Inc.	2,143
178	Stoneridge, Inc. (a)	1,816
21	Strattec Security Corp. (a)	977
124	Superior Industries International, Inc.	2,689
		17,287
	Automobiles - 0.32%
282	Fleetwood Enterprises, Inc. (a)	2,411
127	Monaco Coach Corp.	1,782
		4,193
	Beverages - 0.21%
45	Coca-Cola Bottling Co. Consolidated	2,713
	Biotechnology - 0.10%
93	Applera Corp. (a)	1,308
	Building Products - 1.14%
92	American Woodmark Corp.	2,281
376	Builders Firstsource, Inc. (a)	4,053
222	Griffon Corp. (a)	3,352
45	NCI Building Systems, Inc. (a)	1,944
104	Universal Forest Products, Inc.	3,110
		14,740

Number of		Market
Shares		Value
	Capital Markets - 1.11%
242	ACA Capital Holdings, Inc. (a)	$1,474
6	Capital Southwest Corp.	736
100	Cowen Group, Inc. (a)	1,382
185	Knight Capital Group, Inc. (a)	2,212
297	LaBranche & Co., Inc. (a)	1,390
125	MCG Capital Corp.	1,799
72	SWS Group, Inc.	1,274
415	WP Stewart & Co Ltd	4,117
		14,384
	Chemicals - 3.69%
218	A. Schulman, Inc.	4,301
55	Arch Chemicals, Inc.	2,578
226	Ferro Corp.	4,515
125	Georgia Gulf Corp.	1,738
206	Headwaters, Inc. (a)	3,065
39	Koppers Holdings, Inc.	1,506
210	Kronos Worldwide, Inc.	3,965
64	Minerals Technologies, Inc.	4,288
60	NewMarket Corp.	2,963
253	NL Industries	2,866
333	Omnova Solutions, Inc. (a)	1,925
519	PolyOne Corp. (a)	3,877
58	Quaker Chemical Corp.	1,364
108	Sensient Technologies Corp.	3,118
190	Spartech Corp.	3,241
46	Stepan Co.	1,422
464	Wellman, Inc.	1,114
		47,846
	Commercial Banks - 13.67%
87	1st Source Corp.	1,992
55	Alabama National Bancorporation	4,286
69	AMCORE Financial, Inc.	1,719
60	Ameris Bancorp	1,085
49	Arrow Financial Corp.	1,092
46	BancFirst Corp.	2,064
69	Banco Latinoamericano de
	Exportaciones, S.A.	1,254
73	Bank of Granite Corp.	991
39	Banner Corp.	1,341
746	BFC Financial Corp. (a)	2,178
58	Boston Private Financial
	Holdings, Inc.	1,615
28	Camden National Corp.	979

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
61	Capital City Bank Group, Inc.	$1,903
47	Capitol Bancorp Ltd.	1,167
139	Cathay General Bancorp	4,477
224	Centennial Bank Holdings, Inc. (a)	1,434
114	Central Pacific Financial Corp.	3,329
149	Chemical Financial Corp.	3,613
63	City Holding Co.	2,294
39	Columbia Banking System, Inc.	1,241
153	Community Bank System, Inc.	2,987
74	Community Banks, Inc.	2,204
64	Community Trust Bancorp, Inc.	1,923
300	CVB Financial Corp.	3,510
106	Eurobancshares, Inc. (a)	816
194	F.N.B. Corp.	3,209
55	Financial Institutions, Inc.	994
66	First Bancorp	1,345
62	First Charter Corp.	1,871
78	First Community Bancorp	4,267
46	First Community Bancshares, Inc.	1,667
240	First Financial Bancorp	3,067
57	First Financial Corp.	1,727
63	First Merchants Corp.	1,358
32	FNB Corp.	963
55	FNB United Corp.	879
34	Great Southern Bancorp, Inc.	845
120	Greater Bay Bancorp	3,312
27	Greene County Bancshares, Inc.	984
92	Hancock Holding Co.	3,687
145	Hanmi Financial Corp	2,246
99	Harleysville National Corp.	1,573
57	Heartland Financial USA, Inc.	1,171
33	IBERIABANK Corp.	1,737
33	Independent Bank Corp.	980
191	Independent Bank Corporation	2,111
59	Integra Bank Corp.	1,070
174	International Bancshares Corp.	3,776
34	Intervest Bancshares Corp.	841
296	Irwin Financial Corp.	3,262
36	Lakeland Financial Corp.	832
48	MainSource Financial Group, Inc.	846
111	MB Financial Corp.	3,835
105	MBT Financial Corp.	1,257

Number of		Market
Shares		Value
	Commercial Banks (Continued)
102	Midwest Banc Holdings, Inc.	$1,507
210	National Penn Bancshares, Inc.	3,436
107	NBT Bancorp, Inc.	2,326
65	Omega Financial Corp.	1,717
121	Oriental Financial Group	1,392
121	Pacific Capital Bancorp	3,182
79	Prosperity Bancshares, Inc.	2,620
88	Provident Bankshares Corp.	2,757
44	Renasant Corp.	952
56	Republic Bancorp Inc.	887
44	Royal Bancshares of Pennsylvania	964
104	S&T Bancorp, Inc.	3,337
57	Sandy Spring Bancorp, Inc.	1,717
28	SCBT Financial Corp.	967
73	Seacoast Banking Corp of Florida	1,365
90	Security Bank Corp.	1,127
59	Simmons First National Corp.	1,554
58	Southwest Bancorp, Inc.	1,092
103	Sterling Bancorp	1,442
199	Sterling Bancshares, Inc.	2,271
129	Sterling Financial Corp. - PA	2,212
57	Sun Bancorp, Inc. (a)	998
48	Taylor Capital Group, Inc.	1,341
37	Tompkins Financial Corp.	1,469
55	TriCo Bancshares	1,225
97	UMB Financial Corp.	4,157
213	Umpqua Holdings Corp.	4,262
47	Union Bankshares Corp.	1,067
70	United Community Banks, Inc.	1,716
56	Univest Corporation of Pennsylvania	1,328
69	USB Holding Co., Inc.	1,603
51	Virginia Financial Group, Inc.	970
68	WesBanco, Inc.	1,699
81	West Bancorporation, Inc.	1,257
43	West Coast Bancorp	1,222
78	Western Alliance Bancorp (a)	1,838
78	Wilshire Bancorp, Inc.	856
71	Wintrust Financial Corp.	3,031
29	Yardville National Bancorp	975
		177,044

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies - 2.13%
42	AMREP Corp.	$1,126
151	Bowne & Co, Inc.	2,516
195	CBIZ, Inc. (a)	1,550
92	CDI Corp.	2,565
144	Comfort Systems USA, Inc.	2,045
57	Ennis, Inc.	1,256
89	First Consulting Group, Inc. (a)	917
40	G&K Services, Inc.	1,608
186	Hudson Highland Group, Inc. (a)	2,368
66	ICT Group, Inc. (a)	885
199	Knoll, Inc.	3,530
107	On Assignment, Inc. (a)	999
55	Schawk, Inc.	1,241
43	School Specialty, Inc. (a)	1,489
278	The Standard Register Co.	3,534
		27,629
	Communications Equipment - 1.35%
580	3Com Corp. (a)	2,865
98	Audiovox Corp. (a)	1,008
32	Bel Fuse, Inc.	1,109
29	Black Box Corp.	1,240
49	EMS Technologies, Inc. (a)	1,202
35	Loral Space & Communications
	Ltd. (a)	1,391
78	Superior Essex, Inc. (a)	2,908
224	Sycamore Networks, Inc. (a)	912
968	UTStarcom, Inc. (a)	3,543
575	Westell Technologies, Inc. (a)	1,357
		17,535
	Computers & Peripherals - 0.21%
956	Gateway, Inc. (a)	1,797
215	Hypercom Corp. (a)	972
		2,769
	Construction & Engineering - 0.44%
167	Insituform Technologies, Inc. (a)	2,544
67	Integrated Electrical Services,
	Inc. (a)	1,716
28	Michael Baker Corp. (a)	1,372
		5,632

Number of		Market
Shares		Value
	Consumer Finance - 0.75%
118	Advanta Corp. - Class B	$3,235
128	AmeriCredit Corp. (a)	2,250
97	CompuCredit Corp. (a)	2,106
55	Nelnet, Inc.	1,003
229	Rewards Network, Inc. (a)	1,111
		9,705
	Containers & Packaging - 0.96%
22	AEP Industries, Inc. (a)	931
318	Caraustar Industries, Inc. (a)	1,418
266	Chesapeake Corp.	2,250
356	Constar International, Inc. (a)	1,645
147	Myers Industries, Inc.	2,914
115	Rock-Tenn Co.	3,324
		12,482
	Distributors - 0.61%
317	Building Material Holding Corp.	3,354
478	Handleman Co.	1,458
138	Prestige Brands Holdings, Inc. (a)	1,515
430	Source Interlink Companies, Inc. (a)	1,514
		7,841
	Diversified Consumer Services - 0.72%
119	Carriage Services, Inc. (a)	972
73	Coinmach Service Corp.	875
138	Regis Corp.	4,404
395	Stewart Enterprises, Inc.	3,010
		9,261
	Diversified Financial Services - 0.31%
148	Assured Guaranty Ltd.	4,021
	Diversified Telecommunication Services - 0.88%
105	Alaska Communications Systems
	Group, Inc.	1,517
53	Consolidated Communications
	Holdings, Inc.	1,039
52	Fairpoint Communications, Inc.	981
248	IDT Corp.	2,076
75	Iowa Telecommunications
	Services, Inc.	1,489
43	SureWest Communications	1,075
231	Windstream Corp.	3,262
		11,439

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities - 1.43%
109	Black Hills Corp.	$4,471
48	Central Vermont Public Service
	Corp.	1,754
94	The Empire District Electric Co.	2,123
67	MGE Energy, Inc.	2,240
101	Otter Tail Corp.	3,601
139	UIL Holdings Corp.	4,379
		18,568
	Electrical Equipment - 0.76%
69	AO Smith Corp.	3,028
195	EnerSys (a)	3,465
20	Preformed Line Products Co.	1,040
48	Regal-Beloit Corp.	2,299
		9,832
	Electronic Equipment & Instruments - 2.63%
102	Agilysys, Inc.	1,724
315	Brightpoint, Inc. (a)	4,728
57	Coherent, Inc. (a)	1,829
162	CTS Corp.	2,090
152	Gerber Scientific, Inc. (a)	1,649
103	GTSI Corp. (a)	1,157
137	Insight Enterprises, Inc. (a)	3,536
121	Kemet Corp. (a)	889
179	Merix Corp. (a)	1,013
88	Methode Electronics, Inc.	1,325
58	Newport Corp. (a)	883
64	Park Electrochemical Corp.	2,149
266	PC Connection, Inc. (a)	3,325
131	Scansource, Inc. (a)	3,683
68	Technitrol, Inc.	1,833
73	Tessco Technologies, Inc. (a)	1,145
110	Zones, Inc. (a)	1,137
		34,095
	Energy Equipment & Services - 0.65%
40	Basic Energy Services, Inc. (a)	841
190	Patterson-UTI Energy, Inc.	4,288
100	Pioneer Drilling Co. (a)	1,218
71	Trico Marine Service, Inc. (a)	2,116
		8,463

Number of		Market
Shares		Value
	Food & Staples Retailing - 2.14%
34	Andersons, Inc.	$1,633
161	Casey’s General Stores, Inc.	4,460
119	Ingles Markets, Inc.	3,410
51	PriceSmart, Inc.	1,203
136	Ruddick Corp.	4,561
113	Spartan Stores, Inc.	2,546
112	Susser Holdings Corp. (a)	2,380
117	The Topps Co., Inc.	1,134
36	Village Super Market, Inc.	1,872
107	Weis Markets, Inc.	4,568
		27,767
	Food Products - 1.47%
421	Del Monte Foods Co.	4,420
116	Diamond Foods, Inc.	2,396
43	The Hain Celestial Group, Inc. (a)	1,382
86	Imperial Sugar Co.	2,247
119	Lancaster Colony Corp.	4,542
85	Lance, Inc.	1,957
37	Reddy Ice Holdings, Inc.	976
41	Treehouse Foods, Inc. (a)	1,109
		19,029
	Gas Utilities - 0.85%
115	The Laclede Group Inc.	3,712
177	SEMCO Energy, Inc. (a)	1,397
89	South Jersey Industries, Inc.	3,097
88	Southern Union Co.	2,738
		10,944
	Health Care Equipment & Supplies - 0.53%
71	Conmed Corp. (a)	1,987
29	Datascope Corp.	981
324	Healthtronics, Inc. (a)	1,652
96	Invacare Corp.	2,245
		6,865
	Health Care Providers & Services - 2.94%
184	Alliance Imaging, Inc. (a)	1,667
125	America Service Group, Inc. (a)	1,419
32	Brookdale Senior Living, Inc.	1,274
183	Centene Corp. (a)	3,936
77	Cross Country Healthcare, Inc. (a)	1,345
71	Gentiva Health Services, Inc. (a)	1,364
114	Hanger Orthopedic Group, Inc. (a)	1,292
138	Healthsouth Corp. (a)	2,416

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
242	Healthspring, Inc. (a)	$4,719
131	LifePoint Hospitals, Inc. (a)	3,931
78	MedCath Corp. (a)	2,142
117	Molina Healthcare, Inc. (a)	4,244
154	National Medical Health Card
	Systems, Inc. (a)	1,474
101	PDI, Inc. (a)	1,048
170	PSS World Medical, Inc. (a)	3,252
60	Res-Care, Inc. (a)	1,370
363	Rural/Metro Corp. (a)	1,173
		38,066
	Hotels, Restaurants & Leisure - 2.79%
163	Bluegreen Corp. (a)	1,263
110	Bob Evans Farms, Inc.	3,320
102	CBRL Group, Inc.	4,162
29	Churchill Downs, Inc.	1,449
310	Dennys Corp. (a)	1,240
191	Dominos Pizza, Inc.	3,169
316	Interstate Hotels & Resorts, Inc. (a)	1,438
116	Isle of Capri Casinos, Inc. (a)	2,256
51	Landry’s Restaurants, Inc.	1,349
100	Luby’s, Inc. (a)	1,102
62	Morton’s Restaurant Group, Inc. (a)	986
142	O’Charleys, Inc.	2,153
65	Pinnacle Entertainment, Inc. (a)	1,770
144	Ruby Tuesday, Inc.	2,641
599	Six Flags, Inc. (a)	2,072
74	The Steak n Shake Co. (a)	1,111
33	Sunstone Hotel Investors, Inc.	846
154	Triarc Companies, Inc.	1,926
293	Trump Entertainment Resorts,
	Inc. (a)	1,890
		36,143
	Household Durables - 2.55%
42	Avatar Holdings, Inc. (a)	2,097
72	California Coastal Communities, Inc.	886
53	CSS Industries, Inc.	1,906
124	Ethan Allen Interiors, Inc.	4,054
88	Helen of Troy Ltd. (a)	1,699
403	Kimball International, Inc.	4,586
530	La-Z-Boy, Inc.	3,911
127	M/I Homes, Inc.	1,764

Number of		Market
Shares		Value
	Household Durables (Continued)
28	National Presto Industries, Inc.	$1,484
164	Sealy Corp.	2,303
32	Skyline Corp.	963
68	Stanley Furniture Co, Inc.	1,105
1,951	Tousa, Inc.	3,141
510	WCI Communities, Inc. (a)	3,055
		32,954
	Household Products - 0.38%
183	Central Garden & Pet Co. (a)	1,643
567	Spectrum Brands, Inc. (a)	3,289
		4,932
	Industrial Conglomerates - 0.36%
104	Standex International Corp.	2,151
145	Tredegar Corp.	2,501
		4,652
	Insurance - 7.54%
98	Affirmative Insurance Holdings, Inc.	1,126
104	Amcomp, Inc. (a)	982
271	American Equity Investment Life
	Holding Co.	2,886
35	American Physicians Capital, Inc. (a)	1,364
72	Amerisafe, Inc. (a)	1,191
20	Argo Group International
	Holdings, Ltd. (a)	870
94	Baldwin & Lyons, Inc.	2,567
133	CNA Surety Corp. (a)	2,345
271	Crawford & Co.	1,724
40	Darwin Professional Underwriters,
	Inc. (a)	864
107	Donegal Group, Inc.	1,731
78	EMC Insurance Group, Inc.	2,027
114	FBL Financial Group, Inc.	4,502
60	First Mercury Financial Corp. (a)	1,291
40	FPIC Insurance Group, Inc. (a)	1,722
85	Greenlight Capital Re, Ltd. (a)	1,724
140	Harleysville Group, Inc.	4,477
224	Horace Mann Educators Corp.	4,415
59	Independence Holding Co.	1,202
98	Infinity Property & Casualty Corp.	3,942
74	Kansas City Life Insurance Co.	3,262
152	KMG America Corp. (a)	900
141	Meadowbrook Insurance Group,
	Inc. (a)	1,270

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
56	The Midland Co.	$3,078
110	National Atlantic Holdings Corp. (a)	1,019
13	National Western Life Insurance Co.	3,327
50	Navigators Group, Inc. (a)	2,712
39	NYMAGIC, Inc.	1,085
222	PMA Capital Corp. (a)	2,109
191	Presidential Life Corp.	3,239
72	RLI Corp.	4,084
87	Safety Insurance Group, Inc.	3,127
1,062	Scottish Re Group Limited (a)	3,388
64	Seabright Insurance Holdings, Inc. (a)	1,092
127	Security Capital Assurance	2,901
154	State Auto Financial Corp.	4,504
152	Triad Guaranty, Inc. (a)	2,883
148	United America Indemnity, Ltd. (a)	3,183
86	United Fire & Casualty Co.	3,362
181	Universal American Financial
	Corp. (a)	4,129
		97,606
	Internet & Catalog Retail - 0.34%
75	FTD Group, Inc.	1,116
148	PC Mall, Inc. (a)	2,310
126	ValueVision Media, Inc. (a)	934
		4,360
	Internet Software & Services - 1.04%
1,643	CMGI, Inc. (a)	2,235
398	EarthLink, Inc. (a)	3,152
104	InfoSpace, Inc.	1,826
454	RealNetworks, Inc. (a)	3,078
210	United Online, Inc.	3,152
		13,443
	IT Services - 1.23%
530	BearingPoint, Inc. (a)	2,146
44	CACI International, Inc. - Class A (a)	2,248
260	CIBER, Inc. (a)	2,031
166	Gevity HR, Inc.	1,701
263	Lionbridge Technologies (a)	1,049
342	MPS Group, Inc. (a)	3,813
117	Ness Technologies, Inc. (a)	1,278
159	StarTek, Inc.	1,611
		15,877

Number of		Market
Shares		Value
	Leisure Equipment & Products - 0.82%
140	Arctic Cat, Inc.	$2,291
127	Callaway Golf Co.	2,033
96	Jakks Pacific, Inc. (a)	2,564
145	Leapfrog Enterprises, Inc. (a)	1,196
68	MarineMax, Inc. (a)	990
196	Nautilus Group, Inc.	1,562
		10,636
	Life Sciences Tools & Services - 0.15%
176	Cambrex Corp.	1,917
	Machinery - 2.23%
105	Commercial Vehicle Group, Inc. (a)	1,347
205	Federal Signal Corp.	3,149
48	Freightcar America, Inc.	1,834
43	Gehl Co. (a)	960
41	The Greenbrier Companies, Inc.	1,095
30	Kadant, Inc. (a)	840
95	Lydall, Inc. (a)	882
57	Miller Industries, Inc. (a)	976
206	Mueller Water Products, Inc. -
	Class A	2,552
63	Reliance Steel & Aluminum Co.	3,562
184	Tecumseh Products Co. (a)	3,542
193	Trimas Corp. (a)	2,561
153	Wabash National Corp.	1,727
73	Watts Water Technologies, Inc.	2,241
309	Xerium Technologies, Inc.	1,669
		28,937
	Marine - 0.09%
17	Genco Shipping & Trading Ltd.	1,114
	Media - 3.76%
95	Cinemark Holdings, Inc. (a)	1,763
707	Citadel Broadcasting Corp.	2,941
331	Cox Radio, Inc. (a)	4,320
150	Cumulus Media, Inc. (a)	1,533
763	Emmis Communications Corp.	3,769
110	Entercom Communications Corp.	2,126
148	Gray Television, Inc.	1,257
284	Journal Communications, Inc.	2,692
377	Journal Register Co.	905
261	Lee Enterprises, Inc.	4,064
295	LIN TV Corp. (a)	3,838
127	McClatchy Co.	2,537

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
87	Media General, Inc.	$2,393
316	Mediacom Communications
	Corp. (a)	2,228
374	Navarre Corp. (a)	1,406
738	Radio One, Inc. (a)	2,753
146	RCN Corp.	1,796
504	Spanish Broadcasting System (a)	1,300
837	Sun-Times Media Group, Inc.	1,900
1,154	Westwood One, Inc.	3,174
		48,695
	Metals & Mining - 1.27%
70	Compass Minerals International, Inc.	2,383
122	Gibraltar Industries, Inc.	2,257
40	Metal Management, Inc.	2,168
87	Quanex Corp.	4,087
120	Ryerson Tull, Inc.	4,049
79	Wheeling-Pittsburgh Corp. (a)	1,525
		16,469
	Multiline Retail - 1.01%
185	99 Cents Only Stores (a)	1,900
184	The Bon-Ton Stores, Inc.	4,180
209	Fred’s, Inc.	2,201
294	Gottschalks, Inc. (a)	1,276
394	Tuesday Morning Corp.	3,542
		13,099
	Multi-Utilities - 0.25%
810	Aquila, Inc. (a)	3,248
	Oil & Gas - 2.63%
83	Alon USA Energy, Inc.	2,804
110	Aventine Renewable Energy (a)	1,163
43	Comstock Resources, Inc. (a)	1,326
27	Crosstex Energy, Inc.	1,023
86	Delek US Holdings, Inc.	2,157
76	Energy Partners Ltd. (a)	1,116
297	International Coal Group, Inc. (a)	1,319
84	Knightsbridge Tankers Ltd.	2,260
77	Mariner Energy, Inc. (a)	1,595
846	Meridian Resource Corp. (a)	2,098
128	Petrohawk Energy Corp. (a)	2,102
74	Rosetta Resources, Inc. (a)	1,357
149	Ship Finance International Ltd.	3,914

Number of		Market
Shares		Value
	Oil & Gas (Continued)
49	Swift Energy Co. (a)	$2,005
55	Teekay Shipping Corp.	3,234
78	W & T Offshore, Inc.	1,902
61	Whiting Petroleum Corp. (a)	2,711
		34,086
	Paper & Forest Products - 0.74%
100	Buckeye Technologies, Inc. (a)	1,514
91	Glatfelter	1,350
120	Schweitzer-Mauduit International, Inc.	2,796
354	Wausau-Mosinee Paper Corp.	3,947
		9,607
	Personal Products - 0.27%
80	Elizabeth Arden, Inc. (a)	2,157
164	Mannatech, Inc.	1,328
		3,485
	Road & Rail - 0.94%
148	Covenant Transport, Inc. (a)	999
166	Frozen Food Express Industries, Inc.	1,117
106	Heartland Express, Inc.	1,514
81	Marten Transport Ltd. (a)	1,248
70	PAM Transportation Services (a)	1,260
114	Quality Distribution, Inc. (a)	1,015
191	Saia, Inc. (a)	3,157
51	US Xpress Enterprises, Inc. (a)	1,008
57	USA Truck, Inc. (a)	869
		12,187
	Semiconductor & Semiconductor
	Equipment - 1.28%
844	Conexant Systems, Inc. (a)	1,013
290	Entegris, Inc. (a)	2,517
97	Exar Corp. (a)	1,267
141	Genesis Microchip, Inc. (a)	1,105
107	IXYS Corp. (a)	1,116
87	Photronics, Inc. (a)	993
394	RF Micro Devices, Inc. (a)	2,651
406	Spansion, Inc. (a)	3,431
291	TriQuint Semiconductor, Inc. (a)	1,429
49	Zoran Corp. (a)	990
		16,512

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software - 0.36%
320	Borland Software Corp. (a)	$1,392
79	Dynamics Research Corp. (a)	883
154	Mentor Graphics Corp. (a)	2,325
		4,600
	Specialty Retail - 4.98%
109	AC Moore Arts & Crafts, Inc. (a)	1,718
105	Big 5 Sporting Goods Corp.	1,964
93	Books-A-Million, Inc.	1,230
55	The Buckle, Inc.	2,087
164	The Cato Corp.	3,352
156	Charlotte Russe Holding, Inc. (a)	2,284
178	The Childrens Place Retail Stores,
	Inc. (a)	4,322
223	Eddie Bauer Holdings, Inc. (a)	1,918
763	Finish Line	3,311
125	Group 1 Automotive, Inc.	4,196
180	Haverty Furniture Cos., Inc.	1,579
187	HOT Topic, Inc. (a)	1,395
176	Jo-Ann Stores, Inc. (a)	3,714
180	Lithia Motors, Inc.	3,071
55	Mothers Work, Inc. (a)	1,027
625	New York & Co, Inc. (a)	3,812
235	PEP Boys	3,297
626	Pier 1 Imports, Inc.	2,961
212	Pomeroy IT Solutions, Inc. (a)	1,707
417	Restoration Hardware, Inc. (a)	1,372
61	Rush Enterprises, Inc. - Class A (a)	1,546
136	Shoe Carnival, Inc. (a)	2,146
131	Stage Stores, Inc.	2,388
527	Stein Mart, Inc.	4,010
114	The Talbots, Inc.	2,052
74	United Retail Group, Inc. (a)	1,006
86	West Marine, Inc. (a)	993
		64,458
	Textiles, Apparel & Luxury Goods - 1.02%
99	Culp, Inc. (a)	1,028
139	Hartmarx Corp. (a)	681
116	Kenneth Cole Productions, Inc.	2,247
90	Oxford Industries, Inc.	3,251
44	Perry Ellis International, Inc. (a)	1,219
237	Quiksilver, Inc. (a)	3,389
37	UniFirst Corp.	1,386
		13,201

Number of		Market
Shares		Value
	Thrifts & Mortgage Finance - 4.45%
142	Accredited Home Lenders
	Holding Co. (a)	$1,657
91	Anchor BanCorp Wisconsin, Inc.	2,457
117	Bank Mutual Corp.	1,379
205	BankAtlantic Bancorp, Inc.	1,777
80	BankUnited Financial Corp.	1,243
32	Berkshire Hills Bancorp, Inc.	967
192	Brookline Bancorp, Inc.	2,225
99	Capitol Federal Financial	3,386
65	Centerline Holding Co.	998
67	City Bank	1,924
177	Dime Community Bancshares	2,650
139	Doral Financial Corp. (a)	3,052
73	Downey Financial Corp.	4,219
68	First Busey Corp.	1,490
33	First Defiance Financial Corp.	891
31	First Financial Holdings, Inc.	970
95	First Place Financial Corp.	1,681
52	FirstFed Financial Corp. (a)	2,577
93	Franklin Bank Corp. (a)	856
179	NewAlliance Bancshares, Inc.	2,628
74	Northwest Bancorp, Inc.	2,106
171	Ocwen Financial Corp. (a)	1,613
92	Partners Trust Financial Group, Inc.	1,120
164	PFF Bancorp, Inc.	2,516
143	Provident Financial Services, Inc.	2,341
66	Provident New York Bancorp	865
68	Sterling Financial Corp. - WA	1,830
34	TierOne Corp.	900
394	TrustCo Bank Corp NY	4,306
135	United Community Financial Corp.	975
		57,599
	Tobacco - 0.31%
622	Alliance One International, Inc. (a)	4,068
	Trading Companies & Distributors - 0.89%
97	Aceto Corp.	873
146	Applied Industrial Technologies, Inc.	4,501
88	Beacon Roofing Supply, Inc. (a)	899
46	Lawson Products	1,601
38	TAL International Group, Inc.	953
57	Watsco, Inc.	2,647
		11,474

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Water Utilities - 0.36%
43	American States Water Co.	$1,677
78	California Water Service Group	3,002
		4,679
	Wireless Telecommunication Services - 0.30%
231	USA Mobility, Inc.	3,897
	Total Common Stocks
	(Cost $1,163,048)	1,165,806
	INVESTMENT COMPANIES - 0.08%
	Investment Companies - 0.08%
62	Ares Capital Corp.	1,009
	Total Investment Companies
	(Cost $1,019)	1,009
	REAL ESTATE INVESTMENT TRUSTS - 6.72%
	Real Estate Investment Trusts - 6.72%
106	Anthracite Capital, Inc.	965
269	Anworth Mortgage Asset Corp.	1,450
35	BioMed Realty Trust, Inc.	843
79	Brandywine Realty Trust	1,999
97	CBL & Associates Properties, Inc.	3,400
213	CBRE Realty Finance, Inc.	1,257
146	Cousins Properties, Inc.	4,287
85	DCT Industrial Trust, Inc.	890
127	Deerfield Capital Corp.	1,149
57	Diamondrock Hospitality Co.	992
154	Douglas Emmett, Inc.	3,808
46	Entertainment Properties Trust	2,337
100	Equity Inns, Inc.	2,258
81	Equity One, Inc.	2,203
133	FelCor Lodging Trust, Inc.	2,651
100	Franklin Street Properties Corp.	1,725
49	Getty Realty Corp.	1,333
89	Health Care REIT, Inc.	3,937
104	Healthcare Realty Trust, Inc.	2,773
64	Highwoods Properties, Inc.	2,347
35	Home Properties, Inc.	1,826
460	HRPT Properties Trust	4,549
72	Inland Real Estate Corp.	1,115
201	Lexington Corporate Properties Trust	4,022
104	LTC Properties, Inc.	2,462
729	Luminent Mortgage Capital, Inc.	1,217
111	MFA Mortgage Investments, Inc.	894

Number of		Market
Shares		Value
	Real Estate Investment Trusts (Continued)
22	Mid-America Apartment
	Communities, Inc.	$1,097
72	Mission West Properties	875
109	National Retail Properties, Inc.	2,657
66	Nationwide Health Properties, Inc.	1,989
76	Newcastle Investment Corp.	1,339
368	NovaStar Finl, Inc.	3,264
40	Pennsylvania Real Estate
	Investment Trust	1,558
95	PMC Commercial Trust	1,244
48	Post Properties, Inc.	1,858
250	RAIT Investment Trust	2,057
106	Realty Income Corp.	2,963
149	Senior Housing Properties Trust	3,287
28	Sovran Self Storage, Inc.	1,283
48	Strategic Hotels & Resorts, Inc.	988
64	Sun Communities, Inc.	1,925
		87,073
	Total Real Estate Investment Trusts
	(Cost $81,740)	87,073
	SHORT TERM INVESTMENTS - 11.14%
	Money Market Funds - 11.14%
144,287	Federated Prime Obligations Fund
	5.16% (b)	144,287
	Total Short Term Investments
	(Cost $144,287)	144,287
	Total Investments
	(Cost $1,390,094) - 107.96%	1,398,175
	Liabilities in Excess of
	Other Assets - (7.96)%	(103,143)
	TOTAL NET
	ASSETS - 100.00%	$1,295,032

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable Rate Security. The rate shown is the rate in effect on
September 30, 2007.

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2007 (unaudited)
	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $797,947,076,
$690,879,802, $195,305,161 and
$140,821,325, respectively)[1]	$935,206,233	$787,913,998	$222,712,021	$140,266,976
Repurchase Agreements (cost $151,738,734,
$125,310,654, $40,278,110 and
$22,620,822, respectively)	151,738,734	125,310,654	40,278,110	22,620,822
Receivable for investment securities sold	13,271,768	7,203,603	4,107,006	—
Income receivable	632,718	1,477,544	63,412	123,491
Receivable for fund shares sold	1,679,282	1,839,652	431,168	636,721
Other assets	50,214	50,735	30,447	34,460
Total Assets	1,102,578,949	923,796,186	267,622,164	163,682,470
LIABILITIES:
Collateral on securities loaned	253,258,499	209,148,890	67,225,904	37,755,127
Payable to Investment Advisor	592,641	525,918	146,395	99,407
Payable to Custodian	23,908	20,779	3,969	5,323
Payable for investment securities purchased	19,358,535	7,560,875	5,942,775	—
Payable for fund shares redeemed	915,219	655,337	366,341	82,472
Other accrued expenses	362,741	332,635	99,276	74,996
Total Liabilities	274,511,543	218,244,434	73,784,660	38,017,325
NET ASSETS:	$828,067,406	$705,551,752	$193,837,504	$125,665,145

NET ASSETS CONSIST OF:
Capital stock	662,809,799	560,148,729	146,021,401	123,047,650
Unrealized appreciation (depreciation)
on investments	137,500,784	97,211,423	27,463,054	(520,281)
Accumulated undistributed net investment (loss)	(2,019,134)	5,648,990	(1,933,943)	579,175
Accumulated undistributed net realized gain	29,775,957	42,542,610	22,286,992	2,558,601
Total Net Assets	$828,067,406	$705,551,752	$193,837,504	$125,665,145

Shares outstanding (unlimited shares of no par
value authorized)	77,090,007	55,203,175	16,605,968	10,883,963
Net asset value, offering and redemption price
per share	$10.74	$12.78	$11.67	$11.55

[1] Includes loaned securities with a market value of:	$246,071,901	$200,713,816	$64,503,977	$35,977,603

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2007 (unaudited)
	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $676,511,957,
$70,269,479, $267,390,886 and
$879,772,095, respectively)[1]	$804,057,806	$98,628,880	$266,979,075	$880,835,923
Foreign currencies (cost $9,938,802, $0, $0 and
$0, respectively)	9,922,396	—	—	—
Repurchase Agreements (cost $19,569,076,
$23,077,745, $0 and $162,131,834,
respectively)	19,569,076	19,750,770	—	162,131,834
Variation margin on futures contracts	—	—	—	56,712
Cash	—	10,436	465,929	35,143,380
Receivable for investment securities sold	1,503,423	426,976	2,372,681	51,233,579
Income receivable	1,582,384	315,157	3,508,790	6,311,803
Receivable for fund shares sold	13,490,733	309,053	1,312,212	2,644,958
Other assets	46,983	14,646	21,108	16,006
Total Assets	850,172,801	119,455,918	274,659,795	1,138,374,195
LIABILITIES:
Options written at value (Premium received $0,
$0, $0 and $121,373, respectively)	—	—	—	124,469
Collateral on securities loaned	32,661,632	32,964,888	—	184,816,212
Depreciation of forward foreign currency contracts	—	—	—	346,328
Payable to Investment Advisor	577,003	64,080	174,295	468,084
Payable to Custodian	68,437	1,845	5,923	85,364
Payable for foreign currency	—	—	—	558,990
Payable for investment securities purchased	11,583,117	896,745	5,753,789	187,848,366
Payable for fund shares redeemed	734,601	122,051	100,362	1,525,039
Other accrued expenses	381,608	58,426	133,921	344,672
Total Liabilities	46,006,398	34,108,035	6,168,290	376,117,524
NET ASSETS	$804,166,403	$85,347,883	$268,491,505	$762,256,671

NET ASSETS CONSIST OF:
Capital stock	565,813,890	46,315,447	270,683,851	766,658,649
Unrealized appreciation (depreciation) on:
Investments	127,578,159	28,393,016	(411,811)	1,221,788
Written options	—	—	—	3,096
Foreign currencies	(55,653)	—	—	(50,847)
Futures contracts	—	—	—	180,767
Forward currency exchange contracts	—	—	—	(346,328)
Accumulated undistributed net investment
income	724,309	2,623,051	201,306	803,694
Accumulated undistributed net realized gain (loss)	110,105,698	8,016,369	(1,981,841)	(6,214,148)
Total Net Assets	$804,166,403	$85,347,883	$268,491,505	$762,256,671

Shares outstanding (unlimited shares
of no par value authorized)	50,886,701	4,423,846	24,850,388	82,505,264
Net asset value, offering and redemption price
per share	$15.80	$19.29	$10.80	$9.24

[1] Includes loaned securities with a market value of:	$31,498,226	$31,498,226	$—	$180,796,254

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2007 (unaudited)
	Fundamental	Fundamental	Fundamental	Fundamental
	IndexTM	IndexTM	IndexTM	IndexTM
	Large Company	Large Company	Small Company	Small Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $21,2991,745,
$13,868,327, $2,754,334 and $1,390,094,
respectively)	$22,747,747	$14,227,404	$2,822,126	$1,398,175
Variation margin on futures contracts	180	70	117	—
Cash	1,715	268	218	—
Receivable for investment securities sold	9	—	3,319	21
Income receivable	25,916	16,611	1,730	2,112
Receivable for fund shares sold	5,860,359	421,936	107,326	58,656
Receiveable from Advisor	820	1,561	3,815	4,094
Other assets	56,782	50,085	14,215	2,086
Total Assets	28,693,528	14,717,935	2,952,866	1,465,144
LIABILITIES:
Payable to Custodian	38	38	—	—
Payable for investment securities purchased	6,153,521	1,023,509	243,267	155,744
Payable for fund shares redeemed	108,502	89,997	18,731	9,065
Other accrued expenses	17,728	15,209	6,322	5,303
Total Liabilities	6,279,789	1,128,753	268,320	170,112
NET ASSETS	$22,413,739	$13,589,182	$2,684,546	$1,295,032

NET ASSETS CONSIST OF:
Capital stock	21,620,960	13,204,899	2,611,227	1,287,837
Unrealized appreciation on investments
Investments	756,002	359,078	67,791	8,081
Futures contracts	1,980	480	—	—
Accumulated undistributed net investment income	20,541	23,058	598	1,994
Accumulated undistributed net realized gain (loss)	14,256	1,667	4,930	(2,880)
Total Net Assets	$22,413,739	$13,589,182	$2,684,546	$1,295,032

Shares outstanding (unlimited shares of
no par value authorized)	2,111,265	1,304,301	259,538	126,341
Net asset value, offering and redemption price
per share	$10.62	$10.42	$10.34	$10.25

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2007 (unaudited)
	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$0, $33,746, $0 and $0, respectively)	$4,703,031	$7,844,002	$340,841	$1,053,438
Interest income	98,827	453,797	48,836	80,566
Total investment income	4,801,858	8,297,799	389,677	1,134,004
EXPENSES:
Investment advisory fees	3,678,162	3,292,695	885,646	616,632
Distribution (12b-1) fees	1,003,942	896,034	233,413	158,111
Shareholder servicing fees	200,788	179,207	46,683	31,622
Administration fees	134,865	120,641	31,500	21,526
Legal fees	54,093	48,847	13,873	10,013
Custody fees	42,284	37,317	32,008	23,620
Federal and state registration fees	27,985	24,245	13,610	13,974
Reports to shareholders	26,020	23,138	10,118	7,348
Directors’ fees and expenses	19,330	22,725	6,111	4,366
Audit fees	13,947	13,356	11,891	12,670
Fund accounting fees	11,518	20,202	6,082	3,992
Transfer agent fees and expenses	10,584	9,737	6,926	6,703
Insurance fees	9,374	10,454	2,880	2,832
Payroll expense	5,673	5,307	1,464	1,464
Compliance fees	202	277	101	91
Total expenses before securities lending credit	5,238,767	4,704,182	1,302,306	914,964
Less securities lending credit (See Note 6)	(93,508)	(74,744)	(107,291)	(48,693)
Net expenses	5,145,259	4,629,438	1,195,015	866,271
Net investment income (loss)	(343,401)	3,668,361	(805,338)	267,733
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	16,770,800	24,725,782	11,928,132	943,823
Net change in unrealized appreciation (depreciation)
on investments	71,247,417	(3,137,433)	5,665,299	(6,338,205)
Net realized and unrealized gains (losses)	88,018,217	21,588,349	17,593,431	(5,394,382)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS.	$87,674,816	$25,256,710	$16,788,093	$(5,126,649)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2007 (unaudited)
	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$1,653,157, $3,492, $0 and $0, respectively)	$11,880,110	$1,401,801	$—	$25,786
Interest income	113,671	16,892	5,299,704	20,566,952
Total investment income	11,993,781	1,418,693	5,299,704	20,592,738
EXPENSES:
Investment advisory fees	3,606,840	403,238	1,037,704	2,747,563
Distribution (12b-1) fees	969,298	106,115	324,283	930,719
Shareholder servicing fees	193,860	21,223	64,857	186,144
Administration fees	133,142	14,758	42,756	121,077
Legal fees	52,514	5,178	17,980	54,061
Custody fees	251,129	23,495	11,050	130,446
Federal and state registration fees	26,999	12,505	9,885	26,256
Reports to shareholders	23,534	5,091	6,420	18,196
Directors’ fees and expenses	24,066	2,411	8,064	23,067
Audit fees	14,033	11,555	11,768	14,993
Fund accounting fees	22,838	1,322	8,900	26,549
Transfer agent fees and expenses	10,043	6,302	7,233	9,868
Insurance fees	10,834	931	3,312	9,699
Payroll expense	4,392	549	1,464	2,562
Compliance fees	353	20	116	277
Total expenses before securities lending credit	5,343,875	614,693	1,555,792	4,301,477
Less securities lending credit (See Note 6)	(46,475)	(13,281)	—	(84,501)
Net expenses	5,297,400	601,412	1,555,792	4,216,976
Net investment income	6,696,381	817,281	3,743,912	16,375,762
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	54,653,532	5,067,136	(1,190,184)	705,313
Written options	—	—	—	154,981
Foreign currencies	(1,000,867)	—	—	116,030
Futures contracts	—	—	—	(218,666)
Forward currency contracts	—	—	—	(1,642,915)
Total	53,652,665	5,067,136	(1,190,184)	(885,257)
Net change in unrealized appreciation
(depreciation) on:
Investments	(4,810,415)	(12,269,716)	(1,829,844)	(2,451,723)
Written options	—	—	—	110,372
Foreign currencies	(39,349)	—	—	(69,343)
Futures contracts	—	—	—	632,308
Forward currency contracts	—	—	—	(6,471)
Total	(4,849,764)	(12,269,716)	(1,829,844)	(1,784,857)
Net realized and unrealized gain (loss)	48,802,901	(7,202,580)	(3,020,028)	(2,670,114)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$55,499,282	$(6,385,299)	$723,884	$13,705,648

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2007 (unaudited)
	Fundamental	Fundamental	Fundamental	Fundamental
	Index™	Index™	Index™	Index™
	Large Company	Large Company	Small Company	Small Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income	$31,272	$31,274	$2,059	$2,884
Interest income	9,494	8,030	1,643	671
Total investment income	40,766	39,304	3,702	3,555
EXPENSES:
Investment advisory fees	12,433	9,987	1,908	958
Distribution (12b-1) fees	4,144	3,329	636	320
Shareholder servicing fees	1,083	870	166	83
Administration fees	722	570	114	57
Legal fees	208	208	104	104
Custody fees	38	38	—	—
Federal and state registration fees	2,255	2,236	2,184	2,184
Reports to shareholders	156	156	104	104
Directors’ fees and expenses	156	156	104	104
Audit fees	3,855	3,855	3,855	3,855
Fund accounting fees	361	437	95	57
Transfer agent fees and expenses	76	57	57	57
Payroll expense	52	52	52	52
Compliance fees	19	19	19	19
Total expenses before expense reimbursements	25,558	21,970	9,398	7,954
Less expense reimbursement by Advisor
(See Note 3)	(5,333)	(5,724)	(6,294)	(6,393)
Net expenses	20,225	16,246	3,104	1,561
Net investment income/(loss)	20,541	23,058	598	1,994
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
Investments	(1,608)	(12,555)	(5,067)	(3,080)
Futures contracts	15,864	14,222	9,997	200
Total	14,256	1,667	4,930	(2,880)
Net change in unrealized appreciation on investments
Investments	756,002	359,078	67,791	8,081
Futures contracts	1,980	480	—	—
Total	757,982	359,558	67,791	8,081
Net realized and unrealized gains	772,238	361,225	72,721	5,201
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS.	$792,779	$384,283	$73,319	$7,195

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2007	2007	2007	2007
	(unaudited)		(unaudited)
OPERATIONS:
Net investment income/(loss)	$(343,401)	$(1,709,860)	$3,668,361	$6,814,925
Net realized gain on investment transactions	16,770,800	15,036,136	24,725,782	37,154,587
Change in unrealized appreciation (depreciation)
on investments	71,247,417	(11,322,116)	(3,137,433)	49,683,330
Net increase in net assets resulting from operations	87,674,816	2,004,160	25,256,710	93,652,842
CAPITAL SHARE TRANSACTIONS:
Shares sold	134,256,212	347,544,018	128,519,295	241,132,362
Shares issued to holders in reinvestment of dividends	—	10,257,279	—	33,955,890
Shares redeemed	(147,501,925)	(241,421,753)	(130,633,231)	(283,517,492)
Net increase (decrease)	(13,245,713)	116,379,544	(2,113,936)	(8,429,240)
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	—	(7,114,128)
From net realized gains	—	(18,666,939)	—	(55,830,479)
Total dividends and distributions	—	(18,666,939)	—	(62,944,607)

INCREASE IN NET ASSETS	74,429,103	99,716,765	23,142,774	22,278,995

NET ASSETS:
Beginning of year	$753,638,303	$653,921,538	$682,408,978	$660,129,983
End of year (including undistributed net investment
income (loss) of (($343,401), $14,784, $3,668,361
and $1,823,473, respectively)	$828,067,406	$753,638,303	$705,551,752	$682,408,978

CHANGES IN SHARES OUTSTANDING
Shares sold	13,081,125	37,074,341	10,016,688	19,578,975
Shares issued to holders in reinvestment of dividends	—	1,070,697	—	2,738,378
Shares redeemed	(14,300,353)	(25,567,414)	(10,094,033)	(23,146,431)
Net increase (decrease)	(1,219,228)	12,577,624	(77,345)	(829,078)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2007	2007	2007	2007
	(unaudited)		(unaudited)
OPERATIONS:
Net investment income (loss)	$(805,338)	$(1,179,373)	$267,733	$2,703,980
Net realized gain on investment transactions	11,928,132	11,591,748	943,823	25,993,393
Change in unrealized appreciation (depreciation)
on investments	5,665,299	(8,817,990)	(6,338,205)	(20,194,858)
Net increase (decrease) in net assets resulting
from operations	16,788,093	1,594,385	(5,126,649)	8,502,515
CAPITAL SHARE TRANSACTIONS:
Shares sold	60,640,998	89,530,789	69,616,819	66,656,437
Shares issued to holders in reinvestment of dividends	—	3,600,261	—	14,357,797
Shares redeemed	(54,995,519)	(132,302,419)	(48,904,565)	(134,065,122)
Net increase (decrease)	5,645,479	(39,171,369)	20,712,254	(53,050,888)
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	—	(2,693,593)
From net realized gains	—	(6,534,072)	—	(28,268,174)
Total dividends and distributions	—	(6,534,072)	—	(30,961,767)

INCREASE (DECREASE) IN NET ASSETS	22,433,572	(44,111,056)	15,585,605	(75,510,140)

NET ASSETS:
Beginning of year	$171,403,932	$215,514,988	$110,079,540	$185,589,680
End of year (including undistributed net investment
income (loss) of (($1,933,543), $0, $579,175 and
$38,800, respectively)	$193,837,504	$171,403,932	$125,665,145	$110,079,540

CHANGES IN SHARES OUTSTANDING
Shares sold	5,389,485	8,874,843	5,810,980	4,991,302
Shares issued to holders in reinvestment of dividends	—	357,169	—	1,193,499
Shares redeemed	(4,873,413)	(13,478,510)	(4,138,960)	(9,849,525)
Net increase (decrease)	516,072	(4,246,498)	1,672,020	(3,664,724)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2007	2007	2007	2007
	(unaudited)		(unaudited)
OPERATIONS:
Net investment income	$6,696,381	$6,842,511	$817,281	$660,581
Net realized gain on investment transactions	53,652,665	98,009,719	5,067,136	10,301,737
Change in unrealized appreciation (depreciation)
on investments	(4,849,764)	13,849,066	(12,269,716)	7,585,486
Net increase (decrease) in net assets resulting
from operations	55,499,282	118,701,296	(6,385,299)	18,547,804
CAPITAL SHARE TRANSACTIONS:
Shares sold	146,138,911	357,626,736	27,907,800	61,137,806
Shares issued to holders in reinvestment of dividends	—	46,838,067	—	3,888,581
Shares redeemed	(176,894,114)	(272,240,775)	(53,636,739)	(48,653,364)
Net increase (decrease)	(30,755,203)	132,224,028	(25,728,939)	16,373,023
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	(8,971,421)	—	(1,121,696)
From net realized gains	—	(74,819,797)	—	(5,953,056)
Total dividends and distributions	—	(83,791,218)	—	(7,074,752)

INCREASE (DECREASE) IN NET ASSETS	24,744,079	167,134,106	(32,114,238)	27,846,075

NET ASSETS:
Beginning of year	$779,422,324	$612,288,218	$117,462,121	$89,616,046
End of year (including undistributed net
investment income of $724,309,
$1,340,053, $2,623,051 and $0, respectively)	$804,166,403	$779,422,324	$85,347,883	$117,462,121

CHANGES IN SHARES OUTSTANDING
Shares sold	9,548,927	25,260,683	1,414,320	3,085,833
Shares issued to holders in reinvestment of dividends	—	3,326,567	—	192,599
Shares redeemed	(11,582,265)	(19,203,610)	(2,606,863)	(2,515,969)
Net increase (decrease)	(2,033,338)	9,383,640	(1,192,543)	762,463

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed Income Fund		Core Plus Fixed Income Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2007	2007	2007	2007
	(unaudited)		(unaudited)
OPERATIONS:
Net investment income	$3,743,912	$5,634,894	$16,375,762	$27,219,073
Net realized gain (loss) on investment transactions	(1,190,184)	(501,893)	(885,257)	437,575
Change in unrealized appreciation (depreciation)
on investments	(1,829,844)	3,528,011	(1,784,857)	11,525,919
Net increase in net assets resulting from operations	723,884	8,661,012	13,705,648	39,182,567
CAPITAL SHARE TRANSACTIONS:
Shares sold	61,430,003	112,068,712	203,864,925	345,088,680
Shares issued to holders in reinvestment of dividends	1,702,082	2,703,893	7,942,226	14,064,652
Shares redeemed	(39,590,382)	(83,186,911)	(163,616,279)	(268,111,990)
Net increase	23,541,703	31,585,694	48,190,872	91,041,342
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(3,615,928)	(5,575,058)	(15,657,678)	(27,047,513)
From net realized gains	—	—	—	—
Total dividends and distributions	(3,615,928)	(5,575,058)	(15,657,678)	(27,047,513)

INCREASE IN NET ASSETS	20,649,659	34,671,648	46,238,842	103,176,396

NET ASSETS:
Beginning of year	$247,841,846	$213,170,198	$716,017,829	$612,841,433
End of year (including undistributed net
investment income (loss) of $73,322, $201,306,
$803,694 and $(484,341), respectively)	$268,491,505	$247,841,846	$762,256,671	716,017,829

CHANGES IN SHARES OUTSTANDING
Shares sold	5,670,376	10,295,601	22,146,939	37,525,129
Shares issued to holders in reinvestment of dividends	158,137	248,714	868,124	1,531,705
Shares redeemed	(3,666,575)	(7,656,887)	(17,709,635)	(29,138,674)
Net increase	2,161,938	2,887,428	5,305,428	9,918,160

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Fundamental	Fundamental	Fundamental	Fundamental
	Index™ Large	Index™ Large	Index™ Small	Index™ Small
	Company	Company	Company	Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
	Period	Period	Period	Period
	Ended	Ended	Ended	Ended
	September 30,	September 30	September 30,	September 30
	2007	2007	2007	2007
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
OPERATIONS:
Net investment income	$20,541	$23,058	$598	$1,994
Net realized gain (loss) on investment transactions	14,256	1,667	4,930	(2,880)
Change in unrealized appreciation on investments	757,982	359,558	67,791	8,081
Net increase in net assets resulting from
operations	792,779	384,283	73,319	7,195
CAPITAL SHARE TRANSACTIONS:
Shares sold	23,388,341	14,839,601	3,007,352	1,536,094
Shares redeemed	(1,767,381)	(1,634,702)	(396,125)	(248,257)
Net increase	21,620,960	13,204,899	2,611,227	1,287,837

INCREASE IN NET ASSETS	22,413,739	13,589,182	2,684,546	1,295,032

NET ASSETS:
Beginning of year	$—	$—	$—	$—
End of year (including undistributed net
investment income of $20,541 and
$23,058, respectively)	$22,413,739	$13,589,182	$2,684,546	$1,295,032

CHANGES IN SHARES OUTSTANDING
Shares sold	2,279,478	1,460,801	297,884	150,004
Shares redeemed	(168,213)	(156,500)	(38,346)	(23,663)
Net increase	2,111,265	1,304,301	259,538	126,341

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		Large Cap Growth Fund
	Period ended	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,		June 30,	June 30,	June 30,
	2007	2007	2006		2005	2004	2003
	(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$9.62	$9.95	$9.20		$9.16	$7.59	$7.28

Income from investment operations:
Net investment loss	(0.03)	(0.02)	(0.03)		(0.03)	(0.04)	—
Net realized and unrealized gains (losses)
on investments	1.15	(0.06)	0.78		0.07	1.61	0.31
Total from investment operations	1.12	(0.08)	0.75		0.04	1.57	0.31

Less distributions:
Dividends from net investment income	—	—	—		—	—	—
Dividends from net realized gains	—	(0.25)	—		—	—	—
Total distributions	—	(0.25)	—		—	—	—
Net asset value, end of period	$10.74	$9.62	$9.95		$9.20	$9.16	$7.59

Total return	11.64%(1)	–0.80%	8.15%	(1)	0.44%	20.69%	4.26%

Supplemental data and ratios:
Net assets, end of period	$828,067,406	$753,638,303	$653,921,538		$570,471,545	$344,452,770	$118,363,326

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.30%(2)	1.33%	1.35%	(2)	1.39%	1.51%	1.63%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.28%(2)	1.31%	1.32%	(2)	1.37%	1.49%	1.49%

Ratio of net investment loss to
average net assets
Before Expense Reimbursement,
including (Recapture)	–0.11%(2)	– 0.27%	–0.38%	(2)	–0.41%	–0.83%	– 0.84%
After Expense
Reimbursement/(Recapture)	–0.09%(2)	– 0.25%	–0.35%	(2)	–0.39%	–0.81%	– 0.70%

Portfolio turnover rate	31.39%	142.66%	72.34%		21.63%	24.66%	30.47%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

			Large Cap Value Fund
	Period ended	Year ended	Period Ended	Year Ended		Year Ended	Year Ended
	September 30,	March 31,	March 31,		June 30,	June 30,	June 30,
	2007	2007	2006		2005	2004	2003
	(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$12.34	$11.77	$11.24		$10.96	$8.78	$9.20

Income from investment operations:
Net investment income	0.07	0.14	0.07		0.07	0.03	0.04
Net realized and unrealized gains (losses)
on investments	0.37	1.67	0.79		0.56	2.17	(0.41)
Total from investment operations	0.44	1.81	0.86		0.63	2.20	(0.37)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.07)		(0.05)	(0.02)	(0.04)
Dividends from net realized gains	—	(1.10)	(0.26)		(0.30)	—	(0.01)
Total distributions	—	(1.24)	(0.33)		(0.35)	(0.02)	(0.05)
Net asset value, end of period	$12.78	$12.34	$11.77		$11.24	$10.96	$8.78
Total return	3.57%(1)	15.32%	7.85%	(1)	5.69%	25.12%	-3.89%

Supplemental data and ratios:
Net assets, end of period	$705,551,752	$682,408,978	$660,129,983		$570,849,575	$340,186,439	$117,847,247

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.31%(2)	1.32%	1.36%	(2)	1.38%	1.51%	1.61%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.29%(2)	1.28%	1.30%	(2)	1.33%	1.49%	1.49%

Ratio of net investment income/(loss) to
average net assets
Before Expense Reimbursement,
including (Recapture)	1.00%(2)	1.00%	0.86%	(2)	0.67%	0.47%	0.56%
After Expense
Reimbursement/(Recapture)	1.02%(2)	1.04%	0.92%	(2)	0.72%	0.49%	0.68%

Portfolio turnover rate	17.11%	30.25%	64.61%		20.06%	26.27%	49.79%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid CapGrowth Fund
	Period ended		Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,		June 30,	June 30,	June 30,
	2007		2007	2006		2005	2004	2003
	(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$10.65		$10.60	$9.56		$9.49	$7.64	$7.20

Income from investment operations:
Net investment loss	(0.12)		(0.07)	(0.06)		(0.06)	(0.06)	—
Net realized and unrealized gains
on investments	1.14		0.56	1.95		0.13	1.91	0.44
Total from investment operations	1.02		0.49	1.89		0.07	1.85	0.44

Less distributions:
Dividends from net investment income	—		—	—		—	—	—
Dividends from net realized gains	—		(0.44)	(0.85)		—	—	—
Total distributions	—		(0.44)	(0.85)		—	—	—
Net asset value, end of period	$11.67		$10.65	$10.60		$9.56	$9.49	$7.64
Total return	9.58%	(1)	4.84%	20.82%	(1)	0.74%	24.21%	6.11%

Supplemental data and ratios:
Net assets, end of period	$193,837,504		$171,403,932	$215,514,988		$148,571,261	$87,189,588	$31,520,846

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.39%	(2)	1.43%	1.43%	(2)	1.54%	1.61%	2.01%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.28%	(2)	1.37%	1.38%(	2)	1.50%	1.57%	1.59%

Ratio of net investment income/(loss) to
average net assets
Before Expense Reimbursement,
including (Recapture)	-0.98%	(2)	-0.75%	-0.92%	(2)	-0.85%	-0.97%	-1.78%
After Expense
Reimbursement/(Recapture)	-0.86%	(2)	-0.69%	-0.87%(	2)	-0.81%	-0.93%	-1.36%

Portfolio turnover rate	94.40%		213.08%	180.64%		99.09%	56.19%	19.02%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

			Small/Mid Cap Value Fund
	Period ended	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,		June 30,	June 30,	June 30,
	2007	2007	2006		2005	2004	2003
	(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$11.95	$14.41	$13.89		$12.93	$10.13	$10.15

Income from investment operations:
Net investment income (loss)	0.05	0.31	(0.04)		(0.04)	(0.04)	—
Net realized and unrealized gains/(losses)
on investments	(0.45)	0.81	1.52		1.40	2.84	(0.02)
Total from investment operations	(0.40)	1.12	1.48		1.36	2.80	(0.02)

Less distributions:
Dividends from net investment income	—	(0.31)	—		—	—	—
Dividends from net realized gains	—	(3.27)	(0.96)		(0.40)	—	—
Total distributions	—	(3.58)	(0.96)		(0.40)	—	—
Net asset value, end of period	$11.55	$11.95	$14.41		$13.89	$12.93	$10.13
Total return	-3.35%(1)	7.63%	11.18%	(1)	10.56%	27.64%	-0.20%

Supplemental data and ratios:
Net assets, end of period	$125,665,145	$110,079,540	$185,589,680		$131,103,625	$98,948,678	$29,703,370

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.45%(2)	1.47%	1.55%	(2)	1.61%	1.66%	2.20%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.37%(2)	1.41%	1.53%	(2)	1.59%	1.56%	1.59%

Ratio of net investment loss to
average net assets
Before Expense Reimbursement,
including (Recapture)	0.35%(2)	1.68%	-0.45%	(2)	-0.32%	-0.53%	-0.97%
After Expense
Reimbursement/(Recapture)	0.42%(2)	1.75%	-0.43%	(2)	-0.30%	-0.43%	-0.36%

Portfolio turnover rate	47.96%	174.94%	72.42%		92.42%	82.83%	64.32%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund
	Period ended		Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,		June 30,	June 30,	June 30,
	2007		2007	2006		2005	2004	2003
	(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$14.73		$14.06	$11.79		$10.43	$8.22	$8.96

Income from investment operations:
Net investment income (loss)	(0.01)		0.16	(0.01)		0.10	0.02	0.06
Net realized and unrealized gains/(losses)
on investments	1.08		2.24	3.40		1.40	2.23	(0.77)
Total from investment operations	1.07		2.40	3.39		1.50	2.25	(0.71)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.15)		(0.06)	(0.04)	(0.03)
Dividends from net realized gains	—		(1.55)	(0.97)		(0.08)	—	—
Total distributions	—		(1.73)	(1.12)		(0.14)	(0.04)	(0.03)
Net asset value, end of period	$15.80		$14.73	$14.06		$11.79	$10.43	$8.22
Total return	7.26	%(1)	17.65%	29.75	%(1)	14.37%	27.40%	-7.92%

Supplemental data and ratios:
Net assets, end of period	$804,166,403		$779,422,324	$612,288,218		$412,985,571	$261,777,374	$76,915,396

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.38	%(2)	1.39%	1.38	%(2)	1.38%	1.53%	1.60%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.37	%(2)	1.37%	1.34	%(2)	1.33%	1.47%	1.59%

Ratio of net investment income/(loss) to
average net assets
Before Expense Reimbursement,
including (Recapture)	1.72	%(2)	0.95%	-0.16	%(2)	1.01%	0.56%	0.97%
After Expense
Reimbursement/(Recapture)	1.73	%(2)	0.97%	-0.12	%(2)	1.06%	0.62%	0.99%

Portfolio turnover rate	57.89%		89.16%	66.98%		80.32%	60.74%	148.87%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Period ended		Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,		June 30,	June 30,	June 30,
	2007		2007	2006		2005	2004	2003
	(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$20.91		$18.46	$17.31		$13.66	$11.27	$11.18

Income from investment operations:
Net investment income	0.59		0.16	0.33		0.44	0.44	0.45
Net realized and unrealized gains/(losses)
on investments	(2.21)		3.84	3.27		4.04	2.27	0.05
Total from investment operations	(1.62)		4.00	3.60		4.48	2.71	0.50

Less distributions:
Dividends from net investment income	—		(0.25)	(0.32)		(0.43)	(0.32)	(0.33)
Dividends from net realized gains	—		(1.30)	(2.13)		(0.40)	—	(0.08)
Total distributions	—		(1.55)	(2.45)		(0.83)	(0.32)	(0.41)
Net asset value, end of period	$19.29		$20.91	$18.46		$17.31	$13.66	$11.27
Total return	-7.75	%(1)	21.96%	22.94	%(1)	33.22%	24.24%	4.87%

Supplemental data and ratios:
Net assets, end of period	$85,347,883		$117,462,121	$89,616,046		$75,043,878	$79,795,852	$26,188,608

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.45	%(2)	1.49%	1.51	%(2)	1.51%	1.56%	2.02%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.42	%(2)	1.46%	1.49	%(2)	1.49%	1.49%	1.49%

Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	1.89	%(2)	0.67%	2.46	%(2)	2.83%	3.35%	3.80%
After Expense
Reimbursement/(Recapture)	1.92	%(2)	0.70%	2.48	%(2)	2.85%	3.41%	4.33%

Portfolio turnover rate	22.05%		43.86%	41.09%		77.64%	24.30%	28.71%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Period ended		Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,		June 30,	June 30,	June 30,
	2007		2007	2006		2005	2004	2003
	(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$10.92		$10.77	$11.01		$10.75	$11.05	$10.46

Income from investment operations:
Net investment income	0.15		0.27	0.17		0.20	0.17	0.22
Net realized and unrealized gains/(losses)
on investments	(0.12)		0.15	(0.24)		0.26	(0.28)	0.59
Total from investment operations	0.03		0.42	(0.07)		0.46	(0.11)	0.81

Less distributions:
Dividends from net investment income	(0.15)		(0.27)	(0.17)		(0.20)	(0.17)	(0.22)
Dividends from net realized gains	—		—	—		—	(0.02)	—
Total distributions	(0.15)		(0.27)	(0.17)		(0.20)	(0.19)	(0.22)
Net asset value, end of period	$10.80		$10.92	$10.77		$11.01	$10.75	$11.05
Total return	0.28	%(1)	3.92%	-0.64	%(1)	4.29%	-1.01%	7.78%

Supplemental data and ratios:
Net assets, end of period	$268,491,505		$247,841,846	$213,170,198		$157,544,853	$80,301,556	$26,100,100

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.20	%(2)	1.28%	1.29	%(2)	1.33%	1.41%	1.82%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.20	%(2)	1.28%	1.29	%(2)	1.29%	1.29%	1.29%

Ratio of net investment income/(loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	2.89	%(2)	2.53%	2.15	%(2)	1.90%	1.65%	1.66%
After Expense
Reimbursement/(Recapture)	2.89	%(2)	2.53%	2.15	%(2)	1.94%	1.77%	2.19%

Portfolio turnover rate	34.22%		50.36%	14.61%		30.05%	18.90%	19.18%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund
	Period ended		Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	September 30,		March 31,	March 31,		June 30,	June 30,	June 30,
	2007		2007	2006		2005	2004	2003
	(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$9.27		$9.11	$10.73		$10.38	$10.71	$10.15

Income from investment operations:
Net investment income	0.21		0.38	0.34		0.25	0.36	0.48
Net realized and unrealized gains/(losses)
on investments	(0.05)		0.15	(0.39)		0.41	(0.34)	0.56
Total from investment operations	0.16		0.53	(0.05)		0.66	0.02	1.04

Less distributions:
Dividends from net investment income	(0.19)		(0.37)	(0.26)		(0.27)	(0.35)	(0.48)
Dividends from net realized gains	—		—	(0.08)		(0.04)	—	—
Return of Capital	—		—	(1.23)		—	—	—
Total distributions	(0.19)		(0.37)	(1.57)		(0.31)	(0.35)	(0.48)
Net asset value, end of period	$9.24		$9.27	$9.11		$10.73	$10.38	$10.71
Total return	1.81	%(1)	5.96%	-0.48	%(1)	6.47%	0.21%	10.47%

Supplemental data and ratios:
Net assets, end of period	$762,256,671		$716,017,829	$612,841,433		$508,047,802	$284,788,044	$110,280,032

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.15	%(2)	1.16%	1.19	%(2)	1.24%	1.29%	1.41%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.13	%(2)	1.14%	1.16	%(2)	1.20%	1.29%	1.29%

Ratio of net investment income/(loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	4.38	%(2)	4.14%	3.43	%(2)	2.51%	3.71%	4.69%
After Expense Reimbursement/
(Recapture)	4.40	%(2)	4.16%	3.47	%(2)	2.55%	3.71%	4.81%

Portfolio turnover rate	186.57%		280.55%	261.52%		471.24%	11.82%	52.99%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Fundamental		Fundamental		Fundamental		Fundamental
	Index™		Index™		Index™		Index™
	Large Company		Large Company		Small Company		Small Company
	Growth Fund		Value Fund		Growth Fund		Value Fund
	August 9, 2007(1)		August 9, 2007(1)		August 9, 2007(1)		August 9, 2007(1)
	through		through		through		through
	September 30,		September 30,		September 30,		September 30,
	2007		2007		2007		2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income from investment operations:
Net investment income	0.01		0.02		—		0.02
Net realized and unrealized gains on investments	0.61		0.40		0.34		0.23
Total from investment operations	0.62		0.42		0.34		0.25
Less distributions:
Dividends from net investment income	—		—		—		—
Dividends from net realized gains	—		—		—		—
Total distributions	—		—		—		—
Net asset value, end of	$10.62		$10.42		$10.34		$10.25

Total return	6.20	%(1)	4.20	%(1)	3.40	%(1)	2.50	%(1)

Supplemental data and ratios:
Net assets, end of period	$22,413,739		$13,589,182		$2,684,546		$1,295,032

Ratio of expenses to average net assets
Before Expense Reimbursement	1.51	%(2)	1.62	%(2)	3.63	%(2)	6.11	%(2)
After Expense Reimbursement	1.20	%(2)	1.20	%(2)	1.20	%(2)	1.20	%(2)

Ratio of net investment loss to average net assets
Before Expense Reimbursement	1.53	%(2)	2.12	%(2)	2.66	%(2)	6.44	%(2)
After Expense Reimbursement	1.22	%(2)	1.70	%(2)	0.23	%(2)	1.53	%(2)

Portfolio turnover	6.36%		9.58%		13,87%		22.93%

(1) Commencement of Operations.
(2) Not Annualized.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2007 (unaudited)

1.	Organization
AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twelve funds (the “Funds”). The following eight funds are non-diversified: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund. The following four funds are diversified: AssetMark Fundamental Index™ Large Company Growth Fund, AssetMark Fundamental Index™ Large Company Value Fund, AssetMark Fundamental Index™ Small Company Growth Fund and AssetMark Fundamental Index™ Small Company Value Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fundamental Index Funds commenced on August 9, 2007. The other eight Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation
Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADR’s are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a fund calculates net asset value will be valued at their fair market value as determined by the Valuation Committee.

(b)	Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the period ended September 30, 2007. For all Funds engaged in securities lending, portions of cash collateral for securities on loan were invested in repurchase agreements at September 30, 2007.

(c)	Federal Income Taxes
The Funds intend to continue to comply with the requirements of sub chapter M of the InternalRevenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(f)	Expenses
Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)
Security Transactions and Income Recognition Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(h)	Distributions to Shareholders
The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(i)	Derivatives
Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

Options
Exchange traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.

As of September 30, 2007, the Core Plus Fixed Income Fund has entered into written call options, for which sufficient collateral was set aside, as disclosed in the Schedule of Investments.

Futures
Each actively managed Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. Each Fundamental Index™ Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost effective manner in accordance with its principal investment strategies. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Core Plus Fixed Income Fund may also purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Plus Fixed Income Fund may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps
The Core Plus Fixed Income Fund may enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the swap.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

During the period ended September 30, 2007, the Funds had no open or outstanding swap contracts.

(j)	Securities Purchased on a Forward-Commitment Basis

The Funds may enter into when-issued or other transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage ‘‘dollar rolls’’ in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(k)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(l)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(m)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(n)	Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $42,000 per year and $3,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Board contains a lead Trustee who receives a retainer fee of $48,000 per year. Telephonic meeting fees are determined according to length of the meeting as follows: $1,500 for one to two hours, $2,000 for two to three hours and $3,500 for three hours or longer. Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark Investment Services, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
Fundamental Index™ Large Company
Growth Fund	0.75%
Fundamental Index™ Large Company
Value Fund	0.75%
Fundamental Index™ Small Company
Growth Fund	0.75%
Fundamental Index™ Small Company
Value Fund	0.75%

In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee to the extent necessary to pass on certain breakpoints in the underlying sub-advisory fee arrangements that are reached as Fund assets grow.
The Advisor has agreed to waive, through October 31, 2008, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Fundamental Index™ Large Company
Growth Fund	1.22%
Fundamental Index™ Large Company
Value Fund	1.22%
Fundamental Index™ Small Company
Growth Fund	1.22%
Fundamental Index™ Small Company
Value Fund	1.22%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. As of September 30, 2007, the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

The Advisor is currently waiving expenses in the Fundamental Index™ Large Company Growth Fund, Fundamental Index™ Large Company Value Fund, Fundamental Index™ Small Company Growth Fund and Fundamental Index™ Small Company Value Fund to keep these funds at their expense cap. Waived expenses subject to potential recovery are as follows:

Year of
Expiration
03/31/2011
Fundamental Index™ Large Company
Growth Fund	$12,737
Fundamental Index™ Large Company
Value Fund	13,319
Fundamental Index™ Small Company
Growth Fund	10,523
Fundamental Index™ Small Company
Value Fund	10,727

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. For example, these amounts are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark Investment Services Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided in connection with the program. AssetMark Capital Corporation, an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective August 30, 2007 the Funds entered into a new securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, a percentage of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of September 30, 2007, the Funds (excluding the Fundamental Index™ Funds) had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

As of September 30, 2007, the values of securities loaned and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral
Large Cap Growth Fund	$246,071,901	$253,258,499
Large Cap Value Fund	200,713,816	209,148,890
Small/Mid Cap
Growth Fund	64,503,977	67,225,904
Small/Mid Cap
Value Fund	35,977,603	37,755,127
International
Equity Fund	31,498,226	32,661,632
Real Estate
Securities Fund	32,083,615	32,964,888
Core Plus Fixed
Income Fund	180,796,254	184,816,212

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended September 30, 2007 are summarized below.

	Purchases	Sales
Large Cap Growth Fund	246,618,543	260,239,216
Large Cap Value Fund	124,794,147	117,115,664
Small/Mid Cap
Growth Fund	176,258,247	172,739,039
Small/Mid Cap Value Fund	77,584,272	58,391,248
International Equity Fund	439,588,806	466,245,662
Real Estate Securities Fund	18,911,667	42,774,730
Tax-Exempt Fixed
Income Fund	110,814,933	88,294,802
Core Plus Fixed
Income Fund*	1,342,486,889	1,261,036,279
Fundamental Index™ Large
Company Growth Fund	21,459,698	671,087
Fundamental Index™ Large
Company Value Fund	13,551,255	678,974
Fundamental Index™ Small
Company Growth Fund	2,721,114	190,826
Fundamental Index™ Small
Company Value Fund	1,406,281	157,355

* Included in these amounts were $100,400,291 of purchases and
$123,369,607 of sales of U.S. Government Securities.

8.	Option Contracts Written

The premium amount and number of option contracts written during the year ended September 30, 2007 in the AssetMark Core Plus Fixed Income Fund, were as follows:

	Amount of Premiums	Number of Contracts
Outstanding at 3/31/07	$ (46,308)	(232)
Options written	(258,594)	(650)
Options expired	65,657	(206)
Options exercised	—	—
Options closed	117,872	438
Outstanding at 9/30/07	$(121,373)	(238)

9.	Other Tax Information

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

These differences are primarily due to net operating losses and foreign currency. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock
Large Cap
Growth
Fund	$1,693,201	$ 12,989	$(1,706,190)
Large Cap
Value Fund	—	(2)	2
Small/Mid
Cap
Growth
Fund	1,179,373	(1,179,373)	—
Small/Mid
Cap Value
Fund	28,413	(11,913)	(16,500)
International
Equity
Fund	6,930,540	(6,930,540)	—
Real Estate
Securities
Fund	461,115	(461,115)	—
Tax-Exempt
Fixed
Income
Fund	—	—	—
Core Plus
Fixed
Income
Fund	(411,586)	432,999	(21,413)

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

Capital losses expiring:
	3/31/12	3/31/13
Large Cap Growth Fund	—	—
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed
Income Fund	(16,163)	(128,240)
Core Plus Fixed
Income Fund	—	—
	3/31/14	3/31/15
Large Cap Growth Fund	—	—
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed
Income Fund	(10,395)	(573,575)
Core Plus Fixed
Income Fund	(2,286,685)	(2,411,835)

Additionally, at March 31, 2007, the Funds deferred on a tax basis post-October losses of $63,284 for the Tax-Exempt Fixed Income Fund and $826,744 for the Core Plus Fixed Income Fund.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

The tax components of distributions paid during the fiscal years ended March 31, 2007 and March 31, 2006 are as follows:

	Year Ended
	March 31, 2007
	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions
Large Cap
Growth Fund	—	$18,666,939
Large Cap
Value Fund	$21,479,966	41,464,641
Small/Mid Cap
Growth Fund	5,361,435	1,172,637
Small/Mid Cap
Value Fund	10,109,223	20,852,544
International
Equity Fund	45,260,017	38,531,201
Real Estate
Securities Fund	1,993,621	5,081,132
Tax-Exempt Fixed
Income Fund	5,575,058*	—
Core Plus Fixed
Income Fund	27,047,513	—

* Contains $5,575,058 of tax-exempt income.

	Period Ended March 31, 2006
	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital
Large Cap
Growth Fund	—	—	—
Large Cap
Value Fund	$11,863,655	$7,148,112	$—
Small/Mid
Cap Growth
Fund	4,714,801	10,888,147	—
Small/Mid
Cap Value
Fund	3,728,475	7,802,865	—
International
Equity Fund	22,611,018	19,370,573	—
Real Estate
Securities
Fund	2,486,920	7,289,762	—
Tax-Exempt
Fixed Income
Fund	3,056,168*	—	—
Core Plus Fixed
Income Fund	19,005,741	1,293,014	69,195,594

* Contains $3,056,168 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007 (unaudited)

At March 31, 2007 the components of accumulated earnings/losses on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate	Tax-Exempt	Core Plus
	Growth	Value	Cap Growth	Cap Value	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of
investments	$812,174,267	$682,998,447	$180,872,429	$125,714,768	$686,549,391	$100,351,849	$246,674,581	$862,577,482
Gross
unrealized
appreciation	81,277,504	116,061,365	24,750,787	8,368,100	143,526,249	41,420,847	2,013,105	9,620,151
Gross
unrealized
depreciation	(18,848,214)	(16,378,535)	(3,829,875)	(2,607,531)	(13,757,859)	(1,633,241)	(595,072)	(6,025,998)
Net unrealized
apprec/deprec	62,429,290	99,682,830	20,920,912	5,760,569	129,768,390	39,787,606	1,418,033	3,594,153

Undistributed
tax-exempt
ordinary
income	—	—	—	—	—	—	71,095	—
Undistributed
ordinary
income	—	8,595,902	4,966,236	1,900,626	19,584,694	744,804	2,227	—
Undistributed
long-term
capital gain	16,859,691	11,867,579	5,134,236	100,380	34,158,185	4,886,562	—	—
Total
distributable
earnings	16,859,691	20,463,481	10,100,472	2,001,006	53,742,879	5,631,366	73,322	—

Other
accumulated
losses	—	—	—	—	(658,038)	(1,237)	(791,657)	(6,021,875)
Total
accumulated
earnings/
(losses)	$79,288,981	$120,146,311	$31,021,384	$7,761,575	$182,853,231	$45,417,735	$699,698	$(2,427,722)

10.	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is in the process of evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements and believes that there will not be a material impact.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At March 31, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

1.	Foreign Tax Credit (Unaudited)
For the year ended March 31, 2007, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Austria	$656,776.11	$150,834.62
Australia	89.92	(13.49)
Belgium	349,367.78	56,611.48
Brazil	357,893.78	46,282.59
Canada	15,236.90	2,285.53
Denmark	27,501.75	4,125.26
France	2,415,850.23	343,479.54
Germany	990,179.35	163,653.87
Greece	506,355.31	—
Hong Kong	527,605.93	5,874.00
Ireland	93,296.70	—
Israel	4,506.52	721.04
Italy	1,099,392.28	180,729.08
Japan	2,114,717.05	152,687.80
Luxemburg	322,529.34	48,379.40
Mexico	168,674.00	—
Netherlands	188,150.42	28,222.56
Philippines	14,842.00	3,710.50
Norway	240,260.31	36,039.05
Russia	72,187.04	10,828.06
Singapore	130,578.87	—
South Africa	76,527.61	—
South Korea	165,991.58	27,388.61
Spain	301,394.45	47,317.92
Sweden	632,511.77	104,726.97
Switzerland	630,542.19	96,267.81
Taiwan	269,970.27	57,531.63
Total	$12,372,929.46	$1,567,683.83

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

2.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Independent Trustees
R. Thomas DeBerry, 65	Trustee	Indefinite Term	President, DeBerry Consulting (a	12	None
c/o AssetMark		since January	securities consulting firm) (1988-present);
Investment Services, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523

William J. Klipp, 51	Trustee	Indefinite Term	Retired; President and Chief Operating	12	Trustee of
c/o AssetMark		since January	Officer, Charles Schwab Investment		Adelante
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Funds
2300 Contra Costa			President, Schwab Funds (1993-1999).		(2000-present).
Boulevard, Suite 600
Pleasant Hill, CA 94523

Leonard H. Rossen, 75	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	12	None
c/o AssetMark		since January	consulting firm) (1999-present).
Investment Services, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523

Dennis G. Schmal, 60	Trustee	Indefinite Term	Self-employed consultant.	12	Director/Chairman,
c/o AssetMark		Since July 2007.			Pacific Metrics Corp.
Investment Services, Inc.					(2005 to present);
2300 Contra Costa					Director, Varian
Boulevard, Suite 600					Semiconductor
Pleasant Hill, CA 94523					Equipment Associates,
					Inc. (2004 to present);
					Director, MCF Corp.
					(2003 to present).

Interested Trustees
Ronald Cordes*, 48	President,	Indefinite Term	Principal, AssetMark Investment	12	None
AssetMark Investment	Chairperson,	since January	Services, Inc. (1994-present).
2300 Contra Costa	Trustee	2001.
Boulevard, Suite 600
Pleasant Hill, CA 94523

Officers
John Whittaker, 38	Vice	1-Year Term	Senior Vice President and Chief Operating	N/A	N/A
AssetMark	President	since January	Officer, AssetMark Investment
Investment Services, Inc.		2001	Services, Inc. (2000 to present).
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Officers
Carrie E. Hansen, 37	Treasurer,	1-Year Term	Senior Vice President, Managing Director of the	N/A	N/A
AssetMark	Chief	since January	AssetMark Funds, Chief Compliance Officer,
Investment Services, Inc.	Compliance	2001	AssetMark Investment Services, Inc. (2007 to
2300 Contra Costa	Officer		present); Senior Vice President, CFO/CCO,
Boulevard, Suite 600	and AML		AssetMark Investment Services, Inc. (2004 to
Pleasant Hill, CA 94523	Compliance		2007); Vice President, CFO/Director of
	Officer		Operations, AssetMark Investment Services,
Inc. (2000 to 2004).

Chris Villas-Chernak, 39	Secretary	1-Year Term	Senior Compliance Officer, AssetMark	N/A	N/A
AssetMark		since September	Investment Services, Inc., 2005 to present; Fund
Investment Services, Inc.		2006	Administration and Compliance Manager,
2300 Contra Costa			AssetMark Investment Services, Inc., 2004 to
Boulevard, Suite 600			2005; Fund Administration and Compliance
Pleasant Hill, CA 94523			Specialist, AssetMark Investment Services, Inc.,
2002 to 2004.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of  charge upon request by calling the Funds toll free at (888) 278-5809.

* Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

3.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

4.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)
The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

5.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)
At a meeting held on May 15, 2007, the Board of Trustees (the “Board” or the “Trustees”) of AssetMark Funds (the “Trust”) conducted its annual review and consideration of the renewal of the Investment Advisory Agreement between AssetMark Investment Services, Inc. (“AssetMark”) and the Trust, on behalf of each of the AssetMark Funds (the “Advisory Agreement”). In its consideration of the renewal of the Advisory Agreement that was currently in place between AssetMark and the Trust, on behalf of the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund (the “Actively Managed Funds”), the Board also contemplated an amendment to the Advisory Agreement to include the AssetMark Fundamental Index™ Large Company Growth Fund, AssetMark Fundamental Index™ Large Company Value Fund, AssetMark Fundamental Index™ Small Company Growth Fund, AssetMark Fundamental Index™ Small Company Value Fund and AssetMark Fundamental Index™ International Equity Fund (the “Fundamental Index™ Funds” and, together with the Actively Managed Funds, the “Funds” and each, a “Fund”). In addition, the Board considered the renewal of a number of sub-advisory agreements (each, a “Renewed Sub-Advisory Agreement”) for the Funds, as well as the approval of new sub-advisory agreements with the two sub-advisors for the Fundamental Index™ Funds: Research Affiliates, LLC (“Research Affiliates”) and Russell Implementation Services, Inc. (“Russell”) (the “New Sub-Advisory Agreements”). The Board, including all of the independent Trustees, determined to renew or approve all of the agreements.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

In addition, at a meeting held on August 30, 2007, the Board considered and approved a new sub-advisory agreement between Nuveen Asset Management (“Nuveen”) and AssetMark, on behalf of the AssetMark Tax-Exempt Fixed Income Fund (the “Tax-Exempt Fixed Income Fund”), in the expectation that Nuveen, a current sub-advisor of the Tax-Exempt Fixed Income Fund, would undergo a change in ownership during the fourth calendar quarter of 2007. Specifically, it was anticipated that Nuveen Investments, Inc. (“Nuveen Investments”), the corporate parent of Nuveen, would enter into a transaction whereby it would be acquired by a group of private investors (the “Transaction”), which would constitute an assignment and result in the termination of the existing sub-advisory agreement under its terms. The terms of the proposed new sub-advisory agreement with Nuveen, other than the date, were identical in all respects to the sub-advisory agreement that had been considered and approved at the May 15, 2007 meeting and that was currently in effect. In order to permit Nuveen to continue to provide investment advisory services to the Tax-Exempt Fixed Income Fund following the Transaction, the Board considered and approved a new sub-advisory agreement for the Tax-Exempt Fixed Income Fund (the “Nuveen Sub-Advisory Agreement”) at the meeting held on August 30, 2007, to become effective following the Transaction. The Nuveen Sub-Advisory Agreement was not submitted to a vote of shareholders, in accordance with the terms of an exemptive order that AssetMark and the Funds have received from the U.S. Securities and Exchange Commission.

The material terms of the Advisory Agreement are substantially identical to those of the existing Investment Advisory Agreement; the material terms of the Renewed Sub-Advisory Agreements are substantially identical to those of the existing sub-advisory agreements; and the material terms of the Nuveen Sub-Advisory Agreement are substantially identical to those of the agreement that it superseded. The Advisory Agreement, Renewed Sub-Advisory Agreements, New Sub-Advisory Agreements and Nuveen Sub-Advisory Agreement are collectively referred to herein as, the “Agreements.”

The Funds are managed using a “manager of managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of a Fund’s portfolio. Under this structure, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board is engaged in monitoring this process in connection with quarterly meetings held throughout the year and, under the manager of managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The information, the material factors considered and the conclusions that formed the basis of the Board’s approval of each Agreement are described below. This summary describes, in the case of each Agreement, the most important, but not all, of the factors evaluated by the Board. In preparation for each meeting, the Trustees requested, received and considered information relevant to their consideration of each Agreement. In deciding to approve each Agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

The Advisory Agreement
Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board with regard to the Funds related to, among other things: (a) the terms and conditions of the Advisory Agreement; (b) the nature, quality and scope of the services to be provided by AssetMark under the Advisory Agreement, as well as the fees charged for such services; (c) any financial benefits that may flow to AssetMark (in addition to fees) as a result of AssetMark’s relationship with the Funds; (d) AssetMark’s profitability in managing each Fund; (e) AssetMark’s analysis of economies of scale in its operations and those of the Funds and the related fee waivers (breakpoints); and (f) AssetMark’s contractual agreement to subsidize the Funds’ expenses at specific levels.

In addition, during the course of the year, the Trustees received a wide variety of materials relating to the services provided by AssetMark to the Actively Managed Funds, including (a) reports on the Actively Managed Funds’ investment performance; (b) reports on AssetMark’s deliberations and consultations regarding the evaluation of sub-advisors; (c) monitoring of the sub-advisors’ portfolio securities trading and brokerage practices; (d) distribution, sales, redemptions of Fund shares and related shareholder services; (e) monitoring of the other service providers; (f) compliance reports; and (g) other information relating to the nature, extent and quality of services provided by AssetMark to the Actively Managed Funds.
The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering the renewal of the Agreements. The independent Trustees discussed the renewal of the Agreements in communications prior to the May 15, 2007 Board meeting and, during the course of the meetings in several private sessions with independent counsel, at which no representatives of AssetMark were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decisions to approve the Agreements both for the Funds as a whole and for each Fund. In connection with the Board’s consideration of approving AssetMark as the Advisor for the Fundamental Index™ Funds under the Advisory Agreement, the Board considered similar factors to those that the Board considered in approving the Advisory Agreement for the Actively Managed Funds. These factors and conclusions are described below.

The Nature, Extent and Quality of the Services Provided by AssetMark

With respect to the nature, extent and quality of services provided by AssetMark, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, AssetMark maintains a primary focus on the selection, evaluation and oversight of the Funds’ various sub-advisors and considered the Advisory Agreement in this context.

The Trustees considered AssetMark’s process for managing the Funds’ sub-advisors, including (a) AssetMark’s ability to select and monitor the sub-advisors of the various Funds; (b) AssetMark’s ability and willingness to identify instances where there may be a need to replace a sub-advisor, and to accomplish any changes; and (c) AssetMark’s use of a third-party investment consultant as needed. The Trustees also considered: (d) the experience, capability and integrity of AssetMark’s management and other personnel; (e) the financial position of AssetMark; (f) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Funds; and (h) AssetMark’s supervision of the Funds’ third-party service providers.

The Board evaluated AssetMark’s capabilities in providing the administrative and compliance services needed to support the management of the Funds. In this regard, the Board considered the information provided to them throughout the course of the year, as well as information gathered at visits the Trustees have paid to AssetMark’s offices and at regular meetings with the Trust’s Chief Compliance Officer at which she provides the Trustees with details regarding AssetMark’s compliance functions. The Board also considered AssetMark’s willingness to add personnel as the Trust has grown in order to ensure that appropriate staffing levels are maintained.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

In connection with its approval of the Advisory Agreement on behalf of the Fundamental Index™ Funds, the Board considered the services to be provided to the such Funds. The Trustees discussed their experience in dealing with AssetMark in its role as investment advisor to the Actively Managed Funds in the six-year period since the Actively Managed Funds’ inception. The Trustees considered the breadth and quality of services that AssetMark provides to the Actively Managed Funds, particularly with respect to monitoring sub-advisors, and considered that AssetMark would be performing a similar monitoring function for the Fundamental Index™ Funds. The Trustees also considered that the Funds are an integral part of AssetMark’s program of asset allocation and shareholder services. In addition, the Trustees considered AssetMark’s ability to provide administrative and compliance-related services in connection with AssetMark’s oversight of the sub-advisors’ compliance with the Funds’ respective investment objectives, policies and restrictions; review of trading and brokerage matters; and other oversight activities.

Based on the factors described above, among others, as well as the information provided to the Board in advance of the May 15, 2007 meeting and throughout the past year, the Trustees concluded that the nature, extent and quality of the services to be provided by AssetMark to each Fund will benefit each Fund and its shareholders.

The Investment Performance of the Funds

The Board considered the overall investment performance of the Actively Managed Funds, and evaluated Fund performance in the context of a manager-of-managers structure and the special considerations that such a structure requires. The Board also considered that AssetMark continued to be proactive in seeking to replace and/or add sub-advisors with a view toward improving Fund performance over the long-term.

The Trustees considered whether the Actively Managed Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions. The Trustees also considered each Actively Managed Fund’s investment performance relative to its respective benchmark index. The Trustees concluded that AssetMark’s performance record in managing each of the Actively Managed Funds indicates that its continued management will benefit each Fund and its shareholders.
Because the Fundamental Index™ Funds are newly-formed and have not commenced investment operations at the time of the May 15, 2007 meeting, the Trustees could not consider the investment performance of the Fundamental Index™ Funds as a factor in considering the approval of the Advisory Agreement on behalf of the Fundamental Index™ Funds. The Trustees did consider, to the extent the Trustees deemed applicable, the performance of the Actively Managed Funds, as well as AssetMark’s role in generating such performance. The Trustees determined that this factor supported the approval of the Advisory Agreement on behalf of the Fundamental Index™ Funds.

Advisory Fees and Total Expenses

The Board considered a detailed analysis of the Funds’ fees and expenses. The Trustees compared the advisory fees and total expenses of each Actively Managed Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider. These materials included comparisons of each Actively Managed Fund’s expenses to industry averages; expense ratios of sub-advised fund families; income statement data for other investment managers; and fee schedules for the Funds’ sub-advisors. The Trustees observed that the Actively Managed Funds’ total expenses were approximately equal to those of the group’s average, with the exception of the Tax-Exempt Fixed Income Fund.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

The Trustees considered the expense limitation arrangement under which AssetMark had subsidized the Actively Managed Funds’ expenses since the Funds’ inception, as well as AssetMark’s other efforts to reduce overall Fund expenses, and the Trustees considered AssetMark’s agreement to waive a portion of its advisory fee so as to pass on to shareholders a portion of the economies that may result from breakpoints in certain of the sub-advisory fee schedules. After comparing each Actively Managed Fund’s proposed fees with those of other comparable funds, and in light of the nature, extent and quality of services provided to the Actively Managed Funds by AssetMark, as well as the costs incurred by AssetMark in rendering those services, the Trustees concluded that the level of fees paid to AssetMark with respect to each Actively Managed Fund was fair and reasonable, and that this factor supported the Board’s determination to approve the Advisory Agreement on behalf of each Actively Managed Fund.

The Trustees noted AssetMark’s commitment to limit each Fundamental Index™ Fund’s expenses through expense waiver arrangements. In addition, the Trustees considered the initial expenses and efforts undertaken by AssetMark in creating and establishing the Fundamental Index™ Funds. After comparing each Fundamental Index™ Fund’s proposed fees with those of other comparable funds, and in light of the nature, extent and quality of services proposed to be provided to the Fundamental Index™ Funds by AssetMark, as well as the costs expected to be incurred by AssetMark in rendering those services, the Trustees concluded that the level of fees proposed to be paid to AssetMark with respect to each Fundamental Index™ Fund was fair and reasonable, and that this factor supported the Board’s determination to approve the Advisory Agreement on behalf of each Fundamental Index™ Fund.

The Trustees then compared both the services to be rendered and the proposed fees to be paid by the Fundamental Index™ Funds under the Advisory Agreement to the advisory fees paid by other funds with similar “enhanced index” investment strategies, as well as the other expenses that investors would bear if they were to hold those funds on the AssetMark platform and thus receive services comparable to those that shareholders in the Fundamental Index™ Funds will receive. The Trustees considered the proposed advisory fee levels in light of the Fundamental Index™ Funds’ unique distribution structure and noted that, in their view, it was necessary to evaluate the fees in that context.
The Trustees considered each of these factors in light of the benefits to the Funds of being offered through financial professionals using AssetMark’s various investment programs. The Trustees concluded that the level of the fees charged by AssetMark to each Fund, as adjusted by the fee waiver, would benefit each Fund and its shareholders.
Advisor Costs, Level of Profits and Economies of Scale

The Board also reviewed the financial information relating to AssetMark and detailing AssetMark’s profitability with respect to its management of the Actively Managed Funds. The Board considered the allocation methods used by AssetMark to allocate expenses to the Actively Managed Funds under its profitability analysis, and the individual profitability to AssetMark of each of the Actively Managed Funds under this methodology.
The Trustees considered AssetMark’s agreement to waive advisory fees received from the Funds to the extent necessary to reflect: (1) potential economies of scale; and (2) reductions in fees that may occur as a result of certain contractual breakpoints in the schedules of fees paid by AssetMark to sub-advisors under the Renewed Sub-Advisory Agreements and New Sub-Advisory Agreements.

Since the Fundamental Index™ Funds were newly-formed and had not commenced investment operations at the time of the May 15, 2007 meeting, AssetMark was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fundamental Index™ Funds’ assets grew, and whether fee levels would reflect such economies of scale, if any. The Trustees recognized the uncertainty associated with launching any new investment product and estimating future asset levels. The Trustees discussed the fee schedule in the Advisory Agreement, which included complex-wide breakpoints for the Fundamental Index™ Funds that were designed to pass along certain economies of scale to the extent that they were realized.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

The Trustees also considered other benefits received by AssetMark as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of AssetMark’s asset allocation investment programs and the related marketing rebates received by AssetMark.
The Trustees concluded that AssetMark’s cost structure was reasonable and that AssetMark is sharing, and would continue to share, potential economies of scale with each Fund and its shareholders, to their benefit.
Conclusion

The Board members indicated that, while the consideration of the continuance of the Advisory Agreement is an annual exercise, the Board engages in a detailed analysis of each of these factors throughout the course of the year. Based upon all of the foregoing factors and such other matters as were deemed relevant, the Trustees concluded that each factor supported the Board’s decision to approve the Advisory Agreement on behalf of the Funds. No single factor was determinative to the decisions of the Trustees.

The Renewed Sub-Advisory Agreements and New Sub-Advisory Agreements
Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board of Trustees for the Actively Managed Funds related to, among other things: (a) the terms and conditions of each Renewed Sub-Advisory Agreement; (b) the nature, quality and scope of the services provided to the Actively Managed Funds by each sub-advisor, as well as the fees charged for such services; (c) investment performance information compared to industry peer groups as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each sub-advisor’s personnel, operations, financial position and business operations; (f) information regarding each sub-advisor’s brokerage and compliance practices; and (g) information regarding each sub-advisor’s interactions with AssetMark regarding the management of the relevant Fund.

In addition, during the course of the year, with regard to the Actively Managed Funds, the Trustees received information relating to, among other things: (a) the quantitative performance of each sub-advisor; (b) AssetMark’s evaluation, in accordance with its role as a “manager of managers,” of the nature, extent and quality of the services provided by each sub-advisor; (c) AssetMark’s profitability in managing each Fund and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders; and (d) benefits to each sub-advisor, such as receipt of research from brokers, that might result from the sub-advisor’s relationship with a Fund. The Trustees considered and evaluated this information for purposes of determining whether to approve the Renewed Sub-Advisory Agreements.

In connection with their consideration of the two proposed sub-advisors for the Fundamental Index™ Funds, Research Affiliates and Russell, the Board was provided with the following materials: (i) each New Sub-Advisory Agreement; (ii) each sub-advisor’s responses to the initial contract approval questionnaire; (iii) each sub-advisor’s Form ADV; (iv) information regarding each sub-advisor’s investment professionals and other personnel; and (v) information about each sub-advisor’s compliance programs.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda prepared by each that described the Trustees’ legal duties and obligations in considering the renewal of the Renewed Sub-Advisory Agreements and approval of the New Sub-

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

Advisory Agreements. The Trustees discussed the approval of the Renewed Sub-Advisory Agreements and the New Sub-Advisory Agreements in communications prior to the meetings and, during the course of the meetings, in private sessions with independent counsel, at which no representatives of AssetMark or the Sub-Advisors were present.

The Board also considered that each Renewed Sub-Advisory Agreement is substantially identical to the existing corresponding previous Sub-Advisory Agreement, except for the effective date and term.

Factors Considered

The Trustees considered, and reached conclusions on, a number of factors in making the decisions to approve the Renewed Sub-Advisory Agreements and New Sub-Advisory Agreements. In so doing, the Trustees considered AssetMark’s active role as a “manager of managers,” which includes, among other items, monitoring and evaluating the performance of the sub-advisors, recommending that sub-advisors not performing as expected be replaced and negotiating favorable fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. These factors and the Board’s conclusions are set forth below.

Nature, Extent and Quality of Services

The Trustees considered each sub-advisor’s investment management process, including (a) the experience, capability and integrity of the sub-advisor’s management and other personnel; (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor’s brokerage and trading practices. The Trustees concluded that the nature, extent and quality of the services provided by each sub-advisor has benefited and will continue to benefit the relevant Actively Managed Fund and its shareholders and that this factor supported the Board’s determination to approve each Renewed Sub-Advisory Agreement.

The Trustees considered the nature, extent and quality of the services to be provided by each sub-advisor in its respective role in the management of the Fundamental Index™ Funds.
The Trustees noted that Research Affiliates will provide investment research, portfolio models and investment support for the Fundamental Index™ Funds and Russell will perform trading and administrative services for each Fundamental Index™ Fund in order to implement each Fund’s investment strategy. The Trustees considered Research Affiliates’ approach to index and portfolio construction and the manner in which fundamental indexes are created and maintained. The Trustees also considered the respective capabilities of Research
Affiliates and Russell to provide the management and/or services required by the Fundamental Index™ Funds. In addition, the Trustees noted that Research Affiliates and Russell had both adopted and implemented sufficient compliance policies and procedures. The Trustees concluded, with respect to each sub-advisor for the Fundamental Index™ Funds, that the nature, extent and quality of the services to be provided to the Fundamental Index™ Funds was satisfactory.

Investment Performance

For the Actively Managed Funds, the Trustees considered whether each sub-advisor operated within its respective Fund’s investment objective and style and considered each sub-advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each sub-advisor’s investment performance relative to benchmark indices. The Trustees concluded that each sub-advisor’s performance record in managing its relevant Actively Managed Fund indicates that its continued management will benefit the Fund and its shareholders. Because Research Affiliates and Russell had not yet begun serving as sub-advisors for the Fundamental Index™ Funds, the Trustees were not able to consider the investment performance for the Fundamental Index™ Funds. However, with regard to the Fundamental Index™ Funds, the Trustees did consider the experience of the proposed sub-advisors, including their delivery of similar services to other entities.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

Sub-Advisory Fees and Economies of Scale

The Trustees considered each sub-advisor’s fee schedule for providing services to its relevant Fund. The Trustees also considered individual reports prepared with regard to each Actively Managed sub-advisor containing comparative information regarding fees. The Trustees considered that breakpoints in certain of the Renewed Sub-Advisory Agreement and New Sub-Advisory Agreement fee schedules represented potential economies of scale that could be shared with Fund shareholders.
The Trustees considered other benefits received by each sub-advisor that might result from its relationship with the Fundamental Index™ Funds, including, where applicable, the receipt of research from brokers.

The Trustees also considered potential economies of scale with regard to the Fundamental Index™ Funds. Since the Fundamental Index™ Funds are newly-formed and have not commenced investment operations, the Trustees could not consider specific information concerning the extent to which economies of scale would be realized by the sub-advisors as the Fundamental Index™ Funds assets grew, and whether fee levels would reflect such economies of scale, if any. The Trustees recognized the uncertainty associated with launching any new investment product and estimating future asset levels. The Trustees concluded that the proposed fee arrangements with respect to each sub-advisor to the Fundamental Index™ Funds were satisfactory.
Conclusions

Based on their evaluation of the relevant factors, the Board, including the independent Trustees, concluded that each of the factors discussed above favored renewal of each Renewed Sub-Advisory Agreement and approval of each New Sub-Advisory Agreement. The Board concluded that each sub-advisory fee is reasonable; that each Actively Managed Fund and its shareholders have received reasonable value in return for those fees; and that approval of each Renewed Sub-Advisory Agreement and New Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

The Nuveen Sub-Advisory Agreement
Materials Reviewed and the Review Process

In considering the approval of the Nuveen Sub-Advisory Agreement, the Board was able to draw on its knowledge of the Trust, the Funds and AssetMark, as well as Nuveen. At its May 15, 2007 meeting, the Board had considered the approval of the Renewed Sub-Advisory Agreement with Nuveen, including the nature, extent and quality of services provided by Nuveen, Nuveen’s  investment performance with regard to its management of the Tax-Exempt Fixed Income Fund, and the relevant sub-advisory fees and economies of scale.

At the August 30, 2007 meeting, the Board discussed the then-anticipated Transaction and its implications and considered the approval of the Nuveen Sub-Advisory Agreement. AssetMark recommended the approval of the Nuveen Sub-Advisory Agreement, pursuant to which Nuveen would continue to serve as a sub-advisor of the Tax-Exempt Fixed Income Fund. The approval of the Nuveen Sub-Advisory Agreement was recommended by AssetMark because, among other factors: (i) the Transaction is not expected to have a material effect on the nature, extent or quality of the services provided by Nuveen to the Tax-Exempt Fixed Income Fund; (ii) the Nuveen personnel who have been responsible for managing Nuveen’s allocated portion of the Tax-Exempt Fixed Income Fund since 2006 will continue to serve in their respective capacities following the Transaction; and (iii) the terms of the Nuveen Sub-Advisory Agreement were identical, in all respects other than the date, to the previous Renewed Sub-Advisory Agreement with Nuveen that was approved by the Board at the May 15, 2007 Board meeting, as described above.

The Board considered that the Transaction would result in a change of control of Nuveen, and hence, in the assignment and termination of the prior Renewed Sub-Advisory Agreement between Nuveen and AssetMark, on behalf of the Tax-Exempt Fixed Income Fund. Because of the anticipated assignment and resulting termination of the previous Renewed Sub-Advisory Agreement, the Trustees, and by a separate vote, the independent Trustees, approved the Nuveen Sub-Advisory Agreement between AssetMark and Nuveen, to become effective following the Transaction.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2007 (unaudited)

The Board reviewed a copy of the Nuveen Sub-Advisory Agreement. The Board considered that the Nuveen Sub-Advisory Agreement provided for the same range of services and fees as the previous Renewed Sub-Advisory Agreement, and, most importantly, that the Nuveen Sub-Advisory Agreement was in all ways identical to the Renewed Sub-Advisory Agreement, except for the date. Given that the fee provided under the Nuveen Sub-Advisory Agreement was identical to the fee under the Renewed Sub-Advisory Agreement, the Board’s deliberations at the May 15, 2007 Board meeting, when the Renewed Sub-Advisory Agreement was approved, remained relevant.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the independent Trustees, with the assistance of independent counsel, concluded that the approval of the Nuveen Sub-Advisory Agreement was in the best interests of the Tax-Exempt Fixed Income Fund and its shareholders, and approved the Nuveen Sub-Advisory Agreement with respect to the Tax-Exempt Fixed Income Fund.

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AssetMark *funds*®

AssetMark Funds

Investment Advisor
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Semi-Annual Report

September 30, 2007

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second Fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By  /s/ Ronald Cordes
Ronald D. Cordes, President

Date   November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Ronald Cordes
Ronald D. Cordes, President

Date    November 29, 2007

By   /s/ Carrie Hansen
Carrie E. Hansen, Treasurer

Date   November 29, 2007